Schedule of Investments
(unaudited)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.10%, 04/15/38
(a) (b)
........... USD 2,000 $ 2,002,256
2x D Floating, Series 2X, Class D, (3-mo.
EURIBOR at 3.10% Floor + 3.10%), 0.00%,
01/15/39
(a) (c)
...................... EUR 250 288,163
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
5.79%, 02/15/37
(a) (c)
................. 100 115,701
AGL CLO 11 Ltd., Series 2021-11A, Class CR,
(3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 5.91%, 10/15/38
(a) (b)
........... USD 500 501,248
AGL CLO 20 Ltd., Series 2022-20A, Class A1R,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.25%, 10/20/37
(a) (b)
........... 1,500 1,504,178
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class A, (3-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.74%, 07/15/37
(a) (b)
. 2,000 2,007,292
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.28%, 07/25/39
(a) (c)
................. EUR 100 115,454
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.42%, 12/17/29
(a) (b)
................. USD 1,150 1,149,913
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.25%, 01/15/38
(a) (b)
...... 2,000 2,005,088
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a) (b) (d) (e)
........... 500 7,825
Ares XXXIX CLO Ltd., Series 2016-39A, Class
AR3, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.30%, 07/18/37
(a) (b)
.......... 2,000 2,005,172
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
4.83%, 01/15/39
(a) (c)
................. EUR 100 114,851
Aurium CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.15% Floor + 3.15%),
5.28%, 10/15/38
(a) (c)
................. 100 114,664
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
4.81%, 04/15/38
(a) (c)
................. 100 114,398
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.08%, 01/15/38
(a) (c)
................. 100 114,952
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A2R, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.58%, 07/20/37
(a) (b)
.......... USD 1,000 1,001,345
Ballyrock CLO Ltd., Series 2020-2A, Class A2R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 5.70%, 10/20/31
(a) (b)
........... 1,600 1,601,196
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 5.41%,
07/20/37
(a) (b)
...................... 2,000 2,006,112
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.60%,
10/15/37
(a) (b)
...................... 1,650 1,651,808
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 5.34%,
10/15/34
(a) (b)
...................... 3,500 3,499,988
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 5.04%, 01/25/38
(a) (b)
2,000 2,000,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 5.14%, 01/19/38
(a) (b)
.......... USD 1,000 $ 1,001,814
BlueMountain CLO XXV Ltd., Series 2019-25A,
Class A1RR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.25%, 01/15/38
(a) (b)
. 2,000 2,004,833
Carlyle US CLO Ltd., Series 2019-2A, Class
AR2, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.26%, 10/15/37
(a) (b)
.......... 2,000 2,004,956
CarVal CLO I Ltd., Series 2018-1A, Class BR,
(3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 5.74%, 07/16/31
(a) (b)
........... 1,600 1,598,312
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 07/20/37
(a) (b) (d) (e)
....... 1,000 275,100
CIFC European Funding CLO II DAC, Series 2X,
Class DR, (3-mo. EURIBOR at 3.00% Floor +
3.00%), 5.03%, 10/15/39
(a) (c)
........... EUR 100 115,265
CIFC Funding 2024-I Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.38%, 04/18/37
(a) (b)
........... USD 1,500 1,505,019
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.23%, 10/24/37 ................. 2,000 2,005,070
Series 2018-1A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.20%,
01/18/38 ...................... 1,347 1,350,367
Series 2019-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
5.36%, 10/15/38 ................. 2,400 2,403,479
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.31%,
10/15/34 ...................... 1,750 1,751,087
Clover CLO LLC
(a)(b)
Series 2018-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.45% Floor + 3.45%),
7.33%, 04/20/37 ................. 500 503,857
Series 2020-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
5.29%, 07/15/37 ................. 1,250 1,253,398
Series 2021-3A, Class DR, (3-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 6.41%,
01/25/35 ...................... 1,000 1,000,797
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.13%, 10/15/37
(a) (c)
................. EUR 100 115,182
Contego CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.49%, 01/23/38
(a) (c)
................. 120 137,685
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class D1, (3-mo. CME Term SOFR at 3.25%
Floor + 3.25%), 7.13%, 04/20/38
(a) (b)
...... USD 1,000 1,011,650
Diameter Capital CLO 3 Ltd.
(a)(b)
Series 2022-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.23%,
01/15/38 ...................... 2,500 2,505,748
Series 2022-3A, Class A2R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.60%,
01/15/38 ...................... 2,500 2,502,840
Eaton Vance CLO Ltd., Series 2019-1A, Class
D1R2, (3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 7.25%, 07/15/37
(a) (b)
...... 1,000 1,001,539
Elmwood CLO 37 Ltd., Series 2024-13A, Class
D1, (3-mo. CME Term SOFR at 2.60% Floor +
2.60%), 6.48%, 01/17/38
(a) (b)
........... 2,000 2,005,584

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.61%, 10/15/34
(a) (c)
.......... EUR 250 $ 288,825
FS Rialto Issuer LLC, Series 2025-FL10, Class
A, (1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.42%, 08/19/42
(a) (b)
........... USD 1,150 1,149,107
Generate CLO 16 Ltd., Series 2024-16A, Class
A1, (3-mo. CME Term SOFR at 1.54% Floor +
1.54%), 5.42%, 07/20/37
(a) (b)
........... 1,750 1,755,375
Generate CLO 17 Ltd., Series 2024-17A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.26%, 10/22/37
(a) (b)
........... 2,000 2,004,788
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 5.48%, 04/22/37
(a) (b)
........... 1,000 1,003,500
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.22%,
10/20/37
(a) (b)
...................... 3,000 3,006,966
Greywolf CLO V Ltd., Series 2015-1A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.12%, 01/27/31
(a) (b)
........... 424 424,951
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36% Floor
+ 0.47%), 4.47%, 03/25/36
(a)
........... 51 14,576
Hambridge Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.34%, 10/20/38
(a) (c)
................. EUR 100 115,265
Harvest CLO XXXII DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
5.66%, 07/25/37
(a) (c)
................. 110 127,629
Henley CLO XI DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.66%,
04/25/39
(a) (c)
...................... 130 148,587
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 5.00%, 04/23/38
(a) (b)
. USD 2,000 1,998,860
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 7.41%, 08/15/37
(a) (b)
...... 2,500 2,509,249
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (1-mo. CME Term SOFR
at 0.56% Floor + 0.67%), 4.67%, 05/25/37
(a)
. 650 560,101
New Mountain CLO 3 Ltd., Series CLO-3A, Class
A1R, (3-mo. CME Term SOFR at 1.33% Floor
+ 1.33%), 5.21%, 10/20/38
(a) (b)
.......... 1,500 1,503,994
New Mountain CLO 7 Ltd., Series CLO-7A, Class
A1, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.08%, 03/31/38
(a) (b)
........... 1,500 1,501,629
Oak Hill Credit Partners X-R Ltd., Series 2014-
10RA, Class D1R2, (3-mo. CME Term SOFR
at 2.50% Floor + 2.50%), 6.38%, 04/20/38
(a) (b)
2,000 2,000,987
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (3-mo. CME Term SOFR
at 1.85% Floor + 2.11%), 5.99%, 07/17/30
(a) (b)
250 250,630
OHA Credit Funding 13 Ltd., Series 2022-13A,
Class D2R, (3-mo. CME Term SOFR at 4.10%
Floor + 4.10%), 7.98%, 07/20/37
(a) (b)
...... 1,000 1,016,818
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R4, (3-mo. CME Term SOFR at
2.50% Floor + 2.50%), 6.70%, 02/20/38
(a) (b)
. 1,000 998,906
OHA Loan Funding Ltd., Series 2013-1A, Class
D1R3, (3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 7.16%, 04/23/37
(a) (b)
...... 1,700 1,704,715
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
(a)(b)
Series 2020-3A, Class BR2, (3-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.86%,
11/15/36 ...................... USD 1,000 $ 1,005,532
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.80%,
10/15/38 ...................... 1,750 1,754,831
Series 2021-4A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.22%,
07/15/38 ...................... 3,000 3,006,906
Series 2021-4A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.75%,
07/15/38 ...................... 1,400 1,403,250
Series 2021-4A, Class D1R, (3-mo. CME
Term SOFR at 2.85% Floor + 2.85%),
6.75%, 07/15/38 ................. 3,000 3,005,678
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.23%,
07/20/37 ...................... 2,000 2,004,521
Pikes Peak CLO 5, Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.28%, 10/20/37
(a) (b)
........... 1,100 1,102,197
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 7.17%, 01/15/35
(a) (b)
........... 1,000 1,001,192
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.28%, 07/17/37
(a) (b)
........... 3,000 3,006,600
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 7.20%, 01/20/35
(a) (b)
...... 1,000 1,000,000
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.20%, 01/20/38
(a) (b)
...... 2,000 2,005,072
Rockford Tower CLO Ltd., Series 2018-2A, Class
C, (3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.35%, 10/20/31
(a) (b)
........... 300 300,745
Rockford Tower Europe CLO DAC
(a)(c)
Series 2025-1X, Class D, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 5.06%, 10/25/37 . EUR 100 114,552
Series 2025-3X, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 0.00%, 01/15/40 . 150 172,898
Signal Harmonic CLO I DAC, Series 1X, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 5.42%, 07/15/38
(a) (c)
........... 100 115,504
Silver Point CLO 1 Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.58%, 01/20/38
(a) (b)
........... USD 1,500 1,500,774
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.26%, 01/15/38
(a) (b)
........... 1,700 1,704,800
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 5.11%, 04/15/38
(a) (b)
........... 1,000 1,001,247
Silver Point Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
0.00%, 01/15/39
(a) (c)
................. EUR 100 115,265
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.25%, 07/21/37
(a) (b)
........... USD 2,000 2,005,310
Sixth Street CLO XV Ltd., Series 2020-15A,
Class AR, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.24%, 10/24/37
(a) (b)
...... 1,000 1,002,702
Sixth Street CLO XX Ltd., Series 2021-20A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.53%, 07/17/38
(a) (b)
...... 750 751,498

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sona Fios CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.33%, 08/25/38
(a) (c)
................. EUR 100 $ 115,488
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-2A, Class DR, (3-mo. CME Term
SOFR at 4.50% Floor + 4.50%), 8.38%,
01/20/37 ...................... USD 2,000 2,001,492
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.48%,
04/20/37 ...................... 1,000 1,005,527
Series 2025-6A, Class D1A, (3-mo. CME Term
SOFR at 2.70% Floor + 2.70%), 6.58%,
04/20/38 ...................... 2,000 2,007,183
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.32%, 04/15/33
(a) (b)
........... 500 501,241
TICP CLO XI Ltd., Series 2018-11A, Class DR,
(3-mo. CME Term SOFR at 3.70% Floor +
3.70%), 7.56%, 04/25/37
(a) (b)
........... 300 301,078
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.28%,
07/23/37 ...................... 2,000 2,004,862
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.66%,
07/23/37 ...................... 1,000 1,002,023
Series 2021-1A, Class D1R, (3-mo. CME
Term SOFR at 3.40% Floor + 3.40%),
7.26%, 07/23/37 ................. 1,000 1,003,989
Series 2022-2A, Class AR, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 5.12%,
03/27/38 ...................... 2,000 2,002,534
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 178 245,942
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR at 0.00% Floor +
3.16%), 7.05%, 04/20/31
(a) (b)
........... USD 500 501,329
Wellington Management CLO 3 Ltd., Series
2024-3A, Class D1, (3-mo. CME Term SOFR
at 3.00% Floor + 3.00%), 6.88%, 07/18/37
(a) (b)
1,000 1,004,290
Total Asset-Backed Securities — 8 .6%
(Cost: $ 119,243,732 ) .............................. 118,838,696
Shares
Shares
Common Stocks
Aerospace & Defense — 0.4%
Airbus SE .......................... 264 65,095
BAE Systems plc ..................... 115,406 2,842,852
Boeing Co. (The)
(e)
.................... 1,237 248,662
Hensoldt AG
(f)
....................... 2,825 301,139
Howmet Aerospace, Inc. ................ 176 36,247
L3Harris Technologies, Inc. .............. 931 269,152
Lockheed Martin Corp. ................. 340 167,239
Northrop Grumman Corp. ............... 552 322,064
RTX Corp. ......................... 810 144,585
Singapore Technologies Engineering Ltd. ..... 67,500 439,767
4,836,802
Air Freight & Logistics — 0.0%
FedEx Corp. ........................ 1,425 361,694
Automobile Components — 0.2%
Aptiv plc
(e)
.......................... 1,957 158,713
Bridgestone Corp. .................... 23,800 1,038,992
Security
Shares
Shares Value
Automobile Components (continued)
Cie Generale des Etablissements Michelin SCA 27,184 $ 868,405
Magna International, Inc. ................ 11,245 531,242
2,597,352
Automobiles — 0.2%
General Motors Co. ................... 3,664 253,146
Honda Motor Co. Ltd. .................. 185,300 1,872,873
Isuzu Motors Ltd. ..................... 23,400 287,125
Yamaha Motor Co. Ltd. ................. 38,500 277,383
2,690,527
Banks — 2.2%
Banco de Sabadell SA ................. 222,419 833,826
Banco Santander SA .................. 90,951 926,808
Bank of America Corp. ................. 19,823 1,059,539
Bank of Nova Scotia (The) ............... 50,984 3,343,922
BNP Paribas SA ..................... 9,302 720,515
BOC Hong Kong Holdings Ltd. ............ 157,000 771,454
CaixaBank SA ....................... 161,926 1,711,517
Citigroup, Inc. ....................... 11,809 1,195,425
Commerzbank AG .................... 19,678 717,517
Credit Agricole SA .................... 43,641 787,780
DBS Group Holdings Ltd. ............... 59,302 2,455,253
DNB Bank ASA ...................... 37,887 967,082
Erste Group Bank AG .................. 4,078 422,436
First Citizens BancShares, Inc. , Class A ...... 377 687,957
Flagstar Bank NA ..................... 15,133 172,819
HSBC Holdings plc ................... 159,689 2,235,559
ING Groep NV ....................... 34,318 856,910
Intesa Sanpaolo SpA .................. 142,013 915,323
JPMorgan Chase & Co. ................ 2,860 889,803
NatWest Group plc .................... 311,310 2,396,625
Nordea Bank Abp .................... 29,454 503,864
Oversea-Chinese Banking Corp. Ltd. ....... 147,600 1,930,815
Raiffeisen Bank International AG .......... 6,051 225,582
Regions Financial Corp. ................ 5,412 130,971
Sberbank of Russia PJSC
(e) (g)
............. 98,136 12
UniCredit SpA ....................... 14,118 1,045,391
United Overseas Bank Ltd. .............. 55,700 1,481,479
Wells Fargo & Co. .................... 5,995 521,385
29,907,569
Beverages — 0.2%
Brown-Forman Corp. , Class B ............ 3,675 100,070
Diageo plc ......................... 90,161 2,073,861
Keurig Dr Pepper, Inc. ................. 23,628 641,737
2,815,668
Broadline Retail — 0.1%
Amazon.com, Inc.
(e)
................... 3,696 902,637
Canadian Tire Corp. Ltd. , Class A .......... 2,155 247,144
eBay, Inc. .......................... 1,481 120,420
PDD Holdings, Inc. , ADR
(e)
.............. 1,156 155,910
1,426,111
Building Products — 0.2%
A O Smith Corp. ..................... 493 32,533
Belimo Holding AG (Registered) ........... 209 225,499
Carrier Global Corp. ................... 7,008 416,906
Cie de Saint-Gobain SA ................ 4,428 429,791
Fortune Brands Innovations, Inc. .......... 7,949 403,809
Geberit AG (Registered) ................ 553 404,256
Johnson Controls International plc ......... 2,345 268,245
Kingspan Group plc ................... 2,712 203,070
Nibe Industrier AB , Class B .............. 49,738 193,546
ROCKWOOL A/S , Class B .............. 3,655 125,241

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Trane Technologies plc ................. 867 $ 388,980
3,091,876
Capital Markets — 0.3%
Bank of New York Mellon Corp. (The) ....... 2,162 233,345
Carlyle Group, Inc. (The) ................ 3,144 167,638
CBOE Global Markets, Inc. .............. 133 32,670
Charles Schwab Corp. (The) ............. 1,990 188,095
Deutsche Bank AG (Registered) ........... 21,126 756,315
DigitalBridge Group, Inc. , Class A .......... 5,110 60,451
Goldman Sachs Group, Inc. (The) ......... 787 621,234
Intercontinental Exchange, Inc. ........... 2,609 381,671
Morgan Stanley ...................... 5,577 914,628
MSCI, Inc. ......................... 184 108,293
Nasdaq, Inc. ........................ 1,134 96,946
Raymond James Financial, Inc. ........... 411 65,213
State Street Corp. .................... 1,154 133,472
3,759,971
Chemicals — 0.4%
Air Products & Chemicals, Inc. ............ 2,280 553,105
Akzo Nobel NV ...................... 3,193 211,010
Arkema SA ......................... 4,012 238,163
Axalta Coating Systems Ltd.
(e)
............ 3,660 104,200
BASF SE .......................... 13,657 673,862
Croda International plc ................. 5,311 201,611
Evonik Industries AG .................. 9,737 163,173
Linde plc .......................... 1,489 622,849
LyondellBasell Industries NV , Class A ....... 4,900 227,458
Mosaic Co. (The) ..................... 2,247 61,680
Nutrien Ltd. ......................... 20,383 1,110,162
PPG Industries, Inc. ................... 3,718 363,434
Sherwin-Williams Co. (The) .............. 507 174,885
Sika AG (Registered) .................. 2,070 405,695
5,111,287
Commercial Services & Supplies — 0.2%
Bilfinger SE ......................... 3,031 327,022
Brambles Ltd. ....................... 56,480 917,776
Element Fleet Management Corp. ......... 16,384 441,914
Rentokil Initial plc ..................... 58,827 328,340
Rollins, Inc. ......................... 1,198 69,017
Securitas AB , Class B .................. 20,298 299,007
SPIE SA ........................... 8,708 443,171
WOM New Holdco
(e) (g)
.................. 2,389 54,947
2,881,194
Communications Equipment — 0.1%
Cisco Systems, Inc. ................... 4,882 356,923
F5, Inc.
(e)
.......................... 529 133,864
Telefonaktiebolaget LM Ericsson , Class B .... 112,652 1,142,952
1,633,739
Construction & Engineering — 0.5%
ACS Actividades de Construccion y Servicios SA 7,262 596,281
Bouygues SA ....................... 7,518 339,348
Eiffage SA ......................... 4,272 525,669
EMCOR Group, Inc. ................... 360 243,281
Ferrovial SE ........................ 16,444 1,009,075
MasTec, Inc.
(e)
....................... 1,025 209,264
Quanta Services, Inc. .................. 1,036 465,299
Skanska AB , Class B .................. 8,972 244,326
Vinci SA ........................... 27,544 3,683,082
7,315,625
Security
Shares
Shares Value
Construction Materials — 0.3%
Amrize Ltd.
(e)
........................ 21,383 $ 1,106,484
Buzzi SpA .......................... 3,055 184,043
Heidelberg Materials AG ................ 1,944 456,070
Holcim AG ......................... 30,462 2,708,109
Wienerberger AG ..................... 3,348 99,384
4,554,090
Consumer Finance — 0.0%
American Express Co. ................. 1,017 366,862
Consumer Staples Distribution & Retail — 0.4%
Coles Group Ltd. ..................... 54,341 783,736
Costco Wholesale Corp. ................ 564 514,058
Dollar General Corp. .................. 5,040 497,246
Koninklijke Ahold Delhaize NV ............ 38,072 1,558,310
Kroger Co. (The) ..................... 3,893 247,711
Sysco Corp. ........................ 2,120 157,474
Target Corp. ........................ 5,547 514,318
Tesco plc .......................... 277,738 1,676,058
5,948,911
Containers & Packaging — 0.0%
Avery Dennison Corp. .................. 425 74,328
Crown Holdings, Inc. .................. 1,440 139,939
Sealed Air Corp. ..................... 8,285 277,631
491,898
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ....... 22,970 686,344
Merlin Properties Socimi SA ............. 42,981 669,569
1,355,913
Diversified Telecommunication Services — 0.2%
Cellnex Telecom SA
(b) (c)
................. 17,147 533,816
Deutsche Telekom AG (Registered) ........ 6,947 215,184
Elisa OYJ .......................... 5,837 257,203
Koninklijke KPN NV ................... 161,466 747,178
Telstra Group Ltd. .................... 168,448 538,164
Verizon Communications, Inc. ............ 4,155 165,120
2,456,665
Electric Utilities — 0.8%
Acciona SA ......................... 1,861 411,917
Alliant Energy Corp. ................... 6,047 404,061
American Electric Power Co., Inc. .......... 5,768 693,660
Chubu Electric Power Co., Inc. ............ 5,900 82,044
Duke Energy Corp. ................... 6,193 769,790
Elia Group SA/NV .................... 4,129 497,662
Emera, Inc. ......................... 16,129 766,805
Endesa SA ......................... 12,885 461,745
Entergy Corp. ....................... 8,155 783,614
Evergy, Inc. ......................... 8,166 627,230
Eversource Energy ................... 3,715 274,204
Exelon Corp. ........................ 6,821 314,585
FirstEnergy Corp. .................... 12,669 580,620
Kansai Electric Power Co., Inc. (The) ....... 7,400 115,441
Korea Electric Power Corp. .............. 2,518 75,374
Kyushu Electric Power Co., Inc. ........... 7,800 76,551
NextEra Energy, Inc. .................. 8,368 681,155
Origin Energy Ltd. .................... 70,068 561,512
PG&E Corp. ........................ 36,599 584,120
Pinnacle West Capital Corp. ............. 2,956 261,665
Power Assets Holdings Ltd. .............. 18,500 117,526
PPL Corp. ......................... 6,197 226,314
Southern Co. (The) ................... 8,214 772,445
Xcel Energy, Inc. ..................... 9,269 752,365
10,892,405

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 0.3%
Eaton Corp. plc ...................... 1,206 $ 460,161
Emerson Electric Co. .................. 2,930 408,940
GE Vernova, Inc. ..................... 1,104 645,995
Generac Holdings, Inc.
(e)
................ 732 122,991
Hubbell, Inc. ........................ 507 238,290
Legrand SA ........................ 1,638 282,862
Nexans SA ......................... 1,400 197,123
NKT A/S
(e)
.......................... 2,154 241,121
nVent Electric plc ..................... 394 45,054
nVent Electric plc ..................... 1,261 144,195
Prysmian SpA ....................... 5,359 558,749
Siemens Energy AG
(e)
.................. 6,728 838,210
Vertiv Holdings Co. , Class A ............. 2,546 491,022
4,674,713
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A ............... 1,607 223,920
CDW Corp. ......................... 1,240 197,619
Murata Manufacturing Co. Ltd. ............ 68,600 1,479,079
Omron Corp. ........................ 7,400 206,347
Ralliant Corp. ....................... 2,896 127,192
Yokogawa Electric Corp. ................ 9,500 284,187
2,518,344
Energy Equipment & Services — 0.0%
Baker Hughes Co. .................... 710 34,371
Baker Hughes Co. , Class A .............. 4,833 233,966
268,337
Entertainment — 0.0%
Walt Disney Co. (The) ................. 551 62,054
Financial Services — 0.2%
Aimbridge Topco LLC
(e) (g)
................ 1,250 80,622
Fidelity National Information Services, Inc. .... 7,633 477,215
Global Payments, Inc. ................. 1,598 124,261
Poste Italiane SpA
(b) (c)
.................. 19,115 460,861
Visa, Inc. , Class A .................... 2,723 927,835
Voya Financial, Inc. ................... 3,701 275,576
2,346,370
Food Products — 0.3%
Associated British Foods plc ............. 13,085 394,860
Campbell's Co. (The) .................. 5,680 171,138
H-Food Holdings LLC
(e)
................. 1,291 20,899
Hormel Foods Corp. ................... 7,026 151,691
JDE Peet's NV ...................... 7,143 259,963
Kraft Heinz Co. (The) .................. 8,197 202,712
Lamb Weston Holdings, Inc. ............. 3,258 201,116
McCormick & Co., Inc. (Non-Voting) ........ 1,553 99,641
Mondelez International, Inc. , Class A ........ 9,808 563,568
Nestle SA (Registered) ................. 23,270 2,223,413
Orkla ASA .......................... 28,464 289,089
4,578,090
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 2,125 364,905
Italgas SpA ......................... 11,704 122,809
Tokyo Gas Co. Ltd. ................... 3,900 136,868
624,582
Ground Transportation — 0.2%
Aurizon Holdings Ltd. .................. 34,841 78,166
Canadian National Railway Co. ........... 4,400 421,914
Canadian Pacific Kansas City Ltd. ......... 2,602 187,245
CSX Corp. ......................... 10,737 386,747
East Japan Railway Co. ................ 3,100 75,717
Firstgroup plc ....................... 4,037 11,137
Security
Shares
Shares Value
Ground Transportation (continued)
Norfolk Southern Corp. ................. 735 $ 208,284
SIRVA, Inc.
(e)
........................ 75 62
Union Pacific Corp. ................... 3,030 667,721
West Japan Railway Co. ................ 3,600 73,988
2,110,981
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories ................... 12,749 1,576,031
Baxter International, Inc. ................ 33,574 620,112
Becton Dickinson & Co. ................ 4,625 826,534
Boston Scientific Corp.
(e)
................ 5,494 553,356
Coloplast A/S , Class B ................. 5,227 472,753
Cooper Cos., Inc. (The)
(e)
............... 3,846 268,874
Dexcom, Inc.
(e)
...................... 4,147 241,438
Edwards Lifesciences Corp.
(e)
............ 4,861 400,789
GE HealthCare Technologies, Inc. ......... 4,822 361,409
Hologic, Inc.
(e)
....................... 4,030 297,857
Insulet Corp.
(e)
....................... 877 274,510
Intuitive Surgical, Inc.
(e)
................. 1,334 712,729
Koninklijke Philips NV .................. 33,110 907,055
Medtronic plc ....................... 10,998 997,519
ResMed, Inc. ....................... 1,543 380,936
Solventum Corp.
(e)
.................... 3,524 243,297
STERIS plc ......................... 1,577 371,699
Stryker Corp. ....................... 1,484 528,660
Zimmer Biomet Holdings, Inc. ............ 2,851 286,697
10,322,255
Health Care Providers & Services — 0.9%
Brookdale Senior Living, Inc.
(e)
............ 80,835 749,340
Cardinal Health, Inc. ................... 6,768 1,291,131
Cencora, Inc. ....................... 2,612 882,360
Centene Corp.
(e)
..................... 19,679 696,046
Cigna Group (The) .................... 4,239 1,036,054
CVS Health Corp. .................... 17,488 1,366,687
Elevance Health, Inc. .................. 4,183 1,326,848
HCA Healthcare, Inc. .................. 400 183,872
Henry Schein, Inc.
(e)
................... 5,990 378,568
Humana, Inc. ....................... 2,912 810,089
Labcorp Holdings, Inc. ................. 553 140,440
McKesson Corp. ..................... 1,278 1,036,893
Molina Healthcare, Inc.
(e)
................ 2,400 367,344
Sonic Healthcare Ltd. .................. 18,937 262,100
UnitedHealth Group, Inc. ................ 6,386 2,181,202
12,708,974
Health Care REITs — 0.3%
American Healthcare REIT, Inc. ........... 27,754 1,257,811
CareTrust REIT, Inc. ................... 24,577 851,593
Healthcare Realty Trust, Inc. , Class A ....... 8,610 152,569
Healthpeak Properties, Inc. .............. 44,846 804,986
Welltower, Inc. ....................... 1,951 353,209
3,420,168
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. .............. 782 349,393
Hotels, Restaurants & Leisure — 0.2%
Darden Restaurants, Inc. ............... 892 160,694
Domino's Pizza, Inc. ................... 161 64,152
Evolution AB
(b) (c)
...................... 6,575 438,076
FDJ United
(b) (c)
....................... 3,969 115,645
Genting Singapore Ltd. ................. 276,000 154,712
Restaurant Brands International, Inc. ........ 12,654 831,120
Sodexo SA ......................... 2,120 117,385
Whitbread plc ....................... 6,996 266,339

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. .................... 1,396 $ 192,941
2,341,064
Household Durables — 0.1%
Lennar Corp. , Class A .................. 1,101 136,271
Sekisui House Ltd. .................... 24,200 519,217
655,488
Household Products — 0.2%
Reckitt Benckiser Group plc .............. 28,194 2,156,533
Independent Power and Renewable Electricity Producers — 0.0%
Northland Power, Inc. .................. 4,422 80,807
Industrial Conglomerates — 0.1%
DCC plc ........................... 3,743 246,585
Sekisui Chemical Co. Ltd. ............... 15,600 270,259
Siemens AG (Registered) ............... 3,910 1,108,084
Swire Pacific Ltd. , Class A ............... 16,000 132,149
1,757,077
Industrial REITs — 0.4%
EastGroup Properties, Inc. .............. 5,623 981,382
Goodman Group ..................... 35,655 769,014
LondonMetric Property plc ............... 388,358 971,596
Mitsui Fudosan Logistics Park, Inc. ......... 471 341,412
Prologis, Inc. ........................ 8,186 1,015,801
Rexford Industrial Realty, Inc. ............ 5,449 225,153
STAG Industrial, Inc. .................. 22,044 843,624
Tritax Big Box REIT plc ................. 228,320 450,717
Warehouses De Pauw CVA .............. 20,310 515,766
6,114,465
Insurance — 0.6%
Admiral Group plc .................... 10,354 445,814
Allianz SE (Registered) ................. 6,211 2,495,840
Allstate Corp. (The) ................... 840 160,877
American International Group, Inc. ......... 2,451 193,531
ASR Nederland NV ................... 6,727 448,951
AXA SA ........................... 54,684 2,372,652
Fidelity National Financial, Inc. , Class A ...... 3,699 204,333
Marsh & McLennan Cos., Inc. ............ 1,323 235,692
Power Corp. of Canada ................ 22,903 1,072,851
Progressive Corp. (The) ................ 2,078 428,068
Tryg A/S ........................... 14,691 362,118
Willis Towers Watson plc ................ 800 250,480
8,671,207
Interactive Media & Services — 0.2%
Alphabet, Inc. , Class A ................. 3,616 1,016,783
Alphabet, Inc. , Class C ................. 1,666 469,512
Meta Platforms, Inc. , Class A ............. 1,665 1,079,503
2,565,798
IT Services — 0.1%
Accenture plc , Class A ................. 3,925 981,643
Cognizant Technology Solutions Corp. , Class A . 1,141 83,156
NEXTDC Ltd.
(e)
...................... 32,082 329,833
Otsuka Corp. ....................... 9,500 187,816
SCSK Corp. ........................ 6,500 238,853
Travelport Technology Ltd.
(e) (g)
............ 27 79,857
1,901,158
Leisure Products — 0.0%
Hasbro, Inc. ........................ 2,482 189,401
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. ............... 4,193 613,687
Danaher Corp. ...................... 4,187 901,796
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc. ............. 1,871 $ 1,061,587
West Pharmaceutical Services, Inc. ........ 1,679 473,596
3,050,666
Machinery — 0.8%
Aalberts NV ........................ 3,551 112,500
Alstom SA
(e)
........................ 21,307 532,837
Atlas Copco AB , Class A ................ 36,001 603,235
Caterpillar, Inc. ...................... 1,228 708,875
CNH Industrial NV .................... 9,130 95,774
Cummins, Inc. ....................... 1,029 450,373
Deere & Co. ........................ 900 415,467
Fortive Corp. ........................ 3,067 154,393
GEA Group AG ...................... 6,765 483,885
Georg Fischer AG (Registered) ........... 4,365 308,210
Illinois Tool Works, Inc. ................. 2,167 528,575
IMI plc ............................ 13,360 420,025
Indutrade AB ........................ 7,610 203,433
Interpump Group SpA .................. 6,971 359,776
KION Group AG ...................... 7,250 515,145
Knorr-Bremse AG .................... 4,453 414,343
Komatsu Ltd. ....................... 37,200 1,244,376
Kone OYJ , Class B ................... 14,144 945,004
Konecranes OYJ ..................... 4,299 424,344
Kubota Corp. ....................... 40,500 524,360
Middleby Corp. (The)
(e)
................. 1,090 135,411
Nordson Corp. ....................... 143 33,169
Otis Worldwide Corp. .................. 1,844 171,049
PACCAR, Inc. ....................... 5,636 554,582
Palfinger AG ........................ 1,603 60,050
SKF AB , Class B ..................... 14,407 369,281
Snap-on, Inc. ....................... 303 101,672
Vossloh AG ......................... 1,922 175,292
Westinghouse Air Brake Technologies Corp. ... 174 35,572
Xylem, Inc. ......................... 695 104,841
11,185,849
Media — 0.1%
Comcast Corp. , Class A ................ 32,067 892,585
Interpublic Group of Cos., Inc. (The) ........ 2,472 63,432
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 4,591 )
(e) (g) (h)
............ 786 82,530
WPP plc ........................... 85,474 322,978
1,361,525
Metals & Mining — 0.1%
ArcelorMittal SA ...................... 10,464 399,474
Aurubis AG ......................... 1,521 198,318
Barrick Mining Corp. ................... 3,446 113,029
Freeport-McMoRan, Inc. ................ 3,438 143,365
JFE Holdings, Inc. .................... 23,600 270,461
Southern Copper Corp. ................. 1,671 231,935
Steel Dynamics, Inc. ................... 461 72,285
Teck Resources Ltd. , Class B ............ 8,283 355,506
1,784,373
Multi-Utilities — 0.4%
Ameren Corp. ....................... 1,918 195,674
CenterPoint Energy, Inc. ................ 13,312 509,051
Centrica plc ........................ 56,310 132,711
CMS Energy Corp. .................... 4,847 356,497
Dominion Energy, Inc. .................. 15,067 884,282
E.ON SE .......................... 35,896 667,895
National Grid plc ..................... 32,623 489,153
NiSource, Inc. ....................... 6,807 286,643
Public Service Enterprise Group, Inc. ....... 5,027 404,975
Sempra ........................... 6,969 640,730

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities (continued)
Veolia Environnement SA ............... 30,506 $ 1,008,136
WEC Energy Group, Inc. ................ 4,949 552,952
6,128,699
Office REITs — 0.2%
BXP, Inc. .......................... 11,208 797,897
Cousins Properties, Inc. ................ 35,630 923,886
Empire State Realty Trust, Inc. , Class A ...... 44,535 329,114
Orix JREIT, Inc. ...................... 352 238,262
2,289,159
Oil, Gas & Consumable Fuels — 0.9%
Antero Resources Corp.
(e)
............... 3,492 107,938
BP plc ............................ 110,559 647,744
Cheniere Energy, Inc. .................. 978 207,336
ConocoPhillips ...................... 10,724 952,935
Coterra Energy, Inc. ................... 14,399 340,680
Enbridge, Inc. ....................... 4,077 190,108
Eni SpA ........................... 87,842 1,619,761
EOG Resources, Inc. .................. 4,647 491,838
EQT Corp. ......................... 4,272 228,894
Expand Energy Corp. .................. 3,225 333,175
Kinder Morgan, Inc. ................... 16,731 438,185
Koninklijke Vopak NV .................. 2,493 112,975
Kosmos Energy Ltd.
(e)
.................. 176,469 277,056
LUKOIL PJSC
(e) (g)
..................... 44,196 5
Novatek PJSC
(e) (g)
.................... 80 —
Pembina Pipeline Corp. ................ 23,912 904,617
Phillips 66 .......................... 3,626 493,644
Range Resources Corp. ................ 3,129 111,236
Shell plc ........................... 12,456 466,968
South Bow Corp. ..................... 4,799 124,438
Targa Resources Corp. ................. 2,306 355,216
TC Energy Corp. ..................... 17,278 866,878
TotalEnergies SE ..................... 36,672 2,289,618
Williams Cos., Inc. (The) ................ 17,919 1,036,973
12,598,218
Passenger Airlines — 0.0%
Qantas Airways Ltd. ................... 30,469 202,989
Singapore Airlines Ltd. ................. 66,800 340,046
543,035
Personal Care Products — 0.2%
Unilever plc ......................... 39,272 2,356,492
Pharmaceuticals — 1.7%
AstraZeneca plc ..................... 23,403 3,860,293
Bayer AG (Registered) ................. 24,253 754,377
Bristol-Myers Squibb Co. ................ 3,950 181,977
Eli Lilly & Co. ....................... 2,292 1,977,675
GSK plc ........................... 41,388 969,036
Haleon plc ......................... 134,254 624,312
Ipsen SA .......................... 2,146 301,580
Kyowa Kirin Co. Ltd. ................... 9,700 150,195
Merck & Co., Inc. ..................... 14,384 1,236,736
Novartis AG (Registered) ............... 9,644 1,193,558
Novo Nordisk A/S , Class B .............. 43,885 2,160,534
Orion OYJ , Class B ................... 9,412 657,268
Recordati Industria Chimica e Farmaceutica SpA 8,598 511,768
Roche Holding AG .................... 12,020 3,913,838
Sanofi SA .......................... 35,147 3,555,571
UCB SA ........................... 2,894 744,169
Zoetis, Inc. , Class A ................... 1,422 204,896
22,997,783
Security
Shares
Shares Value
Professional Services — 0.2%
Automatic Data Processing, Inc. ........... 2,127 $ 553,658
Broadridge Financial Solutions, Inc. ........ 437 96,315
Intertek Group plc .................... 6,485 431,953
Leidos Holdings, Inc. .................. 661 125,901
Maximus, Inc. ....................... 1,880 156,265
SS&C Technologies Holdings, Inc. ......... 7,387 627,304
Teleperformance SE ................... 2,163 154,457
2,145,853
Real Estate Management & Development — 0.3%
ADLER Group SA
(e) (g)
.................. 49,454 —
CK Asset Holdings Ltd. ................. 72,500 358,675
Lendlease Corp. Ltd.
(i)
................. 58,496 212,129
Mitsubishi Estate Co. Ltd. ............... 15,800 334,832
Mitsui Fudosan Co. Ltd. ................ 79,700 829,868
TAG Immobilien AG ................... 7,202 119,560
Tokyu Fudosan Holdings Corp. ............ 30,400 244,984
VGP NV ........................... 2,854 329,712
Vonovia SE ......................... 20,921 628,797
Wharf Real Estate Investment Co. Ltd. ...... 171,000 486,704
3,545,261
Residential REITs — 0.2%
AvalonBay Communities, Inc. ............ 5,072 882,122
Centurion Accommodation REIT
(e)
......... 58,800 47,886
Equity LifeStyle Properties, Inc. ........... 19,018 1,161,049
UDR, Inc. .......................... 19,625 661,166
UNITE Group plc (The) ................. 59,693 445,263
3,197,486
Retail REITs — 0.3%
Agree Realty Corp. ................... 13,121 957,964
Federal Realty Investment Trust ........... 4,862 467,676
Link REIT .......................... 89,500 466,081
Primaris REIT ....................... 26,194 287,237
Regency Centers Corp. ................ 11,677 805,129
Simon Property Group, Inc. .............. 6,738 1,184,271
4,168,358
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc. ................. 1,477 344,289
BE Semiconductor Industries NV .......... 3,293 561,444
Broadcom, Inc. ...................... 3,539 1,308,120
KLA Corp. .......................... 185 223,617
Lasertec Corp. ...................... 3,300 670,007
Monolithic Power Systems, Inc. ........... 67 67,335
NVIDIA Corp. ....................... 618 125,139
NXP Semiconductors NV ............... 1,082 226,268
STMicroelectronics NV, NYRS , ADR ........ 2,696 65,971
3,592,190
Software — 0.2%
Intuit, Inc. .......................... 412 275,031
Microsoft Corp. ...................... 3,182 1,647,671
Trend Micro, Inc. ..................... 5,200 265,369
Workday, Inc. , Class A
(e)
................ 1,010 242,319
2,430,390
Specialized REITs — 0.7%
Crown Castle, Inc. .................... 8,017 723,294
DigiCo Infrastructure REIT
(i)
.............. 97,337 165,433
Digital Realty Trust, Inc. ................ 6,808 1,160,151
EPR Properties ...................... 8,145 399,268
Equinix, Inc. ........................ 2,597 2,197,088
Iron Mountain, Inc. .................... 8,888 915,020
Keppel DC REIT ..................... 275,460 505,451
National Storage REIT
(i)
................ 326,524 491,346

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs (continued)
Outfront Media, Inc. ................... 27,276 $ 482,512
Public Storage ....................... 2,948 821,195
Smartstop Self Storage REIT, Inc. .......... 20,526 705,068
VICI Properties, Inc. ................... 19,905 596,951
9,162,777
Specialty Retail — 0.2%
Industria de Diseno Textil SA ............. 44,766 2,471,997
Lowe's Cos., Inc. ..................... 2,505 596,516
Williams-Sonoma, Inc. ................. 354 68,796
3,137,309
Technology Hardware, Storage & Peripherals — 0.3%
Dell Technologies, Inc. , Class C ........... 2,187 354,316
FUJIFILM Holdings Corp. ............... 46,600 1,080,034
Hewlett Packard Enterprise Co. ........... 12,616 308,083
HP, Inc. ........................... 19,830 548,696
Pure Storage, Inc. , Class A
(e)
............. 2,511 247,836
Ricoh Co. Ltd. ....................... 21,800 187,017
Samsung Electronics Co. Ltd. , GDR
(b) (c)
...... 505 942,499
Seiko Epson Corp. .................... 12,100 153,314
Western Digital Corp. .................. 3,567 535,799
4,357,594
Textiles, Apparel & Luxury Goods — 0.0%
Swatch Group AG (The) ................ 1,329 277,743
Tobacco — 0.0%
British American Tobacco plc ............. 4,829 247,320
Trading Companies & Distributors — 0.7%
AddTech AB , Class B .................. 6,739 227,042
Brenntag SE ........................ 5,262 292,245
ITOCHU Corp. ...................... 48,500 2,809,280
Mitsubishi Corp. ...................... 133,700 3,210,492
Rexel SA .......................... 7,586 263,045
RS GROUP plc ...................... 34,436 252,033
Sumitomo Corp. ..................... 44,500 1,294,547
Toyota Tsusho Corp. ................... 26,400 806,949
WESCO International, Inc. ............... 2,200 570,966
9,726,599
Transportation Infrastructure — 0.2%
Aena SME SA
(b) (c)
..................... 28,273 767,928
Aeroports de Paris SA ................. 1,023 140,336
Auckland International Airport Ltd. ......... 47,602 221,549
Flughafen Zurich AG (Registered) .......... 375 110,770
Fraport AG Frankfurt Airport Services
Worldwide
(e)
...................... 1,894 162,344
Incora Top Holdco LLC
(b) (e) (g)
.............. 1,197 6,847
Transurban Group
(i)
................... 80,659 763,171
2,172,945
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 1,179 151,419
Essential Utilities, Inc. .................. 4,224 164,863
Guangdong Investment Ltd. .............. 106,000 100,698
Severn Trent plc ..................... 13,013 475,690
United Utilities Group plc ................ 27,022 426,313
1,318,983
Wireless Telecommunication Services — 0.1%
Altice France Lux 3
(e)
.................. 6,374 105,532
Rogers Communications, Inc. , Class B ...... 1,499 58,671
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
T-Mobile US, Inc. ..................... 2,669 $ 560,623
724,826
Total Common Stocks — 20 .3%
(Cost: $ 258,288,258 ) .............................. 279,414,851
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 145 149,713
ATI, Inc.
4.88% , 10/01/29 ................... 96 95,501
5.13% , 10/01/31 ................... 96 95,181
Axon Enterprise, Inc., 6.25%, 03/15/33
(b)
..... 21 21,706
Bombardier, Inc.
(b)
8.75% , 11/15/30 ................... 46 49,611
7.25% , 07/01/31 ................... 14 14,860
7.00% , 06/01/32 ................... 170 178,482
6.75% , 06/15/33 ................... 238 249,840
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
.. EUR 175 209,782
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................. USD 607 606,050
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 66 67,397
Spirit AeroSystems, Inc., 9.75%, 11/15/30
(b)
... 66 72,512
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 137 139,703
6.38% , 03/01/29 ................... 143 146,887
6.63% , 03/01/32 ................... 207 214,054
6.00% , 01/15/33 ................... 352 357,591
6.38% , 05/31/33 ................... 520 530,053
6.25% , 01/31/34 ................... 57 58,910
6.75% , 01/31/34 ................... 397 411,404
Wolverine Escrow LLC, 0.00%, 11/15/26
(g)
.... 84 —
3,669,237
Air Freight & Logistics — 0.0%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ........ 127 129,829
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 28 29,612
159,441
Automobile Components — 0.3%
American Axle & Manufacturing, Inc.
(b)
6.38% , 10/15/32 ................... 45 45,134
7.75% , 10/15/33 ................... 47 47,066
Clarios Global LP
6.75% , 05/15/28
(b)
.................. 114 116,768
6.75% , 02/15/30
(b)
.................. 246 255,023
4.75% , 06/15/31
(c)
.................. EUR 457 537,295
6.75% , 09/15/32
(b)
.................. USD 202 206,683
Dana, Inc., 4.50%, 02/15/32 ............ 31 30,340
Dometic Group AB, 5.00%, 09/11/30
(c)
...... EUR 115 134,256
Forvia SE
(c)
3.75% , 06/15/28 ................... 100 115,192
5.63% , 06/15/30 ................... 100 119,367
5.50% , 06/15/31 ................... 140 166,458
Gestamp Automocion SA, 4.38%, 10/15/30
(c)
.. 113 132,586
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... USD 61 58,061
6.63% , 07/15/30 ................... 18 17,883
5.63% , 04/30/33 ................... 27 24,341
Icahn Enterprises LP
5.25% , 05/15/27 ................... 102 100,235
9.75% , 01/15/29 ................... 43 43,153
10.00% , 11/15/29
(b)
................. 282 283,033

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash or
9.50% PIK), 05/15/28
(a) (c) (j)
............ EUR 325 $ 393,320
Mahle GmbH, 6.50%, 05/02/31
(c)
......... 116 138,214
Schaeffler AG
(c)
4.25% , 04/01/28 ................... 100 117,649
5.38% , 04/01/31 ................... 100 122,080
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... USD 198 197,460
ZF Europe Finance BV
(c)
2.50% , 10/23/27 ................... EUR 500 553,907
7.00% , 06/12/30 ................... 100 117,924
ZF Finance GmbH, 2.25%, 05/03/28
(c)
...... 200 215,051
4,288,479
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(c)
...................... GBP 186 218,182
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(b)
...................... USD 131 129,869
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(c)
.................. EUR 354 418,597
7.75% , 07/17/32
(b)
.................. USD 200 211,185
6.38% , 07/17/33
(c)
.................. EUR 100 119,462
8.13% , 07/17/35
(b)
.................. USD 200 212,710
RCI Banque SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 3.84%),
6.13%
(k)
....................... EUR 200 230,966
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................. 300 361,562
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37 ................. 300 351,326
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
.... USD 42 37,408
2,291,267
Banks — 0.3%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (c)
EUR 200 239,863
AIB Group plc, (5-Year EURIBOR ICE Swap Rate
+ 3.71%), 6.00%
(a) (c) (k)
............... 200 235,987
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a) (c) (k)
......... USD 290 294,060
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (c)
..................... EUR 225 264,935
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 4.27%), 6.88%
(a) (c) (k)
... 200 250,599
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
...... USD 270 277,028
Bank of America Corp.
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... 466 485,106
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 130 132,239
Barclays plc, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.41%),
4.38%
(a) (k)
...................... 200 190,886
CaixaBank SA
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ........................ EUR 200 257,041
(5-Year EURIBOR ICE Swap Rate + 3.35%),
5.88% ........................ 200 231,754
Citigroup, Inc.
(a)(k)
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ USD 286 295,008
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 77 78,340
Security
Par (000)
Par (000) Value
Banks (continued)
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ USD 157 $ 161,769
Credit Agricole SA, (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a) (c) (k)
........... EUR 100 118,140
Eurobank Ergasias Services & Holdings SA,
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35
(a) (c)
................ 125 144,754
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36
(a) (c)
......... 276 321,652
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (c)
139 172,252
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85%
(a) (k)
................. USD 44 46,211
4,197,624
Biotechnology — 0.0%
Grifols SA
7.13% , 05/01/30
(c)
.................. EUR 455 551,013
551,013
Broadline Retail — 0.1%
ANGI Group LLC, 3.88%, 08/15/28
(b)
....... USD 154 141,622
B&M European Value Retail SA
(c)
4.00% , 11/15/28 ................... GBP 100 125,018
6.50% , 11/27/31 ................... 357 460,842
Getty Images, Inc.
(b)
11.25% , 02/21/30 .................. USD 103 102,237
10.50% , 11/15/30 .................. 35 35,286
Match Group Holdings II LLC
(b)
4.13% , 08/01/30 ................... 69 64,944
3.63% , 10/01/31 ................... 31 28,100
6.13% , 09/15/33 ................... 78 78,524
Prosus NV, 4.03%, 08/03/50
(c)
........... 231 164,876
1,201,449
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
...................... 73 74,368
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
...................... 50 52,304
Builders FirstSource, Inc.
(b)
6.38% , 03/01/34 ................... 31 32,104
6.75% , 05/15/35 ................... 62 65,097
CP Atlas Buyer, Inc., 9.75%, 07/15/30
(b)
..... 13 13,561
EMRLD Borrower LP
6.38% , 12/15/30
(c)
.................. EUR 100 120,443
6.63% , 12/15/30
(b)
.................. USD 529 543,828
6.75% , 07/15/31
(b)
.................. 93 96,577
HT Troplast GmbH, 9.38%, 07/15/28
(c)
...... EUR 175 209,513
JELD-WEN, Inc., 4.88%, 12/15/27
(b)
....... USD 113 109,908
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 ................... 30 29,868
9.75% , 07/15/28 ................... 63 63,015
PCF GmbH, 4.75%, 04/15/29
(c)
.......... EUR 200 148,276
Quikrete Holdings, Inc.
(b)
6.38% , 03/01/32 ................... USD 337 349,541
6.75% , 03/01/33 ................... 147 152,962
Standard Building Solutions, Inc.
(b)
6.50% , 08/15/32 ................... 107 109,996
6.25% , 08/01/33 ................... 201 204,970
Standard Industries, Inc.
(b)
4.38% , 07/15/30 ................... 142 136,953
3.38% , 01/15/31 ................... 44 40,070
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 104 98,224
2,651,578

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 0.2%
Apollo Debt Solutions BDC
5.88% , 08/30/30
(b)
.................. USD 36 $ 36,410
6.70% , 07/29/31 ................... 20 21,052
Ares Strategic Income Fund
5.60% , 02/15/30 ................... 28 28,188
5.80% , 09/09/30
(b)
.................. 40 40,342
5.15% , 01/15/31
(b)
.................. 52 50,993
Blackstone Private Credit Fund, 6.00%, 11/22/34 100 101,419
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 66 67,460
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 38 39,246
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
............ 100 99,475
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 68 61,751
Deutsche Bank AG
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ........................ EUR 200 252,149
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ........................ 200 250,047
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
USD 207 213,350
Goldman Sachs Group, Inc. (The)
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 76 79,082
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 261 266,121
Jane Street Group
(b)
6.13% , 11/01/32 ................... 17 17,299
6.75% , 05/01/33 ................... 90 93,885
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 ................... 29 29,960
8.00% , 08/01/33 ................... 47 48,219
SURA Asset Management SA, 6.35%, 05/13/32
(b)
205 219,555
UBS Group AG
(a)(b)(k)
(USISSO05 + 3.12%), 6.60% .......... 200 200,044
(USISSO05 + 3.18%), 7.13% .......... 200 203,491
(USISSO05 + 3.30%), 7.00% .......... 200 202,022
2,621,560
Chemicals — 0.5%
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................. 157 164,608
Celanese US Holdings LLC, 6.75%, 04/15/33 .. 40 39,389
Chemours Co. (The)
5.38% , 05/15/27 ................... 46 45,819
5.75% , 11/15/28
(b)
.................. 313 299,927
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 209 202,270
EQUATE Petrochemical Co. KSC, 4.25%,
11/03/26
(c)
...................... 230 229,497
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
...................... EUR 114 131,878
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
..... USD 6 6,017
INEOS Finance plc
(c)
6.38% , 04/15/29 ................... EUR 278 299,473
7.25% , 03/31/31 ................... 246 261,366
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29
(c)
114 121,621
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(b)
USD 200 195,282
Itelyum Regeneration Spa, 5.75%, 04/15/30
(c)
.. EUR 300 350,669
Kronos International, Inc.
9.50% , 03/15/29
(c)
.................. 386 441,347
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 147 11,534
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... USD 32 31,009
Maxam Prill SARL, 6.00%, 07/15/30
(c)
...... EUR 374 438,489
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... USD 43 43,743
Security
Par (000)
Par (000) Value
Chemicals (continued)
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. USD 106 $ 104,762
Olympus Water US Holding Corp.
5.38% , 10/01/29
(c)
.................. EUR 135 146,822
7.25% , 06/15/31
(b)
.................. USD 845 845,507
6.13% , 02/15/33
(c)
.................. EUR 158 180,297
7.25% , 02/15/33
(b)
.................. USD 463 460,856
Qnity Electronics, Inc.
(b)
5.75% , 08/15/32 ................... 82 83,446
6.25% , 08/15/33 ................... 62 63,671
Sasol Financing USA LLC
4.38% , 09/18/26 ................... 200 198,622
5.50% , 03/18/31 ................... 200 169,450
SCIL IV LLC, 9.50%, 07/15/28
(c)
.......... EUR 200 241,283
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 ................... USD 27 24,995
4.38% , 02/01/32 ................... 45 41,600
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 241 236,982
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
...................... 122 122,098
Synthomer plc, 7.38%, 05/02/29
(c)
......... EUR 203 203,641
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... USD 14 13,874
5.63% , 08/15/29 ................... 593 542,618
7.38% , 03/01/31 ................... 147 147,280
6.63% , 08/15/32 ................... 160 154,539
7,296,281
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The)
(b)
4.88% , 07/15/32 ................... 48 46,482
5.88% , 10/15/33 ................... 133 134,922
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
.................. 614 601,226
4.88% , 06/01/28
(c)
.................. GBP 187 238,865
6.00% , 06/01/29
(b)
.................. USD 408 398,868
6.88% , 06/15/30
(b)
.................. 444 455,498
7.88% , 02/15/31
(b)
.................. 695 723,645
Amber Finco plc
6.63% , 07/15/29
(c)
.................. EUR 404 489,465
APCOA Group GmbH, 6.00%, 04/15/31
(c)
.... 555 653,109
APi Group DE, Inc., 4.13%, 07/15/29
(b)
...... USD 41 39,574
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 38 37,947
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.52%,
05/01/30
(a) (c)
..................... EUR 100 116,184
Brink's Co. (The)
(b)
6.50% , 06/15/29 ................... USD 35 36,078
6.75% , 06/15/32 ................... 138 143,305
Currenta Group Holdings SARL
(c)
5.50% , 05/15/30 ................... EUR 200 234,061
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.04% , 05/15/32
(a)
................ 100 115,734
Deluxe Corp., 8.13%, 09/15/29
(b)
......... USD 29 30,381
Garda World Security Corp.
(b)
7.75% , 02/15/28 ................... 113 115,628
8.25% , 08/01/32 ................... 127 129,228
8.38% , 11/15/32 ................... 662 673,571
GFL Environmental, Inc.
(b)
4.38% , 08/15/29 ................... 87 85,085
6.75% , 01/15/31 ................... 39 40,799
Luna 1.5 SARL, 10.50%, (10.50% Cash or
11.25% PIK), 07/01/32
(c) (j)
............ EUR 141 164,876
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 317 310,630
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... 179 182,917

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Reworld Holding Corp., 4.88%, 12/01/29
(b)
.... USD 36 $ 33,827
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 266 272,735
Techem Verwaltungsgesellschaft 675 mbH,
4.63%, 07/15/32
(c)
................. EUR 100 115,886
Verisure Holding AB, 7.13%, 02/01/28
(c)
..... 100 118,958
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 123 128,003
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 421 437,598
Williams Scotsman, Inc.
(b)
6.63% , 06/15/29 ................... 25 25,739
6.63% , 04/15/30 ................... 39 40,330
7.38% , 10/01/31 ................... 274 286,769
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 21 21,923
7,679,846
Communications Equipment — 0.0%
CommScope LLC, 4.75%, 09/01/29
(b)
....... 209 208,349
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
............ 185 189,858
Arcosa, Inc.
(b)
4.38% , 04/15/29 ................... 40 38,920
6.88% , 08/15/32 ................... 154 161,283
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
...................... 226 217,452
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
. GBP 169 220,583
Heathrow Finance plc
(c)
3.88% , 03/01/27
(l)
.................. 175 225,153
6.63% , 03/01/31 ................... 266 351,448
Pike Corp., 8.63%, 01/31/31
(b)
........... USD 22 23,474
1,428,171
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (k)
................ 200 208,040
Consumer Finance — 0.1%
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... 78 82,095
7.25% , 01/15/31 ................... 105 109,826
GGAM Finance Ltd.
(b)
8.00% , 06/15/28 ................... 33 35,001
6.88% , 04/15/29 ................... 69 71,583
5.88% , 03/15/30 ................... 57 57,870
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 58 59,662
Navient Corp.
9.38% , 07/25/30 ................... 3 3,296
7.88% , 06/15/32 ................... 103 106,412
OneMain Finance Corp.
6.63% , 05/15/29 ................... 71 73,013
5.38% , 11/15/29 ................... 73 72,422
7.88% , 03/15/30 ................... 53 55,859
6.13% , 05/15/30 ................... 289 292,399
6.75% , 03/15/32 ................... 249 252,690
7.13% , 09/15/32 ................... 32 33,028
6.50% , 03/15/33 ................... 126 125,746
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
202 212,797
Volkswagen International Finance NV
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49% ........................ EUR 100 119,159
(EUAMDB08 + 3.49%), 5.99% ......... 100 119,632
1,882,490
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
(b)
5.50% , 03/31/31 ................... USD 49 49,388
6.25% , 03/15/33 ................... 90 92,514
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
5.75% , 03/31/34 ................... USD 84 $ 84,370
Bellis Acquisition Co. plc
(c)
8.13% , 05/14/30 ................... GBP 193 244,992
8.00% , 07/01/31 ................... EUR 400 468,777
Boots Group Finco LP, 5.38%, 08/31/32
(c)
.... 100 119,345
ELO SACA, 2.88%, 01/29/26
(c)
........... 100 114,803
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 35 36,645
Market Bidco Finco plc
6.75% , 01/31/31
(c)
.................. EUR 247 284,697
New Immo Holding SA
(c)
3.25% , 07/23/27 ................... 200 228,675
5.88% , 04/17/28 ................... 100 119,501
Ocado Group plc
(c)
6.25% , 08/06/29
(m)
................. GBP 200 237,581
11.00% , 06/15/30 .................. 101 132,319
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 ................... USD 24 23,406
6.13% , 09/15/32 ................... 57 58,522
Picard Groupe SAS, 6.38%, 07/01/29
(c)
..... EUR 300 362,679
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. USD 132 132,041
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... 47 46,480
7.25% , 01/15/32 ................... 13 13,639
2,850,374
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(b)
.................. 200 200,516
3.00% , 09/01/29
(c)
.................. EUR 200 215,225
4.00% , 09/01/29
(b)
.................. USD 200 186,462
Ardagh Packaging Finance plc, 2.13%,
08/15/26
(c)
...................... EUR 346 386,729
Ball Corp.
3.13% , 09/15/31 ................... USD 37 33,717
5.50% , 09/15/33
(b)
.................. 46 46,559
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... 88 88,351
6.88% , 01/15/30 ................... 68 68,679
8.75% , 04/15/30 ................... 39 39,080
6.75% , 04/15/32 ................... 326 327,108
Crown Americas LLC, 5.88%, 06/01/33
(b)
.... 136 137,833
Fiber Midco SpA, 10.75%, 06/15/29
(c)
....... EUR 100 101,966
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
USD 13 12,939
Kleopatra Finco SARL
(c)(d)(e)
4.25% , 03/01/26 ................... EUR 310 141,142
9.00% , ( 9.00 % Cash or 2.50 % PIK),
09/01/29
(a) (j)
.................... 102 5,402
LABL, Inc.
(b)
5.88% , 11/01/28 ................... USD 76 54,178
9.50% , 11/01/28 ................... 209 155,828
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 ................... 1,221 1,224,207
9.25% , 04/15/27 ................... 51 50,358
OI European Group BV, 5.25%, 06/01/29
(c)
... EUR 113 134,168
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... USD 38 37,447
6.50% , 07/15/32 ................... 25 25,870
Trivium Packaging Finance BV, 8.25%,
07/15/30
(b)
...................... 200 207,195
3,880,959
Distributors — 0.0%
(b)
Gates Corp., 6.88%, 07/01/29 ........... 59 61,254
Resideo Funding, Inc., 6.50%, 07/15/32 ..... 124 126,925
188,179

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... USD 200 $ 202,634
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.32% , 05/17/31
(a)
................ EUR 200 232,233
7.13% , 05/17/31 ................... 200 247,004
Service Corp. International
4.00% , 05/15/31 ................... USD 78 73,878
5.75% , 10/15/32 ................... 148 150,154
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 278 290,547
1,196,450
Diversified REITs — 0.0%
Digital Realty Trust, Inc., 1.88%, 11/15/29
(b) (m)
.. 19 20,039
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
.............. 120 115,995
Trust Fibra Uno, 7.70%, 01/23/32
(c)
........ 200 218,592
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(a) (c) (k)
..................... EUR 200 236,399
591,025
Diversified Telecommunication Services — 0.7%
Altice Financing SA, 3.00%, 01/15/28
(c)
...... 400 344,443
Altice France SA
4.75% , 10/15/30
(c)
.................. 226 249,029
6.88% , 10/15/30
(b)
.................. USD 19 18,142
6.50% , 10/15/31
(b)
.................. 27 25,276
6.50% , 03/15/32
(b)
.................. 154 147,467
5.63% , 06/15/32
(c)
.................. EUR 216 240,144
6.88% , 07/15/32
(b)
.................. USD 181 173,796
British Telecommunications plc
(a)(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ...................... GBP 100 141,419
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ...................... 100 141,419
CCO Holdings LLC
(b)
5.38% , 06/01/29 ................... USD 89 87,836
6.38% , 09/01/29 ................... 94 94,740
4.75% , 03/01/30 ................... 115 109,350
4.50% , 08/15/30 ................... 102 95,616
7.38% , 03/01/31 ................... 776 787,671
4.75% , 02/01/32 ................... 63 57,035
4.25% , 01/15/34 ................... 439 368,639
eircom Finance DAC, 5.00%, 04/30/31
(c)
..... EUR 226 265,869
Fibercop SpA
4.75% , 06/30/30
(c)
.................. 144 169,373
5.13% , 06/30/32
(c)
.................. 100 117,576
6.00% , 09/30/34
(b)
.................. USD 200 188,362
Frontier Communications Holdings LLC
5.88% , 11/01/29 ................... 64 64,733
6.00% , 01/15/30
(b)
.................. 63 63,885
8.63% , 03/15/31
(b)
.................. 91 96,067
IHS Holding Ltd., 6.25%, 11/29/28
(b)
........ 200 199,720
Level 3 Financing, Inc.
(b)
4.88% , 06/15/29 ................... 338 323,213
4.50% , 04/01/30 ................... 141 130,280
3.88% , 10/15/30 ................... 14 12,095
4.00% , 04/15/31 ................... 14 12,592
6.88% , 06/30/33 ................... 716 733,823
7.00% , 03/31/34 ................... 543 557,880
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
. EUR 589 705,036
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 ................... USD 39 38,488
4.13% , 04/15/30 ................... 40 39,474
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Maya SAS
4.25% , 01/09/32
(c)
.................. EUR 200 $ 232,859
7.00% , 04/15/32
(b)
.................. USD 200 204,674
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
...................... 200 200,000
TalkTalk Telecom Group Ltd., 8.25%, (8.25%
Cash or 8.25% PIK), 02/29/28
(c) (j)
........ GBP 63 56,392
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... USD 44 44,424
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 151 168,830
Virgin Media Secured Finance plc, 4.13%,
08/15/30
(c)
...................... GBP 286 339,552
Windstream Services LLC
(b)
8.25% , 10/01/31 ................... USD 650 663,745
7.50% , 10/15/33 ................... 103 102,813
WULF Compute LLC, 7.75%, 10/15/30
(b)
..... 236 245,174
Zayo Group Holdings, Inc.
(a)(b)(j)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 484 460,331
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 66 60,268
9,579,550
Electric Utilities — 0.3%
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 55 56,517
California Buyer Ltd., 5.63%, 02/15/32
(c)
..... EUR 194 229,414
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(c)
.................. 448 530,037
6.75% , 02/28/30
(b)
.................. USD 200 206,000
Diamond II Ltd., 7.95%, 07/28/26
(b)
........ 200 201,202
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
............ 28 29,604
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a) (c) (k)
................ EUR 225 264,639
Minejesa Capital BV, 5.63%, 08/10/37
(b)
..... USD 200 199,300
NextEra Energy Capital Holdings, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... 15 16,223
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... 71 73,898
NRG Energy, Inc.
(b)
5.75% , 07/15/29 ................... 65 65,246
6.00% , 02/01/33 ................... 138 140,771
5.75% , 01/15/34 ................... 178 179,255
6.25% , 11/01/34 ................... 158 162,678
6.00% , 01/15/36 ................... 473 481,142
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
24 23,401
Public Power Corp. SA, 4.25%, 10/31/30
(c)
... EUR 100 117,196
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 ................... USD 118 125,226
6.88% , 04/15/32 ................... 65 68,272
VoltaGrid LLC, 7.38%, 11/01/30
(b)
......... 399 405,804
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 113 118,229
3,694,054
Electrical Equipment — 0.0%
Prysmian SpA, (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a) (c) (k)
........... EUR 200 240,624
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... USD 177 174,373
414,997
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 80 79,144
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 85 81,965

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
6.63% , 07/15/32 ................... USD 407 $ 423,694
584,803
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.25% , 04/01/28 ................... 202 202,860
6.63% , 09/01/32 ................... 166 170,605
Deepocean Ltd., 6.00%, 04/08/31
(c)
........ EUR 100 117,163
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. USD 28 29,726
Enerflex Ltd., 9.00%, 10/15/27
(b)
.......... 29 29,595
Kodiak Gas Services LLC
(b)
7.25% , 02/15/29 ................... 171 177,572
6.50% , 10/01/33 ................... 94 96,325
6.75% , 10/01/35 ................... 71 73,117
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.... 30 30,419
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 25 25,946
OEG Finance plc, 7.25%, 09/27/29
(c)
....... EUR 437 527,066
Star Holding LLC, 8.75%, 08/01/31
(b)
....... USD 143 138,216
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 38 40,559
Transocean International Ltd.
(b)
8.75% , 02/15/30 ................... 36 37,776
7.88% , 10/15/32 ................... 58 59,731
USA Compression Partners LP
(b)
7.13% , 03/15/29 ................... 127 131,171
6.25% , 10/01/33 ................... 164 164,629
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 123 128,278
Vallourec SACA, 7.50%, 04/15/32
(b)
........ 220 233,832
Weatherford International Ltd., 6.75%, 10/15/33
(b)
148 151,250
2,565,836
Entertainment — 0.1%
Electronic Arts, Inc., 2.95%, 02/15/51 ....... 46 41,986
Live Nation Entertainment, Inc., 3.75%,
01/15/28
(b)
...................... 39 38,054
Pinewood Finco plc
6.00% , 03/27/30
(c)
.................. GBP 315 417,410
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 39 35,223
Warnermedia Holdings, Inc., 5.05%, 03/15/42 . 451 362,031
894,704
Financial Services — 0.5%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
..... 74 73,565
Block, Inc.
5.63% , 08/15/30
(b)
.................. 100 101,511
6.50% , 05/15/32 ................... 261 270,802
6.00% , 08/15/33
(b)
.................. 132 134,969
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (j)
............. GBP 113 146,563
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
............ USD 40 41,184
CrossCountry Intermediate HoldCo LLC, 6.50%,
10/01/30
(b)
...................... 72 72,664
Encore Issuances SA, Series 155, (3-mo.
EURIBOR + 10.00%), 12.05%, 11/06/25
(a) (c)
. EUR 37 37,744
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 ................... USD 38 39,900
9.13% , 05/15/31 ................... 139 147,760
8.38% , 04/01/32 ................... 42 43,790
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
.. EUR 265 268,019
Intrum Investments & Financing AB
(c)
7.75% , 09/11/27 ................... 51 54,459
8.00% , 09/11/27 ................... 240 278,607
Series 1 , 7.75% , 09/11/28
(b)
............ 140 140,984
8.50% , 09/11/29 ................... 64 63,264
Security
Par (000)
Par (000) Value
Financial Services (continued)
ION Platform Finance SARL
(c)
7.88% , 05/01/29 ................... EUR 479 $ 565,494
6.50% , 09/30/30 ................... 119 134,679
6.88% , 09/30/32 ................... 100 113,032
ION Platform Finance US, Inc., 7.88%,
09/30/32
(b)
...................... USD 274 267,251
Midcap Financial Issuer Trust, 6.50%, 05/01/28
(b)
200 196,448
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.85%), 7.50%
(a) (c) (k)
................ GBP 200 272,482
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... USD 41 43,569
7.13% , 11/15/30 ................... 23 24,080
6.88% , 05/15/32 ................... 253 263,902
6.75% , 02/15/34 ................... 48 49,199
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(c)
...................... EUR 292 325,635
Progroup AG
(c)
5.13% , 04/15/29 ................... 100 117,103
5.38% , 04/15/31 ................... 300 349,565
Rocket Cos., Inc.
(b)
6.50% , 08/01/29 ................... USD 70 72,606
6.13% , 08/01/30 ................... 340 350,711
7.13% , 02/01/32 ................... 283 297,124
6.38% , 08/01/33 ................... 209 217,722
Rocket Mortgage LLC
(b)
3.88% , 03/01/31 ................... 20 18,801
4.00% , 10/15/33 ................... 25 23,022
Shift4 Payments LLC
6.75% , 08/15/32
(b)
.................. 307 317,080
5.50% , 05/15/33
(c)
.................. EUR 200 238,400
5.50% , 05/15/33
(b)
.................. 100 119,200
Stena International SA, 7.25%, 01/15/31
(c)
.... USD 250 255,222
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(j)
............ EUR 324 72,214
UWM Holdings LLC
(b)
6.63% , 02/01/30 ................... USD 174 177,269
6.25% , 03/15/31 ................... 80 79,856
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 33 33,771
WEX, Inc., 6.50%, 03/15/33
(b)
........... 212 216,805
Worldline SA
(c)
0.00% , 07/30/26
(m) (n)
................ EUR 18 20,413
0.88% , 06/30/27 ................... 100 99,962
5.50% , 06/10/30 ................... 100 91,668
7,340,070
Food Products — 0.2%
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b) (j)
............. USD 361 379,863
Chobani LLC
(b)
4.63% , 11/15/28 ................... 147 146,146
7.63% , 07/01/29 ................... 281 292,242
Darling Global Finance BV, 4.50%, 07/15/32
(c)
. EUR 141 165,740
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... USD 52 52,556
Fiesta Purchaser, Inc., 9.63%, 09/15/32
(b)
.... 68 73,173
Froneri Lux FinCo. SARL, 4.75%, 08/01/32
(c)
.. EUR 311 365,400
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.76%, 12/15/29
(a) (c)
........... 293 340,010
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
USD 56 54,087
Post Holdings, Inc.
(b)
4.50% , 09/15/31 ................... 32 30,050
6.38% , 03/01/33 ................... 228 230,917
6.25% , 10/15/34 ................... 41 41,480
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.... 49 46,950
Tereos Finance Groupe I SA
(c)
4.75% , 04/30/27 ................... EUR 120 138,655

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
7.25% , 04/15/28 ................... EUR 132 $ 155,891
2,513,160
Gas Utilities — 0.0%
(b)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)
................. USD 42 43,056
AmeriGas Partners LP, 9.50%, 06/01/30 ..... 23 24,202
Ferrellgas LP, 9.25%, 01/15/31 .......... 51 51,460
118,718
Ground Transportation — 0.3%
Albion Financing 1 SARL
5.38% , 05/21/30
(c)
.................. EUR 227 271,516
7.00% , 05/21/30
(b)
.................. USD 200 206,416
BCP V Modular Services Finance II plc
(c)
6.13% , 11/30/28 ................... GBP 220 265,813
6.50% , 07/10/31 ................... EUR 425 450,146
Boels Topholding BV
(c)
6.25% , 02/15/29 ................... 170 202,306
5.75% , 05/15/30 ................... 200 238,367
EC Finance plc, 3.25%, 10/15/26
(c) (l)
....... 107 118,611
Edge Finco plc, 8.13%, 08/15/31
(c)
........ GBP 398 553,768
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. USD 105 107,120
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 58 57,414
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.51% , 07/31/30
(a)
................ EUR 181 209,629
5.00% , 04/30/31 ................... 271 316,191
La Poste SA, (5-Year EURIBOR ICE Swap Rate
+ 2.68%), 5.00%
(a) (c) (k)
............... 200 240,581
Loxam SAS
(c)
6.38% , 05/31/29 ................... 90 107,332
4.25% , 02/15/31 ................... 308 353,897
Mobico Group plc
(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a) (k)
... GBP 135 92,879
4.88% , 09/26/31 ................... EUR 259 228,718
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 6.77%, 04/22/30
(a)
....... 360 408,493
Watco Cos. LLC, 7.13%, 08/01/32
(b)
....... USD 24 24,863
4,454,060
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 ................... 124 122,008
3.88% , 11/01/29 ................... 26 24,694
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
.... 542 566,390
Bausch + Lomb Netherlands BV
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.87% , 01/15/31
(a) (c)
............... EUR 200 233,337
Hologic, Inc., 3.25%, 02/15/29
(b)
.......... USD 4 3,948
Insulet Corp., 6.50%, 04/01/33
(b)
.......... 38 39,590
Medline Borrower LP
(b)
3.88% , 04/01/29 ................... 68 66,049
6.25% , 04/01/29 ................... 154 158,428
5.25% , 10/01/29 ................... 404 402,462
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 53 56,058
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
62 65,156
1,738,120
Health Care Providers & Services — 0.3%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 38 39,283
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 214 212,888
Clariane SE, 7.88%, 06/27/30
(c)
.......... EUR 200 236,666
Community Health Systems, Inc.
(b)
6.00% , 01/15/29 ................... USD 536 530,640
5.25% , 05/15/30 ................... 62 58,118
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.75% , 02/15/31 ................... USD 114 $ 101,768
10.88% , 01/15/32 .................. 104 112,115
9.75% , 01/15/34 ................... 266 281,637
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 95 99,088
DaVita, Inc.
(b)
6.88% , 09/01/32 ................... 47 48,689
6.75% , 07/15/33 ................... 31 32,142
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 153 186,597
Gruppo San Donato SpA, 6.50%, 10/31/31
(c)
.. 100 118,435
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 30 28,436
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 227 220,905
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 18 19,433
11.00% , 10/15/30 .................. 280 308,729
8.38% , 02/15/32 ................... 80 86,383
10.00% , 06/01/32 .................. 148 157,418
Mehilainen Yhtiot Oy, 5.13%, 06/30/32
(c)
..... EUR 250 292,887
Molina Healthcare, Inc., 6.25%, 01/15/33
(b)
... USD 59 59,385
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 59 56,941
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 45 47,342
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 419 447,398
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
412 423,912
Tenet Healthcare Corp., 6.75%, 05/15/31 .... 106 109,973
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
136 138,490
4,455,698
Health Care REITs — 0.1%
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
39 39,392
MPT Operating Partnership LP
7.00% , 02/15/32
(c)
.................. EUR 250 299,609
8.50% , 02/15/32
(b)
.................. USD 363 380,309
719,310
Health Care Technology — 0.0%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 137 142,790
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 64 65,541
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 27 27,258
RHP Hotel Properties LP, 6.50%, 06/15/33
(b)
.. 346 357,112
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.... 28 27,786
Service Properties Trust
0.00% , 09/30/27
(b) (n)
................. 77 67,878
8.63% , 11/15/31
(b)
.................. 644 679,315
8.88% , 06/15/32 ................... 109 107,570
XHR LP, 6.63%, 05/15/30
(b)
............. 27 27,559
1,360,019
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC
(b)
4.38% , 01/15/28 ................... 55 54,295
5.63% , 09/15/29 ................... 31 31,551
4.00% , 10/15/30 ................... 17 16,072
Allwyn Entertainment Financing UK plc
(c)
7.25% , 04/30/30 ................... EUR 248 300,258
4.13% , 02/15/31 ................... 100 114,146
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
...................... 208 240,727
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.75%,
07/18/30
(a) (c)
..................... 121 135,133
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... USD 39 38,244
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 158 162,569
6.50% , 02/15/32 ................... 150 151,249

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp.
(b)
5.88% , 06/15/31 ................... USD 41 $ 42,283
5.75% , 08/01/32 ................... 57 58,555
6.13% , 02/15/33 ................... 156 160,863
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 59 58,469
5.75% , 04/01/30 ................... 283 283,870
6.75% , 05/01/31 ................... 209 213,690
Cirsa Finance International SARL
(c)
4.88% , 10/15/31 ................... EUR 100 117,704
(3-mo. EURIBOR + 3.00%), 5.07% ,
10/15/32
(a)
..................... 100 116,519
Deuce Finco plc, 5.50%, 06/15/27
(c)
........ GBP 120 157,206
Essendi SA
(c)
5.38% , 05/15/30 ................... EUR 200 238,510
5.50% , 11/15/31 ................... 117 139,701
5.63% , 05/15/32 ................... 270 323,242
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... USD 169 161,697
6.75% , 01/15/30 ................... 80 74,155
Flutter Treasury DAC
(c)
4.00% , 06/04/31 ................... EUR 144 166,265
6.13% , 06/04/31 ................... GBP 100 132,555
Food Service Project SA, 5.50%, 01/21/27
(c)
.. EUR 100 115,620
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
...................... CHF 300 367,316
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... USD 185 180,875
Hilton Domestic Operating Co., Inc.
(b)
6.13% , 04/01/32 ................... 46 47,468
5.88% , 03/15/33 ................... 103 105,578
Light & Wonder International, Inc.
(b)
7.50% , 09/01/31 ................... 38 39,447
6.25% , 10/01/33 ................... 71 70,686
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 93 94,718
Lottomatica Group SpA, 4.88%, 01/31/31
(c)
... EUR 105 124,871
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 77 60,149
Melco Resorts Finance Ltd.
(b)
5.38% , 12/04/29 ................... 207 203,222
7.63% , 04/17/32 ................... 400 421,200
MGM Resorts International, 6.13%, 09/15/29 .. 77 78,394
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 41 39,798
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 54 56,059
Motion Finco SARL, 7.38%, 06/15/30
(c)
...... EUR 102 104,402
NCL Corp. Ltd.
(b)
5.88% , 01/15/31 ................... USD 20 19,990
6.75% , 02/01/32 ................... 142 145,914
6.25% , 09/15/33 ................... 212 214,421
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
...... GBP 200 276,502
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... USD 37 37,392
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(b)
41 41,334
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 ................... 40 40,217
10.75% , 11/15/29 .................. 177 168,150
11.13% , 07/15/30 .................. 70 66,150
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
134 122,401
Six Flags Entertainment Corp., 5.25%, 07/15/29 29 27,873
Station Casinos LLC
(b)
4.50% , 02/15/28 ................... 75 73,825
4.63% , 12/01/31 ................... 23 21,604
6.63% , 03/15/32 ................... 203 206,323
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.66% ,
07/31/29
(a)
..................... EUR 112 $ 127,233
10.75% , 07/31/29 .................. GBP 146 190,234
TUI AG, 5.88%, 03/15/29
(c)
............. EUR 179 213,955
TUI Cruises GmbH, 6.25%, 04/15/29
(c)
...... 100 120,162
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 ................... USD 34 34,436
6.50% , 05/15/32 ................... 61 63,339
Viking Cruises Ltd.
(b)
9.13% , 07/15/31 ................... 139 148,917
5.88% , 10/15/33 ................... 178 180,949
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 37 36,964
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 90 94,354
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
...................... 38 37,350
Wynn Macau Ltd.
(b)
5.63% , 08/26/28 ................... 300 299,550
5.13% , 12/15/29 ................... 200 196,350
6.75% , 02/15/34 ................... 200 201,614
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 65 64,982
7.13% , 02/15/31 ................... 152 163,229
6.25% , 03/15/33 ................... 144 146,307
9,581,352
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 04/01/30 ................... 28 26,358
6.88% , 08/01/33 ................... 31 31,027
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 384 368,327
4.88% , 02/15/30 ................... 39 36,030
Century Communities, Inc., 6.63%, 09/15/33
(b)
. 51 50,849
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 ................... 86 87,867
8.38% , 10/01/33 ................... 95 97,255
LGI Homes, Inc., 7.00%, 11/15/32
(b)
........ 150 143,946
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.... 32 31,042
Meritage Homes Corp., 1.75%, 05/15/28
(m)
... 107 106,581
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 46 48,243
Newell Brands, Inc., 8.50%, 06/01/28
(b)
...... 35 35,907
Somnigroup International, Inc., 4.00%, 04/15/29
(b)
30 28,892
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 27 28,310
1,120,634
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30% , 03/15/29 ................... 200 206,690
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
..................... 215 225,589
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(a)
............ 74 75,536
Calpine Corp., 4.50%, 02/15/28
(b)
......... 2 1,995
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 ................... 66 65,631
3.75% , 01/15/32 ................... 52 47,087
XPLR Infrastructure LP
(b)(m)
0.00% , 11/15/25
(n)
.................. 118 117,705
2.50% , 06/15/26 ................... 115 112,700
852,933

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 0.6%
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 ................... USD 308 $ 303,319
5.88% , 11/01/29 ................... 705 703,046
7.00% , 01/15/31 ................... 218 225,793
7.38% , 10/01/32 ................... 465 479,787
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 ................... 32 32,619
4.88% , 06/30/29 ................... 106 102,374
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(b)
...................... 97 99,939
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
152 156,560
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
.................. EUR 439 525,202
7.75% , 02/15/31
(b)
.................. USD 600 627,571
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
530 553,017
BNP Paribas Cardif SA, (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00%
(a) (c) (k)
........ EUR 300 345,795
Howden UK Refinance plc
(b)
7.25% , 02/15/31 ................... USD 407 419,489
8.13% , 02/15/32 ................... 207 213,646
HUB International Ltd.
(b)
7.25% , 06/15/30 ................... 600 626,399
7.38% , 01/31/32 ................... 1,234 1,278,945
Jones Deslauriers Insurance Management, Inc.
(b)
8.50% , 03/15/30 ................... 86 90,320
6.88% , 10/01/33 ................... 103 102,047
Nassau Cos. of New York (The), 7.88%,
07/15/30
(b)
...................... 16 16,318
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (c) (k)
............... EUR 200 236,454
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. USD 745 769,940
Ryan Specialty LLC
(b)
4.38% , 02/01/30 ................... 43 42,036
5.88% , 08/01/32 ................... 57 57,951
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 100 121,422
USI, Inc., 7.50%, 01/15/32
(b)
............ USD 110 113,890
8,243,879
Interactive Media & Services — 0.0%
Snap, Inc.
(b)
6.88% , 03/01/33 ................... 199 203,506
6.88% , 03/15/34 ................... 80 81,432
284,938
IT Services — 0.7%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
...................... EUR 460 537,557
Atos SE
(c)(l)
9.00% , 12/18/29 ................... 351 462,228
5.00% , 12/18/30 ................... 203 228,665
1.00% , 12/18/32 ................... 249 163,736
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... USD 6,046 6,449,313
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.... 207 205,965
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
. 200 195,931
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
6.66% , 05/15/28 ................. EUR 100 115,628
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
7.54% , 05/15/28 ................. 225 261,429
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... USD 52 52,506
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
278 289,882
ION Platform Finance US, Inc., 5.75%,
05/15/28
(b)
...................... 200 190,988
OVH Groupe SA, 4.75%, 02/05/31
(c)
....... EUR 200 232,928
Twilio, Inc., 3.63%, 03/15/29 ............ USD 47 45,145
9,431,901
Security
Par (000)
Par (000) Value
Machinery — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
... USD 134 $ 138,681
ATS Corp., 4.13%, 12/15/28
(b)
........... 27 26,096
Chart Industries, Inc., 7.50%, 01/01/30
(b)
..... 82 85,518
Enpro, Inc., 6.13%, 06/01/33
(b)
........... 36 36,827
Esab Corp., 6.25%, 04/15/29
(b)
........... 52 53,215
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
...................... 365 377,096
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.78%,
04/15/29
(a) (c)
..................... EUR 382 443,231
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. USD 31 32,579
Terex Corp., 6.25%, 10/15/32
(b)
.......... 124 125,760
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
.. EUR 150 173,177
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 310 309,643
Wabash National Corp., 4.50%, 10/15/28
(b)
... 48 42,303
1,844,126
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
......... 160 161,174
Media — 0.6%
Clear Channel Outdoor Holdings, Inc.
(b)
7.75% , 04/15/28 ................... 100 99,243
7.50% , 06/01/29 ................... 172 168,775
7.88% , 04/01/30 ................... 533 558,779
7.13% , 02/15/31 ................... 399 411,472
7.50% , 03/15/33 ................... 226 236,320
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 54 47,228
CSC Holdings LLC
(b)
5.50% , 04/15/27 ................... 200 185,577
5.38% , 02/01/28 ................... 257 213,123
11.25% , 05/15/28 .................. 257 225,487
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 233 233,011
8.88% , 02/01/30 ................... 143 142,153
10.00% , 02/15/31 .................. 78 77,679
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 175 172,185
5.75% , 12/01/28 ................... 287 275,769
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 532 560,080
EchoStar Corp.
10.75% , 11/30/29 .................. 313 344,928
6.75% , ( 6.75 % Cash or 6.75 % PIK),
11/30/30
(j)
...................... 681 682,751
Gray Media, Inc.
(b)
10.50% , 07/15/29 .................. 105 113,151
9.63% , 07/15/32 ................... 100 100,493
7.25% , 08/15/33 ................... 147 143,923
Lamar Media Corp., 5.38%, 11/01/33
(b)
...... 62 61,381
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 138 140,566
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 157 155,037
Outfront Media Capital LLC
(b)
4.25% , 01/15/29 ................... 111 107,193
4.63% , 03/15/30 ................... 87 84,042
7.38% , 02/15/31 ................... 49 51,762
SES SA, 4.88%, 06/24/33
(c)
............. EUR 100 121,365
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 234 238,467
Summer BC Holdco B SARL
(c)
5.88% , 02/15/30 ................... EUR 143 157,829
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.29% , 02/15/30
(a)
................ 200 222,751
Sunrise FinCo. I BV
4.88% , 07/15/31
(b)
.................. USD 400 381,064
4.63% , 05/15/32
(c)
.................. EUR 170 198,602

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (c) (j)
........... EUR 152 $ 117,558
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. USD 200 198,982
Univision Communications, Inc.
(b)
8.00% , 08/15/28 ................... 536 551,782
7.38% , 06/30/30 ................... 29 29,098
8.50% , 07/31/31 ................... 73 74,665
9.38% , 08/01/32 ................... 130 137,224
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
. 59 60,140
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................. GBP 145 193,605
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................. 130 166,180
VZ Secured Financing BV, 5.25%, 01/15/33
(c)
.. EUR 241 278,239
Ziggo BV, 2.88%, 01/15/30
(c)
............ 100 109,399
8,829,058
Metals & Mining — 0.3%
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 USD 200 190,724
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... 69 73,302
11.50% , 10/01/31 .................. 533 592,386
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
..... 250 256,726
Constellium SE
(b)
3.75% , 04/15/29 ................... 334 318,895
6.38% , 08/15/32 ................... 250 257,133
CSN Resources SA, 8.88%, 12/05/30
(c)
..... 200 189,500
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 136 135,109
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
.... 200 200,662
Kaiser Aluminum Corp.
(b)
4.50% , 06/01/31 ................... 480 458,002
5.88% , 03/01/34 ................... 125 124,543
Navoi Mining & Metallurgical Combinat, 6.95%,
10/17/31
(b)
...................... 200 213,750
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 160 167,320
Novelis Corp.
(b)
4.75% , 01/30/30 ................... 113 109,186
6.88% , 01/30/30 ................... 36 37,370
3.88% , 08/15/31 ................... 295 270,314
6.38% , 08/15/33 ................... 207 209,727
Samarco Mineracao SA
(j)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
..................... 42 41,067
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(c)
..................... 92 91,235
Stillwater Mining Co., 4.50%, 11/16/29
(b)
..... 200 186,500
Vale Overseas Ltd., 6.40%, 06/28/54 ....... 145 151,018
Vedanta Resources Finance II plc, 10.88%,
09/17/29
(b)
...................... 240 251,472
Volcan Cia Minera SAA, 8.50%, 10/28/32
(b)
... 162 164,576
4,690,517
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Arbor Realty SR, Inc., 7.88%, 07/15/30 ..... 27 27,474
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 76 74,570
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 54 56,874
6.50% , 07/01/30 ................... 14 14,561
6.50% , 10/15/30 ................... 71 73,870
247,349
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.0%
(a)
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ...... USD 19 $ 20,351
Veolia Environnement SA, (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(c) (k)
......... EUR 100 115,995
136,346
Office REITs — 0.0%
Alstria Office AG
(c)
4.25% , 10/15/29 ................... 100 113,686
5.50% , 03/20/31 ................... 300 355,650
469,336
Oil, Gas & Consumable Fuels — 0.9%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... USD 142 147,319
Antero Midstream Partners LP, 5.38%, 06/15/29
(b)
31 30,981
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 33 38,888
5.88% , 06/30/29 ................... 60 59,824
6.63% , 07/15/33 ................... 63 64,127
Baytex Energy Corp., 7.38%, 03/15/32
(b)
..... 37 36,433
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 46 47,721
7.25% , 07/15/32 ................... 39 40,953
Buckeye Partners LP
6.75% , 02/01/30
(b)
.................. 23 24,004
5.85% , 11/15/43 ................... 28 26,272
5.60% , 10/15/44 ................... 28 25,818
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 246 250,758
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 28 28,593
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 156 162,224
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 ................... 110 113,656
8.75% , 07/01/31 ................... 39 40,094
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
35 33,502
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 28 29,194
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 266 263,696
5.88% , 01/15/30 ................... 41 39,020
CQP Holdco LP, 5.50%, 06/15/31
(b)
........ 250 247,344
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 ................... 90 87,259
7.38% , 01/15/33 ................... 151 142,617
8.38% , 01/15/34 ................... 30 29,342
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 53 53,769
Enbridge, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.12%),
7.38%, 03/15/55
(a)
................. 39 41,441
Energean plc
5.63% , 05/12/31
(c)
.................. EUR 100 115,744
5.63% , 05/12/31
(b)
.................. 100 115,753
Energy Transfer LP, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.83%), 7.13%, 10/01/54
(a)
............ USD 309 319,348
Eni SpA, (5-Year EUR Swap Annual + 2.08%),
4.50%
(a) (c) (k)
..................... EUR 200 236,881
Genesis Energy LP
7.75% , 02/01/28 ................... USD 29 29,181
7.88% , 05/15/32 ................... 154 158,618
Global Partners LP, 7.13%, 07/01/33
(b)
...... 23 23,326
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
... 243 196,689
Greensaif Pipelines Bidco SARL
(b)
5.85% , 02/23/36 ................... 200 210,275
6.10% , 08/23/42 ................... 200 211,375
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 38 38,799

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... USD 57 $ 59,071
Hess Midstream Operations LP
(b)
6.50% , 06/01/29 ................... 43 44,557
4.25% , 02/15/30 ................... 28 27,271
Hilcorp Energy I LP
(b)
5.75% , 02/01/29 ................... 55 53,972
8.38% , 11/01/33 ................... 66 68,273
6.88% , 05/15/34 ................... 93 88,350
7.25% , 02/15/35 ................... 24 23,119
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 ................... 28 29,340
6.63% , 01/15/34 ................... 90 92,746
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(c)
EUR 129 150,956
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... USD 209 202,432
KazMunayGas National Co. JSC, 5.75%,
04/19/47
(c)
...................... 200 189,038
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 48 48,667
Matador Resources Co.
(b)
6.88% , 04/15/28 ................... 55 56,048
6.50% , 04/15/32 ................... 103 103,949
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
...................... 182 150,058
NAK Naftogaz Ukraine, 7.13%, (7.13% Cash or
7.13% PIK), 07/19/26
(c) (j)
............. EUR 189 186,737
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... USD 94 96,227
8.38% , 02/15/32 ................... 177 180,985
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... 131 127,594
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 37 37,705
Occidental Petroleum Corp., 6.63%, 09/01/30 . 106 113,793
Parkland Corp., 6.63%, 08/15/32
(b)
........ 39 39,815
Permian Resources Operating LLC
(b)
5.88% , 07/01/29 ................... 72 72,063
7.00% , 01/15/32 ................... 39 40,461
6.25% , 02/01/33 ................... 274 278,776
Petrobras Global Finance BV, 6.75%, 01/27/41 . 315 321,079
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 298 296,510
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
... 150 160,312
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 39 40,029
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(b)
...................... 200 196,075
Raizen Fuels Finance SA, 6.45%, 03/05/34
(b)
.. 282 239,171
SCC Power plc
(b)
8.00% , ( 8.00 % Cash or 8.00 % PIK),
12/31/28
(j)
...................... 206 125,287
4.00% , 05/17/32 ................... 224 44,789
Sunoco LP
(b)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.23%), 7.88%
(a) (k)
.. 443 449,866
5.63% , 03/15/31 ................... 37 37,024
6.25% , 07/01/33 ................... 41 41,866
5.88% , 03/15/34 ................... 37 36,994
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 41 40,753
7.38% , 02/15/29 ................... 204 210,017
6.00% , 09/01/31 ................... 40 39,326
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 145 140,569
Trident Energy Finance plc, 12.50%, 11/30/29
(c)
200 205,220
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
...... EUR 141 180,392
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... USD 543 584,411
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a) (k)
.. USD 802 $ 749,602
8.38% , 06/01/31 ................... 184 188,901
9.88% , 02/01/32 ................... 314 335,400
Venture Global Plaquemines LNG LLC
(b)
7.50% , 05/01/33 ................... 74 81,378
6.50% , 01/15/34 ................... 541 566,672
7.75% , 05/01/35 ................... 69 77,860
6.75% , 01/15/36 ................... 221 234,064
Vista Energy Argentina SAU, 8.50%, 06/10/33
(b)
151 155,764
Vital Energy, Inc.
9.75% , 10/15/30 ................... 32 32,901
7.88% , 04/15/32
(b)
.................. 135 127,759
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 143 142,708
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (c) (k)
..... EUR 152 181,477
12,587,017
Paper & Forest Products — 0.1%
Fedrigoni SpA
6.13% , 06/15/31
(c)
.................. 132 148,165
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
...................... USD 200 210,690
Magnera Corp., 7.25%, 11/15/31
(b)
........ 43 37,128
Sappi Papier Holding GmbH
4.50% , 03/15/32
(c)
.................. EUR 311 350,489
746,472
Passenger Airlines — 0.1%
ABRA Global Finance, 14.00%, (14.00% Cash or
14.00% PIK), 10/22/29
(b) (j)
............ USD 158 149,894
Air France-KLM
(5-Year EURIBOR ICE Swap Rate + 3.58%),
5.75%
(a) (c) (k)
..................... EUR 300 354,627
American Airlines, Inc.
(b)
5.75% , 04/20/29 ................... USD 9 8,576
8.50% , 05/15/29 ................... 56 58,424
Avianca Midco 2 plc, 9.00%, 12/01/28
(c)
..... 165 165,103
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (c)
.. EUR 300 361,875
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... USD 63 61,922
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 48 50,936
1,211,357
Personal Care Products — 0.1%
Opal Bidco SAS
5.50% , 03/31/32
(c)
.................. EUR 233 278,690
6.50% , 03/31/32
(b)
.................. USD 200 205,990
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 134 135,131
619,811
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 1,181 1,234,511
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
40 41,938
Bausch Health Cos., Inc.
(b)
4.88% , 06/01/28 ................... 40 36,400
11.00% , 09/30/28 .................. 299 313,424
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50% ,
03/25/82 ...................... EUR 200 233,101
(5-Year EUR Swap Annual + 4.46%), 5.38% ,
03/25/82 ...................... 400 475,855
(5-Year EUR Swap Annual + 3.90%), 7.00% ,
09/25/83 ...................... 100 127,386
Dolcetto Holdco SpA, 5.63%, 07/14/32
(c)
..... 365 430,287
Nidda Healthcare Holding GmbH
(c)
7.00% , 02/21/30 ................... 294 352,617

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.28% , 10/15/32
(a)
................ EUR 320 $ 371,199
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.87% , 12/31/29
(a)
................ 48 56,064
6.75% , 12/31/29 ................... 108 131,329
Teva Pharmaceutical Finance Netherlands II BV,
7.88%, 09/15/31 .................. 218 301,533
4,105,644
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
... USD 17 17,692
CACI International, Inc., 6.38%, 06/15/33
(b)
... 114 118,528
CoreLogic, Inc., 4.50%, 05/01/28
(b)
........ 530 511,957
La Financiere Atalian SAS, 8.50%, (8.50% Cash
or 5.00% PIK), 06/30/28
(c) (j)
........... EUR 194 72,663
Science Applications International Corp.
(b)
4.88% , 04/01/28 ................... USD 41 40,683
5.88% , 11/01/33 ................... 70 69,794
831,317
Real Estate Management & Development — 0.4%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(j)
.............. EUR 604 708,250
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(c)
...................... 258 304,934
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 200 204,000
Anywhere Real Estate Group LLC
(b)
7.00% , 04/15/30 ................... 142 142,856
9.75% , 04/15/30 ................... 26 28,310
Aroundtown Finance SARL
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% ..... GBP 100 136,664
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ........................ EUR 396 487,532
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25% ........................ 494 558,595
Citycon Treasury BV, 5.38%, 07/08/31
(c)
..... 350 403,404
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... USD 89 95,339
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c) (l)
................ EUR 176 191,025
Fantasia Holdings Group Co. Ltd.
(c)(d)(e)
15.00% , 12/18/21 .................. USD 400 6,000
11.88% , 06/01/24 .................. 300 4,500
9.25% , 07/28/24 ................... 600 9,000
12.25% , 10/18/24 .................. 400 6,000
10.88% , 01/09/25 .................. 218 3,270
11.75% , 04/17/25 .................. 600 9,000
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
25 25,550
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a) (c) (k)
.......... EUR 300 338,769
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.91%), 3.38%
(a) (c) (k)
.......... 131 150,362
Howard Hughes Corp. (The), 4.13%, 02/01/29
(b)
USD 39 37,484
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c) (j)
........ 381 126,537
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30
(c)
. 200 200,358
Vivion Investments SARL
(c)(j)
8.25% , ( 8.25 % Cash or 8.50 % PIK), 08/31/28 EUR 331 380,025
8.25% , ( 8.25 % Cash or 8.00 % PIK), 02/28/29 109 124,870
Vonovia SE, Series B, 0.88%, 05/20/32
(c) (m)
... 100 114,076
4,796,710
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
USD 71 69,939
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.0%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
... USD 23 $ 23,398
ams-OSRAM AG, 10.50%, 03/30/29
(c)
...... EUR 100 122,989
MKS, Inc., 1.25%, 06/01/30
(m)
........... USD 123 147,600
ON Semiconductor Corp., 0.50%, 03/01/29
(m)
.. 67 62,176
356,163
Software — 0.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 1,391 1,361,738
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 448 457,068
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 42 35,158
Central Parent, Inc., 7.25%, 06/15/29
(b)
...... 40 32,857
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 198 190,685
4.88% , 07/01/29 ................... 327 305,053
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 ................... 747 752,638
9.00% , 09/30/29 ................... 1,214 1,255,689
8.25% , 06/30/32 ................... 314 329,956
Elastic NV, 4.13%, 07/15/29
(b)
........... 96 92,536
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 331 334,994
Fair Isaac Corp.
(b)
4.00% , 06/15/28 ................... 98 96,045
6.00% , 05/15/33 ................... 372 378,657
IPD 3 BV
5.50% , 06/15/31
(c)
.................. EUR 426 500,392
McAfee Corp., 7.38%, 02/15/30
(b)
......... USD 123 112,599
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. 111 115,077
TeamSystem SpA
(a)(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.53% , 07/31/31 ................. EUR 106 122,588
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.28% , 07/01/32 ................. 100 115,553
UKG, Inc., 6.88%, 02/01/31
(b)
............ USD 844 868,778
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
86 81,118
7,539,179
Specialized REITs — 0.0%
Iron Mountain, Inc.
6.25% , 01/15/33
(b)
.................. 129 131,932
4.75% , 01/15/34
(c)
.................. EUR 184 212,883
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 ................... USD 147 148,917
6.25% , 09/15/32 ................... 82 82,392
SBA Communications Corp., 3.13%, 02/01/29 . 22 20,796
596,920
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
.. 38 38,341
Afflelou SAS, 6.00%, 07/25/29
(c)
.......... EUR 111 133,590
Asbury Automotive Group, Inc., 4.50%, 03/01/28 USD 29 28,762
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.25% , 09/30/31
(a)
................ EUR 118 136,533
6.50% , 09/30/31 ................... 111 131,617
Carvana Co.
(b)(j)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 122 127,413
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 562 625,747
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
... GBP 430 590,394
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 42 44,763
Dufry One BV, 4.50%, 05/23/32
(c)
......... EUR 100 118,473
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.15%, 07/15/31
(a) (c)
...... 187 216,387
Goldstory SAS, 6.75%, 02/01/30
(c)
........ 230 274,428
Group 1 Automotive, Inc.
(b)
4.00% , 08/15/28 ................... USD 18 17,464

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
6.38% , 01/15/30 ................... USD 31 $ 31,620
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 49 47,701
8.25% , 08/01/31 ................... 66 69,441
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 51 51,089
Park River Holdings, Inc., 8.00%, 03/15/31
(b)
.. 49 50,443
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.... 537 537,005
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
...................... 452 457,222
3,728,433
Technology Hardware, Storage & Peripherals — 0.0%
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30
(b)
................. 72 73,768
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(c)
.................. EUR 200 236,940
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(b) (j)
.................... USD 600 624,670
Crocs, Inc., 4.13%, 08/15/31
(b)
........... 30 27,545
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.78% , 07/01/29
(a) (c)
............... EUR 228 264,217
VF Corp., 4.25%, 03/07/29 ............. 100 114,684
1,268,056
Trading Companies & Distributors — 0.1%
(b)
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... USD 142 142,105
7.88% , 12/01/30 ................... 155 164,724
7.00% , 05/01/31 ................... 275 288,187
7.00% , 06/15/32 ................... 323 338,300
5.88% , 04/15/33 ................... 172 173,491
Herc Holdings, Inc.
6.63% , 06/15/29 ................... 6 6,196
7.00% , 06/15/30 ................... 205 214,569
7.25% , 06/15/33 ................... 43 45,335
Imola Merger Corp., 4.75%, 05/15/29 ....... 69 68,014
QXO Building Products, Inc., 6.75%, 04/30/32 . 258 267,095
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 30 31,356
6.38% , 03/15/33 ................... 49 51,187
1,790,559
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33
(g)
... 25 5,751
Wireless Telecommunication Services — 0.5%
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 200 211,783
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
...................... 400 399,000
Eutelsat SA, 1.50%, 10/13/28
(c)
.......... EUR 100 108,370
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
................ USD 207 218,891
Maya SAS
5.38% , 04/15/30
(c)
.................. EUR 181 214,777
6.88% , 04/15/31
(c)
.................. 379 467,921
8.50% , 04/15/31
(b)
.................. USD 207 222,166
SoftBank Group Corp.
(c)
5.38% , 01/08/29 ................... EUR 100 119,689
5.25% , 10/10/29 ................... 400 477,650
6.88% , 01/10/31 ................... USD 200 204,000
5.88% , 07/10/31 ................... EUR 100 121,751
3.88% , 07/06/32 ................... 131 144,760
5.75% , 07/08/32 ................... 381 458,759
6.38% , 07/10/33 ................... 103 126,512
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Telefonica Europe BV, (EUAMDB08 + 3.12%),
5.75%
(a) (c) (k)
..................... EUR 100 $ 122,941
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(b)
...................... USD 200 209,662
Veon Midco BV, 3.38%, 11/25/27
(b)
........ 200 187,519
VF Ukraine PAT, 9.62%, 02/11/27
(b) (l)
....... 150 144,043
Vmed O2 UK Financing I plc
4.75% , 07/15/31
(b)
.................. 200 185,099
5.63% , 04/15/32
(c)
.................. EUR 200 234,736
5.63% , 04/15/32
(c)
.................. 118 138,494
7.75% , 04/15/32
(b)
.................. USD 396 410,524
Vodafone Group plc, Series 60NC10, (5-
Year EUR Swap Annual + 3.48%), 3.00%,
08/27/80
(a) (c)
..................... EUR 500 558,045
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (j) (m)
........... USD 454 402,475
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (j)
........... 19 17,964
Zegona Finance plc
6.75% , 07/15/29
(c)
.................. EUR 328 398,878
6,506,409
Total Corporate Bonds — 13 .2%
(Cost: $ 180,767,816 ) .............................. 182,344,749
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)(c)
Barclays Bank plc ( AAR Corp. ) ,
16.57% , 11/24/25 .................. 1 145,032
Goldman Sachs International ( L3Harris
Technologies, Inc. ) , 17.19% , 12/15/25 ..... USD 1 174,653
Morgan Stanley & Co. LLC ( Boeing Co. (The) ) ,
23.43% , 11/10/25 .................. 1 181,990
Nomura Holdings, Inc. ( Lockheed Martin Corp. ) ,
21.50% , 12/04/25 .................. —
(o)
49,646
Societe Generale SA ( RTX Corp. ) ,
23.21% , 11/13/25 .................. 1 197,581
748,902
Automobile Components — 0.0%
(b)(c)
Morgan Stanley & Co. LLC ( Aptiv plc ) ,
24.25% , 11/10/25 .................. 2 138,651
Royal Bank of Canada ( Lear Corp. ) ,
33.23% , 11/10/25 .................. 1 73,539
212,190
Automobiles — 0.4%
(b)(c)
Citigroup, Inc. ( Tesla, Inc. ) , 34.69% , 12/17/25 .. 6 2,869,405
Mizuho Markets Cayman LP ( General Motors
Co. ) , 24.02% , 12/08/25 ............... 2 129,192
Morgan Stanley & Co. LLC ( Tesla, Inc. ) ,
35.33% , 12/05/25 .................. 6 2,894,951
5,893,548
Banks — 1.1%
(b)(c)
Barclays Bank plc ( Banco Santander SA ) ,
17.96% , 12/11/25 .................. EUR 3 313,278
BMO Capital Markets Corp. ( BMO Capital
Markets Corp. ) , 26.60% , 11/20/25 ....... USD 3 101,643
BNP Paribas SA ( Wells Fargo & Co. ) ,
22.40% , 11/28/25
(a)
................. 5 442,799
JPMorgan Structured Products BV ( Bank of
America Corp. ) , 20.72% , 12/10/25 ....... 54 2,888,147
JPMorgan Structured Products BV ( Citigroup,
Inc. ) , 24.16% , 12/10/25 ............... 28 2,841,419
Morgan Stanley & Co. LLC ( Bank of America
Corp. ) , 13.40% , 12/03/25 ............. 54 2,844,030

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Nomura Holdings, Inc. ( Citigroup, Inc. ) ,
23.40% , 12/03/25 .................. USD 28 $ 2,831,110
Royal Bank of Canada ( Citigroup, Inc. ) ,
25.51% , 12/01/25 .................. 27 2,745,188
Societe Generale SA ( Flagstar Bank NA ) ,
29.69% , 11/13/25 .................. 9 103,359
Toronto-Dominion Bank (The) ( First Citizens
BancShares, Inc. ) , 19.62% , 12/18/25 ..... —
(o)
356,336
15,467,309
Beverages — 0.1%
(b)(c)
JPMorgan Structured Products BV ( Keurig Dr
Pepper, Inc. ) , 21.92% , 12/04/25 ......... 4 111,710
Societe Generale SA ( Molson Coors Beverage
Co. ) , 14.08% , 11/07/25 ............... 20 864,278
975,988
Broadline Retail — 0.2%
(b)(c)
BNP Paribas SA (Amazon.com, Inc.)
21.54% , 11/03/25 .................. 2 535,345
20.13% , 12/17/25 .................. 4 953,722
JPMorgan Structured Products BV ( PDD
Holdings, Inc. ) , 24.58% , 11/10/25 ........ 1 94,692
Societe Generale SA ( Amazon.com, Inc. ) ,
24.04% , 12/22/25 .................. 2 468,006
2,051,765
Building Products — 0.1%
(b)(c)
JPMorgan Structured Products BV ( Johnson
Controls International plc ) , 11.38% , 11/06/25 5 581,181
Morgan Stanley & Co. LLC ( Fortune Brands
Innovations, Inc. ) , 30.45% , 11/10/25 ...... 4 215,168
Societe Generale SA ( Owens Corning ) ,
25.19% , 11/06/25 .................. 8 995,531
1,791,880
Capital Markets — 0.5%
(b)(c)
Barclays Bank plc ( Coinbase Global, Inc. ) ,
22.68% , 12/01/25 .................. 1 253,330
Barclays Bank plc ( Robinhood Markets, Inc. ) ,
43.69% , 12/01/25 .................. 3 384,881
Morgan Stanley & Co. LLC ( State Street Corp. ) ,
16.91% , 12/17/25 .................. 19 2,225,411
Nomura Holdings, Inc. ( Carlyle Group, Inc.
(The) ) , 30.51% , 12/04/25 ............. 2 119,729
Nomura Holdings, Inc. ( MSCI, Inc. ) ,
16.37% , 12/17/25 .................. 2 1,383,419
Royal Bank of Canada ( Intercontinental
Exchange, Inc. ) , 19.39% , 11/24/25 ....... 1 207,597
Royal Bank of Canada ( State Street Corp. ) ,
15.53% , 12/09/25 .................. 19 2,217,555
Toronto-Dominion Bank (The) ( Charles Schwab
Corp. (The) ) , 24.35% , 11/13/25 ......... 1 122,829
6,914,751
Chemicals — 0.1%
(b)(c)
Citigroup, Inc. ( PPG Industries, Inc. ) ,
22.30% , 12/18/25 .................. 2 158,996
Goldman Sachs International ( Axalta Coating
Systems Ltd. ) , 17.94% , 12/18/25 ........ 3 77,484
Nomura Holdings, Inc. ( CF Industries Holdings,
Inc. ) , 16.79% , 11/05/25 ............... 9 714,894
Royal Bank of Canada ( Air Products and
Chemicals, Inc. ) , 24.36% , 11/20/25 ....... —
(o)
98,397
Societe Generale SA ( DuPont de Nemours, Inc. ) ,
16.09% , 11/05/25 .................. 12 977,502
2,027,273
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.4%
(b)(c)
JPMorgan Structured Products BV ( Rentokil
Initial plc ) , 13.22% , 12/11/25 ........... GBP 43 $ 238,002
JPMorgan Structured Products BV ( Waste
Management, Inc. ) , 13.20% , 12/16/25 ..... USD 7 1,462,729
Morgan Stanley & Co. LLC ( Cintas Corp. ) ,
10.37% , 12/19/25 .................. 6 1,035,452
Morgan Stanley & Co. LLC ( Rollins, Inc. ) ,
15.57% , 12/09/25 .................. 28 1,607,799
Nomura Holdings, Inc. ( Rollins, Inc. ) ,
16.16% , 12/16/25 .................. 28 1,590,532
5,934,514
Communications Equipment — 0.3%
(b)(c)
Barclays Bank plc ( Arista Networks, Inc. ) ,
32.87% , 11/07/25 .................. 18 2,730,019
JPMorgan Structured Products BV ( Cisco
Systems, Inc. ) , 0.00% , 12/22/25 ......... 4 262,453
Royal Bank of Canada ( Cisco Systems, Inc. ) ,
19.13% , 11/26/25 .................. 14 1,022,446
Societe Generale SA ( Cisco Systems, Inc. ) ,
21.14% , 11/03/25 .................. 4 247,547
4,262,465
Consumer Finance — 0.7%
(b)(c)
Barclays Bank plc ( Capital One Financial Corp. ) ,
24.54% , 12/03/25 .................. 14 3,060,823
Citigroup, Inc. ( Capital One Financial Corp. ) ,
22.63% , 12/10/25 .................. 14 3,129,734
Morgan Stanley & Co. LLC ( Capital One
Financial Corp. ) , 22.20% , 12/03/25 ....... 14 3,037,695
9,228,252
Consumer Staples Distribution & Retail — 1.6%
(b)(c)
BNP Paribas SA ( Costco Wholesale Corp. ) ,
12.66% , 12/01/25 .................. 3 2,730,974
BNP Paribas SA ( Dollar Tree, Inc. ) ,
29.00% , 11/03/25 .................. 1 138,498
JPMorgan Structured Products BV ( Costco
Wholesale Corp. ) , 9.72% , 12/12/25 ....... 5 4,565,625
JPMorgan Structured Products BV (Walmart,
Inc.)
13.13% , 12/03/25 .................. 28 2,863,740
15.51% , 12/10/25 .................. 38 3,824,722
Nomura Holdings, Inc. ( Sysco Corp. ) ,
13.36% , 12/08/25 .................. 1 82,751
Nomura Holdings, Inc. ( US Foods Holding Corp. ) ,
8.38% , 11/07/25 ................... 12 847,163
Royal Bank of Canada ( Dollar General Corp. ) ,
24.58% , 11/17/25 .................. 3 248,637
Royal Bank of Canada ( Walmart, Inc. ) ,
6.97% , 11/20/25 ................... 37 3,768,237
Societe Generale SA ( Target Corp. ) ,
30.77% , 11/19/25 .................. 33 2,963,035
22,033,382
Containers & Packaging — 0.5%
(b)(c)
BNP Paribas SA ( Sealed Air Corp. ) ,
21.46% , 11/28/25
(a)
................. 6 206,039
JPMorgan Structured Products BV ( Crown
Holdings, Inc. ) , 14.50% , 12/15/25 ........ 1 87,689
JPMorgan Structured Products BV ( Smurfit
WestRock plc ) , 18.81% , 12/11/25 ........ EUR 1 79,363
Morgan Stanley & Co. LLC ( Amcor plc ) ,
30.40% , 12/16/25 .................. USD 409 3,203,606
Toronto-Dominion Bank (The) ( Amcor plc ) ,
26.06% , 12/01/25 .................. 403 3,159,443
6,736,140

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Distributors — 0.0%
Societe Generale SA ( Genuine Parts Co. ) ,
16.45% , 12/10/25
(b) (c)
................ USD 2 $ 305,582
Diversified Consumer Services — 0.1%
Barclays Bank plc ( Bright Horizons Family
Solutions, Inc. ) , 20.51% , 11/05/25
(b) (c)
..... 9 941,204
Diversified Telecommunication Services — 0.0%
BNP Paribas SA ( Verizon Communications, Inc. ) ,
23.75% , 11/28/25
(a) (b) (c)
............... 4 149,288
Electric Utilities — 0.6%
(b)(c)
Morgan Stanley & Co. LLC ( American Electric
Power Co., Inc. ) , 15.38% , 11/10/25 ....... 1 86,670
Morgan Stanley & Co. LLC ( Evergy, Inc. ) ,
18.43% , 11/14/25 .................. 2 133,208
Nomura Holdings, Inc. ( Exelon Corp. ) ,
19.86% , 12/04/25 .................. 5 227,088
Nomura Holdings, Inc. (FirstEnergy Corp.)
22.47% , 11/26/25 .................. 61 2,813,683
19.79% , 12/05/25 .................. 61 2,811,812
Royal Bank of Canada ( American Electric Power
Co., Inc. ) , 8.05% , 11/06/25 ............ 14 1,564,914
Toronto-Dominion Bank (The) ( PG&E Corp. ) ,
19.21% , 12/15/25 .................. 5 77,102
7,714,477
Electrical Equipment — 0.2%
(b)(c)
BNP Paribas SA ( GE Vernova, Inc. ) ,
30.41% , 12/19/25 .................. 1 564,955
Nomura Holdings, Inc. ( Regal Rexnord Corp. ) ,
17.78% , 11/05/25 .................. 6 848,592
Royal Bank of Canada ( Emerson Electric Co. ) ,
15.69% , 11/05/25 .................. 11 1,561,149
2,974,696
Electronic Equipment, Instruments & Components — 0.1%
(b)(c)
BNP Paribas SA ( TE Connectivity plc ) ,
0.74% , 12/24/25 ................... 1 249,944
Royal Bank of Canada ( Keysight Technologies,
Inc. ) , 19.95% , 12/03/25 ............... 1 203,797
UBS AG ( Amphenol Corp. ) , 19.10% , 12/17/25 . 4 599,926
UBS AG ( CDW Corp. ) , 21.20% , 11/24/25 ..... 1 126,153
1,179,820
Energy Equipment & Services — 0.5%
(b)(c)
JPMorgan Structured Products BV ( Baker
Hughes Co. ) , 24.43% , 12/10/25 ......... 67 3,236,466
Morgan Stanley & Co. LLC ( Baker Hughes Co. ) ,
23.76% , 12/03/25 .................. 68 3,273,438
6,509,904
Entertainment — 0.1%
(b)(c)
BNP Paribas SA ( Netflix, Inc. ) , 0.64% , 12/24/25 —
(o)
302,001
JPMorgan Structured Products BV ( Walt Disney
Co. (The) ) , 25.28% , 12/04/25 ........... —
(o)
44,578
Royal Bank of Canada ( Walt Disney Co. (The) ) ,
12.59% , 11/14/25 .................. 13 1,473,079
1,819,658
Financial Services — 1.1%
(b)(c)
Barclays Bank plc ( Voya Financial, Inc. ) ,
24.29% , 11/20/25 .................. 3 199,922
BNP Paribas SA ( Apollo Global Management,
Inc. ) , 24.77% , 11/26/25 ............... 2 216,668
BNP Paribas SA ( Visa, Inc. ) , 13.41% , 12/23/25 . 6 1,983,937
JPMorgan Structured Products BV ( Mastercard,
Inc. ) , 14.59% , 12/10/25 ............... 3 1,607,556
JPMorgan Structured Products BV ( Visa, Inc. ) ,
13.09% , 12/16/25 .................. 6 2,027,912
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nomura Bank International plc ( Mastercard, Inc. ) ,
12.25% , 12/19/25 .................. USD 3 $ 1,581,209
Royal Bank of Canada ( Berkshire Hathaway,
Inc. ) , 9.95% , 12/01/25 ............... 7 3,540,801
Societe Generale SA ( Fidelity National
Information Services, Inc. ) , 30.07% , 11/17/25 6 341,419
Societe Generale SA (Global Payments, Inc.)
30.42% , 11/03/25 .................. 1 78,810
41.25% , 12/22/25 .................. 1 62,952
UBS AG ( Berkshire Hathaway, Inc. ) ,
7.80% , 12/09/25 ................... 7 3,559,825
15,201,011
Food Products — 0.1%
(b)(c)
BNP Paribas SA ( Archer-Daniels-Midland Co. ) ,
15.96% , 11/05/25 .................. 15 937,016
Royal Bank of Canada ( Campbell's Co. (The) ) ,
29.23% , 11/20/25 .................. 4 125,193
Toronto-Dominion Bank (The) ( Kraft Heinz Co.
(The) ) , 26.72% , 12/15/25 ............. 5 122,421
UBS AG ( Lamb Weston Holdings, Inc. ) ,
25.60% , 12/08/25 .................. 2 150,523
1,335,153
Ground Transportation — 0.2%
(b)(c)
Barclays Bank plc ( Lyft, Inc. ) , 43.57% , 11/06/25 94 1,932,583
Morgan Stanley & Co. LLC ( CSX Corp. ) ,
24.14% , 11/14/25 .................. 2 52,257
Royal Bank of Canada ( Uber Technologies, Inc. ) ,
21.88% , 12/23/25 .................. 7 709,341
Royal Bank of Canada ( Union Pacific Corp. ) ,
13.54% , 11/20/25 .................. —
(o)
66,600
2,760,781
Health Care Equipment & Supplies — 0.5%
(b)(c)
JPMorgan Structured Products BV ( Medtronic
plc ) , 9.45% , 11/19/25 ................ 40 3,674,401
Mizuho Markets Cayman LP ( Baxter
International, Inc. ) , 24.52% , 11/28/25 ..... 14 258,496
Nomura Holdings, Inc. ( Medtronic plc ) ,
16.18% , 12/08/25 .................. 4 348,986
Societe Generale SA (Becton Dickinson & Co.)
22.67% , 11/03/25 .................. 2 287,295
13.19% , 11/06/25 .................. 4 677,277
14.02% , 11/06/25 .................. 8 1,452,258
20.81% , 12/22/25 .................. 2 322,661
7,021,374
Health Care Providers & Services — 2.7%
(b)(c)
Barclays Bank plc ( Cardinal Health, Inc. ) ,
19.63% , 12/09/25 .................. 13 2,266,211
Barclays Bank plc ( Universal Health Services,
Inc. ) , 19.20% , 12/16/25 ............... 10 2,198,586
BNP Paribas SA ( Labcorp Holdings, Inc. ) ,
16.37% , 11/28/25
(a)
................. —
(o)
77,169
Citigroup, Inc. ( HCA Healthcare, Inc. ) ,
14.46% , 12/16/25 .................. 6 2,840,590
Citigroup, Inc. ( Humana, Inc. ) , 33.29% , 11/05/25 12 3,434,752
JPMorgan Structured Products BV ( Cardinal
Health, Inc. ) , 0.00% , 12/22/25 .......... 2 321,948
JPMorgan Structured Products BV ( Humana,
Inc. ) , 21.65% , 11/05/25 ............... 3 725,920
Mizuho Markets Cayman LP ( Elevance Health,
Inc. ) , 23.90% , 12/15/25 ............... 1 207,446
Morgan Stanley & Co. LLC ( Cencora, Inc. ) ,
17.67% , 12/05/25 .................. 9 3,064,870
Morgan Stanley & Co. LLC ( HCA Healthcare,
Inc. ) , 16.77% , 12/05/25 ............... 6 2,741,408

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Morgan Stanley & Co. LLC ( Universal Health
Services, Inc. ) , 20.51% , 12/09/25 ........ USD 10 $ 2,175,905
Nomura Bank International plc ( Cardinal Health,
Inc. ) , 13.08% , 12/19/25 ............... 12 2,259,328
Nomura Holdings, Inc. ( Cardinal Health, Inc. ) ,
23.74% , 11/03/25 .................. 2 278,848
Nomura Holdings, Inc. (McKesson Corp.)
10.80% , 11/06/25 .................. 1 571,282
18.42% , 12/10/25 .................. 2 2,013,215
Nomura Holdings, Inc. ( UnitedHealth Group,
Inc. ) , 25.42% , 12/16/25 ............... 5 1,784,794
Nomura Holdings, Inc. ( Universal Health
Services, Inc. ) , 17.38% , 12/23/25 ........ 10 2,158,791
Royal Bank of Canada ( CVS Health Corp. ) ,
30.68% , 11/24/25 .................. 7 512,058
Royal Bank of Canada ( UnitedHealth Group,
Inc. ) , 26.18% , 12/23/25 ............... 5 1,824,510
Societe Generale SA ( Cencora, Inc. ) ,
19.86% , 11/26/25 .................. 9 3,031,605
Toronto-Dominion Bank (The) ( Centene Corp. ) ,
42.46% , 11/24/25 .................. 1 39,852
UBS AG ( Cencora, Inc. ) , 16.30% , 12/16/25 ... 9 3,071,322
37,600,410
Health Care REITs — 0.0%
UBS AG ( Healthcare Realty Trust, Inc. ) ,
29.90% , 11/20/25
(b) (c)
................ 6 111,521
Hotels, Restaurants & Leisure — 0.6%
(b)(c)
Barclays Bank plc ( DoorDash, Inc. ) , % , 12/24/25 1 328,564
Barclays Bank plc ( Dutch Bros, Inc. ) ,
32.15% , 11/06/25 .................. 16 882,621
BNP Paribas SA ( Domino's Pizza, Inc. ) ,
14.10% , 12/09/25 .................. 5 2,044,590
JPMorgan Structured Products BV ( Carnival
Corp. ) , 39.88% , 11/06/25 ............. 33 942,122
Nomura Holdings, Inc. ( Papa John's
International, Inc. ) , 30.00% , 11/07/25 ..... 17 829,701
Royal Bank of Canada ( Domino's Pizza, Inc. ) ,
16.65% , 12/19/25 .................. 5 1,989,041
Societe Generale SA ( Yum! Brands, Inc. ) ,
10.40% , 11/05/25 .................. 8 1,045,372
8,062,011
Household Durables — 0.1%
JPMorgan Structured Products BV ( Toll Brothers,
Inc. ) , 16.93% , 12/09/25
(b) (c)
............ 8 1,128,183
Household Products — 0.0%
HSBC Bank plc ( Henkel AG & Co. KGaA ) ,
17.00% , 11/06/25
(b) (c)
................ EUR 3 227,248
Industrial REITs — 0.0%
(b)(c)
JPMorgan Structured Products BV ( STAG
Industrial, Inc. ) , 18.77% , 12/08/25 ....... USD 3 106,422
UBS AG ( Rexford Industrial Realty, Inc. ) ,
19.70% , 11/20/25 .................. 4 161,704
268,126
Insurance — 0.6%
(b)(c)
Goldman Sachs International ( Willis Towers
Watson plc ) , 14.62% , 12/15/25 ......... 1 159,024
Nomura Holdings, Inc. ( Fidelity National
Financial, Inc. ) , 19.31% , 11/20/25 ........ 1 67,015
Nomura Holdings, Inc. (Hartford Insurance
Group, Inc. (The))
15.41% , 12/05/25 .................. 23 2,823,289
15.92% , 12/17/25 .................. 23 2,785,597
Security
Par (000)
Par (000) Value
Insurance (continued)
Royal Bank of Canada ( American International
Group, Inc. ) , 15.43% , 11/17/25 .......... USD 2 $ 140,388
Royal Bank of Canada ( Fidelity National
Financial, Inc. ) , 22.26% , 11/24/25 ........ 3 156,067
Toronto-Dominion Bank (The) ( Allstate Corp.
(The) ) , 9.18% , 11/05/25 .............. 10 1,969,785
Toronto-Dominion Bank (The) ( Genworth
Financial, Inc. ) , 17.34% , 11/06/25 ........ 86 730,014
8,831,179
Interactive Media & Services — 1.4%
(b)(c)
Barclays Bank plc ( Alphabet, Inc. ) ,
23.06% , 12/09/25 .................. 18 4,999,749
Barclays Bank plc ( Match Group, Inc. ) ,
28.32% , 11/06/25 .................. 60 1,939,663
BMO Capital Markets Corp. ( Meta Platforms,
Inc. ) , 20.68% , 11/20/25 ............... —
(o)
131,089
BNP Paribas SA ( Meta Platforms, Inc. ) ,
19.16% , 12/23/25 .................. 6 3,725,089
JPMorgan Structured Products BV ( Meta
Platforms, Inc. ) , 20.75% , 12/16/25 ....... 5 3,419,500
Morgan Stanley & Co. LLC (Alphabet, Inc.)
26.90% , 11/14/25 .................. 2 398,190
22.86% , 12/17/25 .................. 18 5,103,956
19,717,236
IT Services — 0.3%
(b)(c)
BMO Capital Markets Corp. ( Gartner, Inc. ) ,
19.80% , 11/05/25 .................. 5 1,124,847
Morgan Stanley & Co. LLC ( Accenture plc ) ,
0.00% , 12/19/25 ................... 2 548,252
Morgan Stanley & Co. LLC ( Cognizant
Technology Solutions Corp. ) ,
19.85% , 11/10/25 .................. 2 143,484
Morgan Stanley & Co. LLC ( International
Business Machines Corp. ) , 28.89% , 12/05/25 3 970,309
Royal Bank of Canada ( International Business
Machines Corp. ) , 17.48% , 12/24/25 ...... 3 1,003,560
3,790,452
Leisure Products — 0.0%
Societe Generale SA ( Hasbro, Inc. ) ,
24.50% , 11/17/25
(b) (c)
................ 2 129,485
Life Sciences Tools & Services — 0.4%
(b)(c)
BNP Paribas SA ( Charles River Laboratories
International, Inc. ) , 22.57% , 11/06/25 ..... 7 1,213,990
Societe Generale SA ( IQVIA Holdings, Inc. ) ,
25.63% , 11/26/25 .................. 8 1,773,175
UBS AG ( IQVIA Holdings, Inc. ) ,
21.00% , 12/19/25 .................. 8 1,810,137
4,797,302
Machinery — 0.9%
(b)(c)
BNP Paribas SA ( Nordson Corp. ) ,
15.84% , 12/05/25 .................. 6 1,323,341
Morgan Stanley & Co. LLC ( Nordson Corp. ) ,
12.64% , 12/05/25 .................. 5 1,126,365
Nomura Bank International plc ( Otis Worldwide
Corp. ) , 12.31% , 12/19/25 ............. 21 1,905,093
Nomura Holdings, Inc. ( Fortive Corp. ) ,
16.88% , 11/28/25 .................. 2 110,405
Royal Bank of Canada ( Nordson Corp. ) ,
14.35% , 11/26/25 .................. 5 1,088,131
Societe Generale SA ( Cummins, Inc. ) ,
14.75% , 11/05/25 .................. 3 1,166,203
Societe Generale SA ( Middleby Corp. (The) ) ,
28.34% , 11/17/25 .................. 1 100,428

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Societe Generale SA ( Parker-Hannifin Corp. ) ,
16.88% , 11/06/25 .................. USD 2 $ 1,345,625
UBS AG ( CNH Industrial NV ) , 18.50% , 12/04/25 7 68,724
UBS AG ( IDEX Corp. ) , 12.40% , 12/19/25 ..... 4 616,293
UBS AG (Nordson Corp.)
13.80% , 12/16/25 .................. 5 1,103,132
14.70% , 12/23/25 .................. 5 1,086,541
UBS AG ( Otis Worldwide Corp. ) ,
19.60% , 12/09/25 .................. 21 1,927,002
12,967,283
Media — 0.7%
(b)(c)
Morgan Stanley & Co. LLC ( Charter
Communications, Inc. ) , 39.22% , 12/03/25 .. 3 709,655
Morgan Stanley & Co. LLC ( Comcast Corp. ) ,
22.80% , 11/10/25 .................. 8 212,875
Morgan Stanley & Co. LLC ( Omnicom Group,
Inc. ) , 23.24% , 12/17/25 ............... 36 2,695,973
Royal Bank of Canada ( Omnicom Group, Inc. ) ,
16.01% , 12/01/25 .................. 36 2,710,791
Toronto-Dominion Bank (The) ( Omnicom Group,
Inc. ) , 18.19% , 12/05/25 ............... 34 2,614,158
8,943,452
Multi-Utilities — 0.0%
Royal Bank of Canada ( Dominion Energy, Inc. ) ,
14.71% , 11/20/25
(b) (c)
................ 3 153,407
Oil, Gas & Consumable Fuels — 0.4%
(b)(c)
Barclays Bank plc ( BP plc ) , 23.11% , 12/11/25 .. GBP 66 374,758
Barclays Bank plc ( Shell plc ) , 19.06% , 11/24/25 9 331,727
BNP Paribas SA ( Exxon Mobil Corp. ) ,
8.47% , 11/03/25 ................... USD 26 3,011,467
Royal Bank of Canada ( Exxon Mobil Corp. ) ,
16.55% , 12/23/25 .................. 21 2,376,453
6,094,405
Pharmaceuticals — 0.0%
(b)(c)
JPMorgan Structured Products BV ( Bayer AG ) ,
27.40% , 11/06/25 .................. EUR 6 170,210
UBS AG ( Bristol-Myers Squibb Co. ) ,
38.90% , 11/20/25 .................. USD 3 130,293
300,503
Professional Services — 0.1%
(b)(c)
Barclays Bank plc ( Automatic Data Processing,
Inc. ) , % , 12/23/25 .................. 1 376,857
Goldman Sachs International ( Maximus, Inc. ) ,
18.77% , 12/15/25 .................. 1 107,953
Royal Bank of Canada ( Leidos Holdings, Inc. ) ,
24.09% , 11/20/25 .................. 1 131,715
UBS AG ( SS&C Technologies Holdings, Inc. ) ,
16.80% , 11/24/25 .................. 5 411,363
1,027,888
Real Estate Management & Development — 0.1%
Societe Generale SA ( Zillow Group, Inc. ) ,
23.04% , 11/06/25
(b) (c)
................ 11 805,751
Residential REITs — 0.4%
(b)(c)
BNP Paribas SA ( Essex Property Trust, Inc. ) ,
0.63% , 12/24/25 ................... 2 535,167
Morgan Stanley & Co. LLC ( Invitation Homes,
Inc. ) , 16.61% , 12/03/25 ............... 74 2,083,782
Societe Generale SA ( AvalonBay Communities,
Inc. ) , 21.56% , 11/13/25 ............... 1 122,739
UBS AG ( Invitation Homes, Inc. ) ,
14.40% , 12/10/25 .................. 73 2,083,296
4,824,984
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 3.9%
(b)(c)
Barclays Bank plc ( Broadcom, Inc. ) ,
24.81% , 12/17/25 .................. USD 11 $ 3,923,138
Barclays Bank plc ( Intel Corp. ) , 41.04% , 12/09/25 14 550,537
Barclays Bank plc (NVIDIA Corp.)
25.35% , 12/05/25 .................. 43 8,278,370
26.39% , 12/12/25 .................. 42 8,258,807
Barclays Bank plc ( NXP Semiconductors NV ) ,
23.76% , 12/03/25 .................. 1 185,895
BNP Paribas SA ( Lam Research Corp. ) ,
33.49% , 12/19/25 .................. 4 643,021
BNP Paribas SA ( Micron Technology, Inc. ) ,
43.18% , 12/17/25 .................. 4 802,054
BNP Paribas SA ( Texas Instruments, Inc. ) ,
0.76% , 12/24/25 ................... 3 516,047
Citigroup, Inc. ( Advanced Micro Devices, Inc. ) ,
39.25% , 12/17/25 .................. 5 1,397,120
Citigroup, Inc. ( STMicroelectronics NV ) ,
24.20% , 12/18/25 .................. 2 46,780
JPMorgan Structured Products BV ( NXP
Semiconductors NV ) , 23.93% , 12/01/25 ... 1 191,351
Mizuho Markets Cayman LP ( NVIDIA Corp. ) ,
31.87% , 12/08/25 .................. —
(o)
57,673
Morgan Stanley & Co. LLC ( Broadcom, Inc. ) ,
26.89% , 12/09/25 .................. 11 3,935,489
Morgan Stanley & Co. LLC ( KLA Corp. ) ,
0.00% , 12/24/25 ................... —
(o)
522,367
Morgan Stanley & Co. LLC ( NVIDIA Corp. ) ,
26.52% , 12/19/25 .................. 40 8,236,950
Royal Bank of Canada ( Applied Materials, Inc. ) ,
25.48% , 12/17/25 .................. 3 609,241
Royal Bank of Canada ( NVIDIA Corp. ) ,
26.64% , 11/26/25 .................. 44 8,585,293
Royal Bank of Canada ( QUALCOMM, Inc. ) ,
30.87% , 12/23/25 .................. 4 672,343
Societe Generale SA ( Analog Devices, Inc. ) ,
15.74% , 11/26/25 .................. 12 2,758,457
Societe Generale SA ( Broadcom, Inc. ) ,
29.36% , 11/26/25 .................. 10 3,657,036
53,827,969
Software — 2.8%
(b)(c)
Barclays Bank plc ( Autodesk, Inc. ) ,
18.21% , 11/26/25 .................. 1 223,023
Barclays Bank plc ( Cadence Design Systems,
Inc. ) , % , 12/23/25 .................. 1 326,410
Barclays Bank plc ( Fortinet, Inc. ) ,
24.56% , 11/07/25 .................. 11 948,608
BNP Paribas SA ( Oracle Corp. ) ,
30.18% , 12/01/25 .................. 6 1,583,059
Citigroup, Inc. (Microsoft Corp.)
17.47% , 12/16/25 .................. 13 6,786,847
19.50% , 12/18/25 .................. 1 315,890
JPMorgan Structured Products BV ( Intuit, Inc. ) ,
9.89% , 11/24/25 ................... 4 2,936,205
JPMorgan Structured Products BV ( Palantir
Technologies, Inc. ) , 29.42% , 12/16/25 ..... 8 1,534,845
JPMorgan Structured Products BV ( Salesforce,
Inc. ) , 22.79% , 12/01/25 ............... 3 862,602
JPMorgan Structured Products BV ( Workday,
Inc. ) , 23.08% , 12/15/25 ............... 1 168,763
Morgan Stanley & Co. LLC ( Microsoft Corp. ) ,
16.58% , 12/05/25 .................. 13 6,905,357
Royal Bank of Canada ( Adobe, Inc. ) ,
23.09% , 12/23/25 .................. 1 503,344
Royal Bank of Canada ( Crowdstrike Holdings,
Inc. ) , 26.21% , 12/24/25 ............... 1 465,660

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Royal Bank of Canada ( Microsoft Corp. ) ,
12.09% , 12/24/25 .................. USD 13 $ 6,998,003
Royal Bank of Canada ( Palantir Technologies,
Inc. ) , 40.17% , 12/23/25 ............... 8 1,560,546
Royal Bank of Canada ( ServiceNow, Inc. ) ,
25.67% , 12/19/25 .................. 1 666,321
Societe Generale SA ( AppLovin Corp. ) ,
36.33% , 11/06/25 .................. 2 1,507,072
Societe Generale SA ( Palo Alto Networks, Inc. ) ,
15.52% , 11/20/25 .................. 21 4,466,446
38,759,001
Specialized REITs — 0.0%
UBS AG ( Crown Castle, Inc. ) ,
17.40% , 12/04/25
(b) (c)
................ 1 73,198
Specialty Retail — 1.9%
(b)(c)
BNP Paribas SA ( AutoZone, Inc. ) ,
16.69% , 11/26/25 .................. 1 2,523,025
BNP Paribas SA ( Home Depot, Inc. (The) ) ,
19.34% , 12/10/25 .................. 9 3,541,621
BNP Paribas SA ( O'Reilly Automotive, Inc. ) ,
13.99% , 12/01/25 .................. 28 2,667,786
JPMorgan Structured Products BV ( Home Depot,
Inc. (The) ) , 19.73% , 12/03/25 .......... 9 3,568,127
Morgan Stanley & Co. LLC ( O'Reilly Automotive,
Inc. ) , 15.88% , 12/05/25 ............... 28 2,662,337
Royal Bank of Canada ( AutoZone, Inc. ) ,
10.24% , 12/10/25 .................. 1 3,322,676
Societe Generale SA ( Home Depot, Inc. (The) ) ,
10.66% , 11/19/25 .................. 9 3,585,520
Societe Generale SA ( Lowe's Cos., Inc. ) ,
15.97% , 11/19/25 .................. 8 1,820,974
Societe Generale SA ( TJX Cos., Inc. (The) ) ,
9.13% , 11/19/25 ................... 17 2,407,963
26,100,029
Technology Hardware, Storage & Peripherals — 2.1%
(b)(c)
Barclays Bank plc ( Apple, Inc. ) ,
15.81% , 12/03/25 .................. 25 6,704,964
BNP Paribas SA ( Apple, Inc. ) , 14.16% , 12/10/25 26 6,965,266
Citigroup, Inc. ( Apple, Inc. ) , 14.55% , 12/17/25 . 26 6,941,046
Goldman Sachs International ( Western Digital
Corp. ) , 43.49% , 12/18/25 ............. 3 350,864
HSBC Bank plc ( Hewlett Packard Enterprise
Co. ) , 26.00% , 11/20/25 ............... 6 154,858
Royal Bank of Canada ( Apple, Inc. ) ,
20.62% , 11/26/25 .................. 27 6,914,335
UBS AG ( HP, Inc. ) , 23.50% , 12/04/25 ....... 9 251,098
28,282,431
Textiles, Apparel & Luxury Goods — 0.0%
(b)(c)
Barclays Bank plc ( Swatch Group AG (The) ) ,
26.54% , 11/24/25 .................. CHF 1 177,018
BMO Capital Markets Corp. ( NIKE, Inc. ) ,
29.40% , 11/03/25 .................. USD 1 38,999
216,017
Tobacco — 0.0%
Royal Bank of Canada ( British American Tobacco
plc ) , 25.51% , 11/06/25
(b) (c)
............. GBP 4 180,137
Trading Companies & Distributors — 0.5%
(b)(c)
Barclays Bank plc ( WESCO International, Inc. ) ,
30.04% , 11/20/25 .................. USD 1 135,820
Toronto-Dominion Bank (The) ( Fastenal Co. ) ,
17.68% , 12/01/25 .................. 88 3,674,457
UBS AG ( Fastenal Co. ) , 18.50% , 12/09/25 .... 89 3,696,667
7,506,944
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
Goldman Sachs International ( Rogers
Communications, Inc. ) , 18.36% , 12/15/25
(b) (c)
USD 1 $ 39,034
Total Equity-Linked Notes — 29 .5%
(Cost: $ 409,567,808 ) .............................. 406,956,893
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 185 181,511
IT Services — 0.0%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 41 41,096
Software — 0.1%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 335 335,526
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 561,257 ) ................................. 558,133
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.68%
,
06/24/30 ............. 231 232,056
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.37%
,
05/25/29 ............. 629 358,456
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.37% 05/25/29 .............. 84 47,850
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
10/31/30 ................... 271 271,357
Cobham Ultra US Co-Borrower LLC, Facility 1st
Lien Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.37%
,
08/03/29 ... 312 312,251
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96%
,
10/31/31 ............. 738 739,087
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96%
,
10/31/31 ............. 281 281,672
Goat Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.71%
,
01/27/32 ................... 91 90,432
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 2.50% Floor + 0.50%;
6-mo. CME Term SOFR at 2.50% Floor +
0.50% at 0.50% Floor + 0.00%), 6.54% -
6.70%
,
02/26/32 ................... 158 158,305
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.43%
,
02/26/32 ............. 1 1,434
Peraton Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.69%
,
02/01/28 ................... 426 366,908
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.74%
,
09/14/29 ............. 37 37,544
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.75%
,
11/06/28 ........ 56 56,189

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
08/19/32 ................... USD 762 $ 762,168
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
02/28/31 ................... 1,378 1,379,660
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.25%
,
03/22/30 ................... 344 343,954
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
01/19/32 ................... 229 228,990
5,668,313
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.95%
,
02/06/29 ............. 35 32,408
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.46% , 05/06/30 ........... 938 937,283
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.71% , 01/28/32 ........... 558 559,222
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.31%
,
01/30/32 ............ 146 145,699
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
06/04/31 ................... 580 579,377
Gates Global LLC, 1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
11/16/29 ................... 80 79,908
RealTruck Group, Inc., 1st Lien Term Loan
(p)
01/31/28 ........................ 49 42,911
01/31/28 ........................ 141 124,377
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.10% -
9.30%
,
11/17/28 ................... 377 370,440
2,871,625
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.21%
,
01/22/31 ........ 137 136,453
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.96%
,
07/02/31
(g)
............ 350 346,882
483,335
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.35% , 01/24/29 ........... 206 155,239
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.50% , 01/24/29 ........... 345 346,726
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 5.10% , 01/24/30 ........... 147 61,525
Sazerac Co., Inc., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.58%
,
06/25/32 ................... 275 276,246
839,736
Security
Par (000)
Par (000) Value
Biotechnology — 0.0%
Phoenix Newco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.46%
,
11/15/28
(a)
.................. USD 582 $ 583,439
Broadline Retail — 0.0%
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.71%
,
03/15/30
(a)
............ 564 563,356
Building Products — 0.1%
(a)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
05/14/29 ................... 28 27,970
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.16%
,
09/08/32 ................... 745 746,430
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.21%
,
07/08/30 ............. 259 254,921
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
10/17/32
(p)
....................... 334 331,172
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.25%
,
08/05/31 ................... 761 734,863
2,095,356
Capital Markets — 0.5%
(a)
AllSpring Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.81%
,
11/01/30 ................... 146 145,852
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 02/18/31
(p)
.............. 567 564,520
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.46%
,
08/09/30 ............. 128 128,397
Ascensus Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.96%
,
08/02/28 ............. 476 476,584
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.75%
,
12/20/29 ................... 537 537,069
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.96%
,
11/25/31 .............. 310 310,998
Chicago US MidCo III LP, 1st Lien Term Loan ,
10/08/32
(g) (p)
...................... 419 418,773
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.16%
,
10/31/31 .. 462 462,842
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.96%
,
04/07/28 .. 383 383,775
Focus Financial Partners LLC, 1st Lien Term
Loan B , 09/15/31
(p)
.................. 564 565,583
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.75%
,
09/05/31 ............ 118 118,018
Hudson River Trading LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.78%
,
03/18/30 ............. 115 115,112
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.69%
,
09/30/32 ............ 838 819,891

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96% - 6.20%
,
12/15/31 ........ USD 765 $ 757,738
Osaic Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.16%
,
08/02/32 ................... 504 504,630
6,309,782
Chemicals — 0.4%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.06%
,
11/24/27 ............ 270 251,582
Chemours Co. LLC, 1st Lien Term Loan B4 ,
10/15/32
(p)
....................... 581 570,766
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.05%
,
11/01/30 ................... 427 426,241
Discovery Purchaser Corp., 1st Lien Term Loan ,
10/04/29
(p)
....................... 114 113,180
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.71%
,
12/18/30 ............. 376 377,826
Fortis 333, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.50%
,
03/29/32 ................... 149 143,277
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
02/15/30 ................... 278 279,243
INEOS US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.21%
,
02/18/30 ............. 87 74,538
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.21%
,
10/07/31 ............. 99 78,779
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.03%
,
07/03/28 ............. 319 282,681
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.97%
,
11/26/31
(g)
............ 309 308,667
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.04%
,
04/03/28 ............. 344 342,860
Olympus Water US Holding Corp., 1st Lien Term
Loan B , 07/23/32
(p)
.................. 379 377,105
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.00%
,
06/23/31 ........ 636 628,846
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.29%
,
04/08/31 .. 163 145,206
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.24%
,
10/09/31 ............. 94 93,390
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , 10/29/32
(p)
.................. 322 322,335
Sparta US HoldCo LLC, 1st Lien Term Loan ,
08/02/30
(p)
....................... 508 489,212
WR Grace Holding LLC, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.00%
,
08/19/32 ............. 199 197,695
5,503,429
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.5%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.25%
,
10/24/30 ........ USD 137 $ 136,676
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.31%
,
08/20/32 ............. 1,230 1,234,018
Anticimex Global AB, 1st Lien Term Loan B6 ,
(1-day SOFR at 0.50% Floor + 3.40%),
7.76%
,
11/16/28 ................... 154 154,750
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36% - 6.20%
,
06/24/30 ........ 520 519,990
Aramark Services, Inc., 1st Lien Term Loan B9 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.71%
,
04/06/28 ............. 81 80,762
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.81%
,
09/06/27 ............. 323 322,636
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.00%
,
04/01/32 ............ 203 203,364
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.26%
,
09/24/32 ................... 176 176,523
Deep Blue Operating I LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.88%
,
10/01/32 ............. 72 72,135
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.05%
,
02/01/29 ............. 477 476,682
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.46%
,
06/02/31 ............ 280 279,142
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.75%
,
10/17/30 ............ 107 107,441
LABL, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.94%
,
10/30/28 ................... 424 318,607
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.75%
,
03/11/32 ................... 622 623,200
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (6-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.13%
,
10/15/30 ... 76 76,136
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , 03/08/32
(p)
............. 695 690,362
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.25%
,
06/28/30 ............. 243 240,442
Reworld Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.27%
,
01/15/31 ............. 96 95,680
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.28%
,
11/30/28 .............. 300 299,680
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.28%
,
11/30/28 .............. 18 18,285
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.46%
,
11/14/30 ................... 15 14,701

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.26%
,
02/15/29 ... USD 67 $ 62,941
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.06%
,
11/02/27 ................... 84 82,106
6,286,259
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.78%
,
10/24/30
(a)
.................. 286 286,571
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.80%
,
08/01/30 ........ 619 545,856
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.46%
,
11/03/31 .............. 90 90,431
Legence Holdings LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.16% , 12/15/28 ........... 85 85,075
12/18/31
(p)
....................... 45 44,747
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.08%
,
01/21/28 ................... 298 299,414
1,065,523
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
01/31/31 ................... 459 460,666
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.96%
,
03/08/29 ................... 86 80,465
Potters Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
6.96%
,
12/14/27 ................... 66 66,180
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.21%
,
04/14/31 ............. 350 350,876
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.21%
,
03/19/29 ............. 312 312,283
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.21%
,
02/10/32 ............. 306 306,733
Standard Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.75%
,
09/22/28 ............. 62 62,264
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , 10/19/29
(p)
.............. 970 972,125
2,611,592
Consumer Staples Distribution & Retail — 0.0%
(a)
EG America LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.70%
,
02/07/28 ................... 60 60,706
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91% , 11/22/28 ............ 269 270,292
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.71% , 10/03/31 ........... USD 121 $ 121,955
452,953
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 6.80%
,
11/29/30 ............ 843 845,570
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 7.14% , 04/13/29 ........... 50 49,961
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.21% , 04/01/32 ........... 419 418,218
Colossus Acquireco LLC, 1st Lien Term Loan ,
(1-day SOFR at 0.00% Floor + 1.75%),
5.87%
,
07/30/32 ................... 405 402,975
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.13%
,
04/15/27 .. 237 237,256
Pregis Topco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.96%
,
02/01/29 ................... 189 190,131
ProAmpac PG Borrower LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.90% - 8.19%
,
09/15/28 ........ 46 45,800
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.71%
,
03/04/32 ............ 65 64,709
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.46%
,
09/15/32 ... 128 128,000
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.75%
,
09/15/28 ............. 264 257,205
2,639,825
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.71%
,
10/28/27
(a)
.................. 114 94,757
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 5.71%
,
08/23/32 ... 328 328,615
KUEHG Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.75%
,
06/12/30 ................... 110 110,066
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 7.86% -
8.23%
,
08/11/28 ................... 24 23,051
OMNIA Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.36%
,
07/25/30 ............. 213 212,949
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.71%
,
03/26/31 ............. 170 170,227
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.20%
,
02/07/31 ............. 206 206,942

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.46%
,
01/30/31 ................... USD 481 $ 479,523
1,531,373
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 2.00% - 6.33%
,
05/18/30
(a)
....... 275 274,323
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 1.75%),
9.00%
,
01/30/26
(g)
.................. 95 91,231
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
03/29/32
(p)
....................... 855 853,504
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 9.96%
,
06/01/28 ............. 25 25,738
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.63%
,
04/16/29 ............. 243 241,279
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.63%
,
04/15/30 ............. 413 410,324
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 4.25% Floor + 0.75%;
3-mo. CME Term SOFR at 4.25% Floor +
0.75% at 0.75% Floor + 0.04%), 8.33% -
8.71%
,
09/01/28
(g)
.................. 105 97,372
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.58%
,
09/25/29 ................... 452 352,018
Sunrise Financing Partnership, Facility 1st Lien
Term Loan AAA1 , (12-mo. CME Term SOFR
at 0.00% Floor + 2.50%), 6.26%
,
02/17/32 .. 115 114,713
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.40%
,
01/31/29 ........ 83 82,810
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/11/30
(p)
....................... 975 931,235
3,200,224
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.03% - 5.73%
,
04/16/31 ............. 793 794,461
Vistra Operations Co. LLC, 1st Lien Term Loan ,
12/20/30
(p)
....................... 403 403,449
1,197,910
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.74%
,
06/20/31
(g)
.................. 382 383,182
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
07/02/29 ................... 225 224,891
CoorsTek, Inc., 1st Lien Term Loan B ,
10/12/32
(g) (p)
...................... 129 128,355
Sanmina Corp., 1st Lien Term Loan B ,
08/06/32
(g) (p)
...................... 242 242,000
978,428
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.0%
(a)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.71%
,
02/26/32 ................... USD 99 $ 98,815
Stakeholder Midstream LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.04%
,
01/02/31 ............. 160 161,400
260,215
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.58%
,
07/22/30 ............. 318 316,820
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.46%
,
10/01/31 ............. 808 808,394
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
09/30/31
(p)
....................... 774 774,489
Live Nation Entertainment, Inc., 1st Lien Term
Loan B , (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.76%
,
10/21/32
(g)
....... 409 408,489
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.50%
,
11/13/29 .............. 507 437,494
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.04%
,
11/21/31 ........ 907 909,084
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.95%
,
01/24/31 ............. 812 811,719
4,466,489
Financial Services — 0.5%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.21%
,
12/21/28 ........ 319 318,941
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 6.21%
,
02/13/32 .. 159 158,429
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.71%
,
07/30/31 ............ 97 96,805
Apex Group Treasury LLC, 1st Lien Term Loan B ,
02/27/32
(p)
....................... 416 388,700
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
01/03/29 ................... 669 669,299
Belron Finance 2019 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.74%
,
10/16/31 ............. 923 927,083
Boost Newco Borrower LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.00%
,
01/31/31 ............. 1,159 1,161,906
CPI Holdco B LLC, 1st Lien Term Loan
05/19/31
(p)
....................... 214 213,829
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96% , 05/19/31 ........... 727 726,527
EOC BORROWER LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.96%
,
03/24/32 ............. 903 906,123
Gryphon Debt Merger Sub, Inc., 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.88%
,
09/13/32 ............ 253 254,108
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.50%
,
01/31/30 ............. 79 79,411

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.71%
,
02/17/31 ............. USD 630 $ 631,095
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.46%
,
04/18/30 ............. 44 43,949
Orion US Finco, Inc., 1st Lien Term Loan ,
10/08/32
(p)
....................... 237 238,038
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.34%
,
05/30/31 ............. 584 585,627
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.46%
,
10/16/31 ............. 37 36,969
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
04/03/28 ................... 60 59,344
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
03/05/32 ................... 139 138,778
7,634,961
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan B , 10/22/32
(p)
1,102 1,104,072
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.24%
,
09/30/31 ........ 804 797,233
Froneri US, Inc., Facility 1st Lien Term Loan B6 ,
08/02/32
(p)
....................... 231 230,829
MP Midco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.34%
,
03/29/30 ............. 21 21,073
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , 11/13/29
(p)
................. 137 136,683
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.25%
,
03/31/28 ................... 246 247,018
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.50%
,
01/29/32 ............. 324 323,160
Wellness Pet LLC, 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.00% Floor + 3.95%),
7.95%
,
12/31/29 ................... 54 42,023
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.01%
,
12/31/29 ................... 30 10,637
2,912,728
Gas Utilities — 0.0%
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.46%
,
04/01/32
(a)
........... 140 139,728
Ground Transportation — 0.1%
(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.75%
,
04/10/31 ............. 924 921,563
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.58%
,
06/30/28 ................... 264 218,252
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.58%
,
06/30/28 ................... 52 42,958
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 12.20%
,
08/20/29 ............. USD 40 $ 15,387
1,198,160
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.96% , 09/29/28 ........... 304 304,955
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.21% , 01/15/31 ........... 461 463,023
QuidelOrtho Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.00%
,
08/20/32 ................... 183 181,684
949,662
Health Care Providers & Services — 0.4%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan B ,
09/17/32
(g) (p)
...................... 64 64,160
AHP Health Partners, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.21%
,
09/20/32 ............. 45 45,607
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.75% Floor
+ 0.50%; 3-mo. CME Term SOFR at 2.75%
Floor + 0.50% at 0.50% Floor + 0.00%),
6.91% - 7.05%
,
09/29/28 ............. 276 277,082
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.56%
,
11/08/32 ................... 403 403,243
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.96%
,
07/28/31 ........ 244 244,071
Ensemble RCM LLC, 1st Lien Term Loan B ,
08/01/29
(p)
....................... 371 372,468
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.71%
,
11/01/28 .............. 449 450,977
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 9.62%
,
08/31/28 ............. 51 51,769
EyeCare Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.00%), 4.87%
,
11/30/28 .............. 137 79,448
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.72%
,
11/30/28
(d) (e) (g)
......... 5 1,153
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07% - 7.78%
,
05/19/31 ........ 274 273,630
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.44%
,
11/01/28 ............ 132 39,873
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 10.94%
,
11/01/29 ........... 87 17,835
Medline Borrower LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.96% , 10/23/28 ........... 1,964 1,965,545
10/23/30
(p)
....................... 160 159,845
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.71%
,
09/16/32 ............. 444 444,309

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.96%
,
11/19/31 ............ USD 179 $ 178,592
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.46%
,
12/19/30 ............ 397 397,494
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.34%
,
06/30/28 ............. 110 109,816
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.71%
,
08/01/31 ................... 75 75,071
5,651,988
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.71%
,
02/15/29 ............. 652 648,894
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.88%
,
05/01/31 ................... 740 712,104
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.10%
,
10/01/27 ............. 194 191,644
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.75%
,
11/03/31 ............ 216 216,648
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.10%
,
06/02/28 ................... 382 364,885
Waystar Technologies, Inc., 1st Lien Term Loan ,
10/22/29
(p)
....................... 163 163,015
2,297,190
Hotels, Restaurants & Leisure — 0.7%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
09/20/30 ................... 525 522,714
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.65% , 03/11/30 ............ 39 38,889
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.65% , 03/11/30 ........... 36 35,394
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.46%
,
05/31/30 ............. 254 254,779
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.37%
,
10/02/28 ............. 159 146,324
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.21%
,
02/06/30 ............. 252 250,049
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.21%
,
02/06/31 ............. 961 950,789
Churchill Downs, Inc., Facility 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.71%
,
03/17/28 ............. 40 39,639
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.63%
,
12/02/31 ............. 239 237,900
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.86%
,
03/04/32 ............. 482 480,012
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.25%
,
07/30/32 ........ USD 85 $ 84,598
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.21%
,
01/29/29 ............. 1,053 1,051,328
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.75% , 12/02/30 ........... 771 766,339
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00% , 06/04/32 ........... 245 243,677
Four Seasons Hotels Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.71%
,
09/22/32 ............. 692 691,537
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.75%
,
11/01/29 ........ 204 202,532
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.21%
,
05/27/32 ............ 220 221,274
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.74%
,
11/08/30 .... 507 508,006
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.46%
,
12/15/27 ................... 382 381,963
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.29%
,
04/16/29 ........ 337 337,458
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.24%
,
08/01/30 ............. 114 107,076
Packers Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.09%
,
03/02/28 ............. 125 40,537
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.46%
,
05/03/29 ............. 244 244,141
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.93%
,
04/04/29 ............ 179 176,260
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.96%
,
12/04/31 ... 72 72,062
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.96%
,
05/01/31 ........ 98 96,871
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96%
,
03/14/31 ............. 615 614,824
Turquoise Topco Ltd., 1st Lien Term Loan B ,
08/13/32
(p)
....................... 191 188,135
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.75%
,
07/01/32 ............. 290 289,675
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.46%
,
08/03/28 ................... 194 194,562
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.71%
,
05/24/30 ............ 239 239,633
9,708,977

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
(a)
Madison Safety & Flow LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.47%
,
09/26/31 ............. USD 130 $ 130,459
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.31%
,
10/24/31 ........ 101 101,049
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.66%
,
12/19/29 ............. 42 41,498
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.28%
,
10/06/28 ............. 136 107,135
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.74%
,
10/01/32 ........ 381 379,731
759,872
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.16%
,
07/19/30 ........ 314 314,596
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.71%
,
01/31/31 ............. 139 139,349
Exgen Renewables IV LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.25%), 6.45%
,
12/15/27 ............. 240 239,415
Talen Energy Supply LLC, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.73% , 12/11/31 ............ 198 197,600
10/12/32
(p)
....................... 195 194,838
1,085,798
Industrial Conglomerates — 0.2%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.31%
,
09/13/32 ............. 82 82,376
EMRLD Borrower LP, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.12%
,
08/04/31 ................... 563 560,179
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.45%
,
05/31/30 ............. 772 769,545
INNIO Group Holding GmbH, Facility 1st Lien
Term Loan B2 , 11/02/28
(p)
............. 201 201,000
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.66%
,
12/02/31 ... 178 178,498
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.49%
,
09/13/32 ............. 218 218,734
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.04%
,
08/13/32 ............. 253 252,368
2,262,700
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.67%
,
09/19/31 ............ 1,719 1,717,178
AmWINS Group, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.25%
,
01/30/32 ................... 807 807,742
Security
Par (000)
Par (000) Value
Insurance (continued)
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.71%
,
12/29/31 ............ USD 538 $ 538,577
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.55%
,
05/26/31
(g)
.................. 232 231,814
CRC Insurance Group LLC, 1st Lien Term Loan
B , 05/06/31
(p)
..................... 890 888,206
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.12%
,
06/20/30 ............. 1,073 1,076,446
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
6.59%
,
03/15/30 ................... 233 232,684
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.96% - 7.16%
,
07/02/31 ........ 60 59,823
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96%
,
09/15/31 ............. 544 544,622
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.25%
,
09/27/30 ................... 617 616,931
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.25%
,
11/21/29 ................... 530 530,892
7,244,915
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.71%
,
01/31/31
(a)
............ 200 195,900
IT Services — 0.6%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.33%
,
08/21/28 ................... 320 321,134
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.41%
,
09/19/30 ................... 80 79,288
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.21%
,
09/19/30 ................... 579 576,445
Asurion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.33%
,
07/30/27 ................... 233 232,649
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.33%
,
01/31/28 ................... 120 117,394
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.33%
,
01/19/29 ................... 107 101,858
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
07/06/29 ................... 712 584,202
Clearwater Analytics LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.46%
,
04/21/32 ............. 318 318,200
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , 06/12/31
(p)
............... 378 376,414
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.46%
,
05/30/31 ............. 765 766,132

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.11%
,
06/27/31
(g)
............ USD 141 $ 141,261
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , 05/30/31
(p)
................. 321 319,950
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.71%
,
11/09/29 ........ 154 153,660
Iron Mountain, Inc., 1st Lien Term Loan ,
01/31/31
(p)
....................... 80 79,983
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.21%
,
06/17/31 ............. 534 534,754
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.21%
,
06/07/32 ............. 87 84,651
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.09%
,
07/01/31 ................... 129 125,430
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.25%
,
10/28/30 ........ 309 309,111
Project Boost Purchaser LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.67%
,
07/16/31 ............ 544 542,702
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.46%
,
07/31/31 ... 995 994,252
Shift4 Payments LLC, 1st Lien Term Loan ,
06/30/32
(p)
....................... 146 146,791
X Corp., 1st Lien Term Loan B1 , (6-mo. CME
Term SOFR at 0.50% Floor + 6.50%),
10.45%
,
10/26/29 .................. 707 688,242
x.AI Corp., 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.00% Floor + 7.25%),
11.12%
,
06/28/30 .................. 250 243,665
7,838,168
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.58%
,
05/30/28
(a)
............ 54 53,970
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00%
,
07/03/28 ............. 64 63,843
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00%
,
07/03/28 ............. 16 16,024
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.00%
,
09/27/30 ................... 210 210,772
290,639
Machinery — 0.6%
(a)
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.21%
,
05/21/31 ............. 458 459,823
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.13%
,
07/31/28 ............. 560 560,917
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.48%
,
03/15/30 ................... 78 78,700
Security
Par (000)
Par (000) Value
Machinery (continued)
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.50%
,
05/15/28
(g)
............ USD 92 $ 92,262
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.71%
,
10/23/28 ............. 769 771,308
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.88%
,
06/12/31 ............ 201 201,841
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.25%
,
01/16/32 ............. 527 527,954
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.67%
,
02/15/29 ........ 712 713,931
Indicor LLC, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.75%
,
11/22/29 ................... 189 188,961
INNIO North America Holding, Inc., Facility
1st Lien Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%), 6.13% -
6.18%
,
11/02/28 ................... 25 24,979
Madison IAQ LLC, 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.70% , 06/21/28 ........... 769 769,655
(6-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.45% , 05/06/32 ........... 385 386,190
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.08%
,
10/04/28 ................... 132 132,853
SPX FLOW, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.71%
,
04/05/29 ................... 667 670,822
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.20%
,
04/30/30 ............. 980 985,074
Vertiv Group Corp., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.88%
,
08/12/32 ............. 976 977,318
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.37%
,
12/18/28
(d) (e)
................. 134 22,922
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.38%
,
01/27/31 ............. 528 528,715
8,094,225
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.86%
,
05/30/31 ............. 373 371,473
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.99%
,
12/09/30 ... 121 120,425
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.24%
,
12/15/31 ... 162 161,423
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.08%
,
08/23/28 ........ 66 65,565
CSC Holdings LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.53%
,
01/18/28 ................... 162 160,569

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC, 1st Lien Term Loan B5 ,
04/15/27
(p)
....................... USD 759 $ 714,549
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.10%
,
08/02/27 ............. 14 13,785
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.96%
,
08/30/30 ............. 85 84,538
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.54%
,
02/21/31
(g)
.................. 160 160,342
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.38%
,
05/23/29 ............. 1 899
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.66%
,
06/30/28 ............ 163 163,562
NEP Group, Inc., 1st Lien Term Loan , 10/17/31
(p)
176 168,740
Outfront Media Capital LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.02%
,
09/24/32 ............. 180 179,831
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.24%
,
11/13/31 ........ 481 481,710
Telenet Financing USD LLC, Facility 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.15%
,
05/01/28 ........ 80 79,586
Ziggo Financing Partnership, 1st Lien Term Loan
I , (6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.71%
,
04/28/28 ............. 34 33,665
2,960,662
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.67%
,
03/03/32
(a)
........... 859 858,141
Oil, Gas & Consumable Fuels — 0.1%
(a)
Blackfin Pipeline LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.00%
,
10/01/32 ................... 115 114,856
Buckeye Partners LP, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.72%
,
11/22/32 .............. 139 138,770
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.12%
,
12/21/28 ........ 512 512,565
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 5.94%
,
10/04/30 ............ 28 28,398
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.03%
,
02/06/30 ................... 200 200,121
Meade Pipeline Co LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.00%
,
09/22/32 ............. 66 66,000
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.88%
,
04/07/32 ................... 79 79,560
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.23%
,
10/05/28 ... 367 367,949
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.31%
,
06/16/32 ........ USD 64 $ 64,010
1,572,229
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.13% , 04/20/28 ........... 161 160,722
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.13% , 05/28/32 ........... 163 163,670
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
5.96%
,
03/21/31 ................... 376 376,245
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.69% , 01/29/27 ........... 202 201,831
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.50% , 02/15/28 ........... 211 210,207
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.26% , 06/04/29 ........... 322 320,703
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.75%
,
08/13/29 ............. 269 255,264
Stonepeak Nile Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.16%
,
04/09/32 ............. 129 128,812
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.20%
,
02/24/31 ............. 321 321,682
2,139,136
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.46%
,
08/02/32 ............ 532 535,766
Boots Group Bidco Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.70%
,
08/30/32 ............. 353 354,324
Elanco Animal Health, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.73%
,
10/29/32 ............. 119 119,174
Endo Finance Holdings, Inc., 1st Lien Term Loan ,
04/23/31
(p)
....................... 130 128,755
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.21%
,
05/05/28 ............. 491 492,242
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.24%
,
05/19/31 ................... 130 117,162
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.96%
,
04/20/29 ............. 215 215,167
1,962,590
Professional Services — 0.3%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.96%
,
08/12/32 ................... 599 596,559
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.21%
,
09/29/31 ............. 252 251,622
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.58%
,
06/02/28 ................... 477 476,341

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , 04/28/28
(p)
.......... USD 567 $ 566,818
Dayforce, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.84%
,
03/01/31
(g)
.................. 540 539,855
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.68%),
7.68%
,
06/22/29 ................... 110 110,777
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.31%
,
07/31/30 ............. 111 100,270
Skopima Consilio Parent LLC, 1st Lien Term
Loan , 05/12/28
(p)
................... 215 184,533
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.71%
,
06/24/31 ................... 385 384,034
TransUnion LLC, 1st Lien Term Loan B9 ,
06/24/31
(p)
....................... 489 488,399
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.71%
,
09/28/29 ... 288 283,417
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.41%
,
11/26/31 .............. 615 609,295
4,591,920
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 6.71%
,
01/31/30
(a)
.. 47 47,539
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 1.75% Floor + 0.00%;
3-mo. CME Term SOFR at 1.75% Floor +
0.00% at 0.00% Floor + 0.00%), 5.71% -
5.75%
,
07/06/29 ................... 185 185,258
MKS, Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
5.99%
,
08/17/29 ................... 540 540,312
Qnity Electronics, Inc., 1st Lien Term Loan B ,
08/12/32
(p)
....................... 614 613,619
1,339,189
Software — 1.2%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.25%
,
02/24/31 ............. 711 711,848
Avalara, Inc., 1st Lien Term Loan , 03/26/32
(p)
.. 243 243,326
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.34%
,
08/15/29 ............. 297 246,216
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(p)
....................... 812 805,985
Capstone Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.75%
,
06/17/30 ............. 282 280,894
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.96%
,
01/23/32 ............ 990 990,054
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.25% , 03/21/31 ........... 1,073 1,072,327
Security
Par (000)
Par (000) Value
Software (continued)
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.25% , 08/16/32 ........... USD 726 $ 725,921
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.83%
,
12/09/31 ............. 640 639,419
Dawn Bidco LLC, 1st Lien Term Loan , 10/07/32
(p)
730 727,263
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.41%
,
06/26/31 ............. 127 125,727
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.71%
,
10/09/29 ............. 789 789,627
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.71%
,
11/15/32 .............. 94 94,911
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.71% , 09/12/29 ........... 795 794,103
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.71% , 04/16/32 ........... 121 120,433
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.66%
,
01/30/32 ............ 1,305 1,288,295
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.21%
,
10/27/28 ................... 307 308,244
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.21%
,
03/22/32 ................... 798 797,637
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.96%
,
03/01/29 ................... 422 399,441
MH Sub I LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.25% , 05/03/28 ........... 160 144,913
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.21% , 12/31/31 ........... 110 88,030
Ping Identity Holding Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.43% - 6.59%
,
11/15/32
(g)
....... 136 136,000
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.50%
,
12/17/27 ............. 81 79,130
Project Sky Merger Sub, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.01%
,
10/09/28 ............ 140 134,027
Proofpoint, Inc., 1st Lien Term Loan
08/31/28
(p)
....................... 86 86,311
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.96% , 08/31/28 ........... 766 768,542
QXO Building Products, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.16%
,
04/30/32 ............. 111 111,519
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.26%
,
04/24/28 ................... 417 415,801
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.58% , 12/17/27 ........... 37 34,798
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.06% , 11/15/29 ........... 139 128,249
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.58% , 12/17/27 ........... 12 11,391

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.06% , 06/30/28 ........... USD 5 $ 4,759
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.06% , 11/15/29
(g)
.......... 51 47,119
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
05/09/31 ............. 970 971,853
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.34%
,
02/10/31 ................... 1,071 1,070,017
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.09%
,
04/14/31 ................... 740 732,482
16,126,612
Specialty Retail — 0.1%
(a)
Lavender Dutch Borrower Co. BV, 1st Lien Term
Loan B , 09/27/32
(p)
.................. 214 214,000
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 2.50%
Floor + 0.00%; 3-mo. CME Term SOFR
at 2.50% Floor + 0.00% at 0.00% Floor +
0.00%), 6.46% - 6.70%
,
04/23/31 ........ 230 229,039
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 3.00%), 7.20%
,
05/04/28 ... 786 787,059
Peer Holding III BV, Facility 1st Lien Term Loan
B8 , 09/29/32
(p)
..................... 88 88,000
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.58% , 10/20/28 ........... 75 72,310
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.31% , 10/20/28 ........... 54 53,162
Spectris, 1st Lien Term Loan , 09/24/32
(g) (p)
.... 60 60,075
1,503,645
Technology Hardware, Storage & Peripherals — 0.1%
Finastra USA, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.04%
,
09/15/32
(a)
.................. 967 954,738
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.99%
,
07/27/28 ................... 366 365,635
Core & Main LP, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.99%
,
02/10/31 ................... 477 476,115
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.00%
,
06/17/31 ................... 85 84,206
Herc Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.11%
,
06/02/32 ................... 71 71,236
TMK Hawk Parent Corp., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 1.00% Floor
+ 2.00%), 5.96% ( 5.96 % Cash or 3.25%
PIK), 06/29/29
(j)
.................... 149 54,392
1,051,584
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.46%
,
09/23/31 ................... 785 786,439
Brown Group Holding LLC, 1st Lien Term Loan ,
07/01/31
(p)
....................... 320 320,781
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.75% Floor
+ 0.50%; 3-mo. CME Term SOFR at 2.75%
Floor + 0.50% at 0.50% Floor + 0.03%),
6.59% - 6.95%
,
07/01/31 ............. USD 236 $ 236,454
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.31%
,
12/15/26
(g)
................. 103 101,765
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.00%
,
03/18/30 ................... 320 313,120
1,758,559
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 9.49%
,
08/09/32 ............ 160 157,040
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 7.71%
,
05/01/28 ............ 116 113,427
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.72%
,
01/27/31 ............. 403 403,926
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.96%
,
10/06/32
(g)
............ 320 316,000
990,393
Total Floating Rate Loan Interests — 10 .6%
(Cost: $ 147,725,652 ) .............................. 146,441,331
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile , 6.44% ,
01/26/36
(c)
....................... 217 236,177
Empresa Nacional del Petroleo , 5.95% ,
07/30/34
(b)
....................... 200 210,420
446,597
Colombia — 0.0%
Ecopetrol SA , 8.88% , 01/13/33 ............ 270 292,694
Denmark — 0.0%
Orsted A/S (5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024
(a) (c)
.......... EUR 100 117,907
France — 0.1%
Electricite de France SA
(a)(c)(k)
(5-Year EUR Swap Annual + 3.97%), 3.38% . 200 221,170
(5-Year EURIBOR ICE Swap Rate + 2.07%),
4.38% ........................ 300 342,980
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 200 242,070
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38% ........... GBP 200 268,517
1,074,737
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt. , 6.00% , 05/16/29 EUR 264 328,035
MVM Energetika Zrt. , 7.50% , 06/09/28 ...... USD 200 211,938
539,973
Mexico — 0.1%
Petroleos Mexicanos
8.75% , 06/02/29 ................... 325 351,219

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
5.95% , 01/28/31 ................... USD 298 $ 291,653
642,872
Morocco — 0.0%
OCP SA
5.13% , 06/23/51
(c)
.................. 217 182,573
7.50% , 05/02/54
(b)
.................. 232 258,692
441,265
Peru — 0.0%
(b)
Corp. Financiera de Desarrollo SA , 5.50% ,
05/06/30 ........................ 200 205,260
Petroleos del Peru SA , 4.75% , 06/19/32 ..... 200 170,500
375,760
Total Foreign Agency Obligations — 0 .3%
(Cost: $ 3,705,577 ) ............................... 3,931,805
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The) , 0.75% , 07/09/30
(l)
... 200 163,700
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(b)
...... 200 208,100
Bahrain — 0.0%
Kingdom of Bahrain , 5.45% , 09/16/32
(c)
...... 200 195,600
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(b)
303 316,635
Benin — 0.0%
Benin Government Bond , 7.96% , 02/13/38
(b)
... 400 416,000
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(c)
. 186 186,024
Cameroon — 0.0%
Republic of Cameroon , 9.50% , 07/31/31
(c)
.... 300 284,625
Chile — 0.0%
Republic of Chile
3.75% , 01/14/32 ................... EUR 140 165,184
4.34% , 03/07/42 ................... USD 268 240,530
405,714
China — 0.0%
People's Republic of China , 1.92% , 07/15/45 .. CNY 1,700 230,530
Colombia — 0.1%
Republic of Colombia
11.00% , 08/22/29 .................. COP 649,400 167,997
13.25% , 02/09/33 .................. 343,500 95,379
8.00% , 04/20/33 ................... USD 256 281,408
7.75% , 11/07/36 ................... 295 314,470
859,254
Costa Rica — 0.0%
Republic of Costa Rica , 6.55% , 04/03/34
(c)
.... 230 247,480
Dominican Republic — 0.1%
Dominican Republic Government Bond
(b)
4.50% , 01/30/30 ................... 383 374,574
7.05% , 02/03/31 ................... 155 166,760
6.95% , 03/15/37 ................... 150 160,404
701,738
Ecuador — 0.0%
Republic of Ecuador , 6.90% , 07/31/30
(b) (l)
..... 175 159,142
Security
Par (000)
Par (000) Value
Egypt — 0.1%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
.................. EUR 160 $ 179,317
7.63% , 05/29/32
(c)
.................. USD 428 434,848
9.45% , 02/04/33
(b)
.................. 200 218,192
7.50% , 02/16/61
(b)
.................. 200 163,312
995,669
Gabon — 0.0%
Gabon Government Bond , 9.50% , 02/18/29
(c)
.. 325 292,399
Guatemala — 0.1%
Republic of Guatemala
(b)
7.05% , 10/04/32 ................... 300 330,063
6.60% , 06/13/36 ................... 225 242,550
572,613
Hungary — 0.1%
Hungary Government Bond
(b)
5.25% , 06/16/29 ................... 355 361,513
5.50% , 03/26/36 ................... 200 201,563
563,076
Indonesia — 0.0%
Republic of Indonesia , 3.88% , 01/15/33 ...... EUR 143 167,662
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
5.88% , 10/17/31
(c)
.................. 291 336,847
8.08% , 04/01/36
(b)
.................. USD 200 210,050
546,897
Jordan — 0.0%
Hashemite Kingdom of Jordan , 7.50% ,
01/13/29
(b)
....................... 200 211,250
Kenya — 0.0%
Republic of Kenya
(b)
9.75% , 02/16/31 ................... 200 214,562
8.80% , 10/09/38 ................... 200 195,000
409,562
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(b)
....................... 200 201,000
Latvia — 0.0%
Latvia Government Bond , 5.13% , 07/30/34
(b)
.. 302 312,193
Mexico — 0.2%
Eagle Funding Luxco SARL , 5.50% , 08/17/30
(b)
. 465 472,026
Mex Bonos Desarr Fix Rt
8.50% , 02/28/30 ................... MXN 52 283,567
5.38% , 03/22/33 ................... USD 245 245,245
8.00% , 02/21/36 ................... MXN 61 309,170
6.63% , 01/29/38 ................... USD 200 211,300
5.13% , 03/19/38 ................... EUR 119 139,618
8.50% , 11/18/38 ................... MXN 38 194,512
1,855,438
Montenegro — 0.0%
Republic of Montenegro , 2.88% , 12/16/27
(c)
... EUR 191 217,060
Morocco — 0.1%
Kingdom of Morocco
2.38% , 12/15/27
(c)
.................. USD 256 245,280
4.75% , 04/02/35
(b)
.................. EUR 279 332,202
577,482
Nigeria — 0.0%
Federal Republic of Nigeria
10.38% , 12/09/34
(b)
................. USD 200 224,550

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nigeria (continued)
7.63% , 11/28/47
(c)
.................. USD 200 $ 177,500
402,050
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% , 03/13/27
(c)
EUR 182 218,371
Oman — 0.0%
Oman Government Bond , 6.75% , 01/17/48
(c)
.. USD 260 291,281
Panama — 0.1%
Republic of Panama
7.50% , 03/01/31 ................... 200 222,100
6.40% , 02/14/35 ................... 232 244,412
4.50% , 04/01/56 ................... 329 251,136
717,648
Paraguay — 0.0%
Republic of Paraguay , 2.74% , 01/29/33
(c)
..... 398 352,433
Peru — 0.0%
Bonos de la Tesoreria , 7.60% , 08/12/39
(b) (c)
.... PEN 372 120,459
Republic of Peru , 1.86% , 12/01/32 ......... USD 203 168,389
288,848
Poland — 0.0%
Republic of Poland
4.88% , 10/04/33 ................... 75 76,177
5.50% , 04/04/53 ................... 235 230,674
306,851
Republic of Turkiye — 0.0%
Republic of Turkiye (The) , 7.13% , 02/12/32 ... 296 307,544
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(b)
.................. 72 72,900
2.12% , 07/16/31
(c)
.................. EUR 351 353,377
6.25% , 09/10/34
(b)
.................. 284 341,884
6.75% , 07/11/39
(b)
.................. 127 152,044
6.50% , 10/07/45
(b)
.................. 177 202,183
1,122,388
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(c)
.................. USD 315 318,742
5.00% , 01/18/53
(b)
.................. 200 183,147
501,889
Serbia — 0.1%
Republic of Serbia
6.50% , 09/26/33
(c)
.................. 200 217,636
6.00% , 06/12/34
(b)
.................. 200 210,000
427,636
South Africa — 0.1%
Republic of South Africa
7.10% , 11/19/36
(b)
.................. 200 214,950
8.50% , 01/31/37 ................... ZAR 11,158 606,000
5.00% , 10/12/46 ................... USD 279 218,115
5.75% , 09/30/49 ................... 252 212,562
7.95% , 11/19/54
(b)
.................. 222 236,659
1,488,286
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.40% , 06/26/34
(b)
217 214,396
Ukraine — 0.0%
Ukraine Government Bond
(b)(l)
4.50% , 02/01/29 ................... 52 35,814
0.00% , 02/01/30 ................... 5 2,507
0.00% , 02/01/34 ................... 18 7,397
Security
Par (000)
Par (000) Value
Ukraine (continued)
4.50% , 02/01/34 ................... USD 35 $ 19,526
0.00% , 02/01/35 ................... 15 7,632
0.00% , 02/01/36 ................... 13 6,348
79,224
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90% ,
09/09/50
(c)
....................... 207 158,260
Uruguay — 0.0%
Oriental Republic of Uruguay
8.00% , 10/29/35 ................... UYU 3,075 77,457
5.25% , 09/10/60 ................... USD 249 238,666
316,123
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 ................... EUR 165 195,564
7.85% , 10/12/28 ................... USD 200 215,210
410,774
Total Foreign Government Obligations — 1 .4%
(Cost: $ 18,021,197 ) ............................... 18,900,845
Shares
Shares
Investment Companies
(q)
BlackRock Floating Rate Income Portfolio, Class
K Shares ........................ 70,023 670,119
iShares Broad USD High Yield Corporate Bond
ETF
(f)
........................... 986,069 37,056,473
iShares Core Dividend Growth ETF
(r)
........ 254,411 17,322,845
iShares Core MSCI Emerging Markets ETF ... 400,433 27,337,561
iShares International Dividend Growth ETF ... 77,467 6,166,373
Total Investment Companies — 6 .4%
(Cost: $ 82,854,353 ) ............................... 88,553,371
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
(a)
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 5.84%, 11/25/46 .......... 53 45,019
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.49%, 07/25/46 ................. 117 107,489
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.39%, 04/25/47 ................. 141 132,265
Banc of America Mortgage Trust, Series 2007-4,
Class 1A1, 6.25%, 12/28/37 ........... 22 16,210
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (l)
...... 1,258 1,251,208
1,552,191
Commercial Mortgage-Backed Securities — 2.9%
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 5.72%, 07/15/41
(a) (b)
. 80 80,150
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.48%,
10/15/34
(a) (b)
...................... 820 820,512

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.31%, 04/15/35
(a) (b)
...... USD 540 $ 532,912
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.97%, 12/10/41 1,610 1,665,269
Series 2024-MAR, Class C, 7.52%, 12/10/41 470 489,856
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.38%,
08/15/39 ...................... 1,304 1,306,464
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.88%,
02/15/42 ...................... 988 989,235
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a) (b)
........... 100 85,952
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 5.92%, 07/15/41
(a) (b)
........... 170 170,584
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
7.85%, 10/15/35
(a) (b)
................. 946 11,816
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.40%,
06/15/41
(a) (b)
...................... 290 290,181
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 5.95%, 08/15/41
(a) (b)
. 350 351,094
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.20%,
09/15/38 ...................... 200 199,906
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 7.75%,
09/15/38 ...................... 325 321,361
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo. CME Term
SOFR at 0.91% Floor + 1.02%), 5.06%,
02/15/33 ...................... 973 969,711
Series 2021-NWM, Class B, (1-mo. CME Term
SOFR at 2.15% Floor + 2.26%), 6.30%,
02/15/33 ...................... 571 569,212
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
8.40%, 02/15/33 ................. 460 459,379
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 6.39%,
10/15/38 ...................... 714 713,107
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.79%,
12/09/40 ...................... 186 186,337
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.53%,
10/15/41 ...................... 556 557,020
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.72%,
08/15/39 ...................... 1,114 1,115,465
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.91%, 10/15/41 ................. 740 741,850
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.32%, 12/15/39 ................. 409 409,865
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.47%,
02/15/39 ...................... 257 256,942
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.57%, 06/15/37 ................. USD 69 $ 69,274
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.42%, 11/15/41 . CAD 278 198,815
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.47%,
02/15/39 ...................... USD 548 548,215
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.42%,
03/15/41 ...................... 287 286,915
BX Trust
(a)(b)
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
4.95%, 02/15/36 ................. 120 119,929
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.15%, 02/15/36 ................. 133 133,322
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.15%, 02/15/36 ................. 395 395,417
Series 2021-VIEW, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 7.75%,
06/15/36 ...................... 366 365,802
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 5.03%,
01/15/39 ...................... 410 409,491
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
6.72%, 05/15/38 ................. 1,500 1,500,938
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.52%,
06/15/41 ...................... 520 519,999
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(a) (b)
...................... 281 226,786
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 450 435,843
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME Term
SOFR at 2.59% Floor + 2.59%), 6.62%,
08/15/36 ...................... 180 179,888
Series 2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.47%,
08/15/36 ...................... 600 599,626
Commercial Mortgage Trust, Series 2024-WCL1,
Class A, (1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 5.87%, 06/15/41
(a) (b)
...... 270 268,988
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.67%, 08/15/41
(a) (b)
................. 400 399,500
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.92%,
08/15/34
(a) (b)
...................... 1,233 1,233,000
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.77%, 04/15/37
(a) (b)
........... 320 319,600
ELP Commercial Mortgage Trust, Series 2021-
ELP, Class G, (1-mo. CME Term SOFR at
3.12% Floor + 3.23%), 7.26%, 11/15/38
(a) (b)
. 263 261,940
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... 580 593,297
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.48%,
12/15/39
(a) (b)
...................... 1,150 1,151,425

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
5.84%, 08/15/39
(a) (b)
................. USD 180 $ 180,506
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 5.72%, 05/15/41 .. 650 651,219
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.57%, 03/15/39 ................. 340 340,637
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.12%,
03/15/28 ...................... 520 521,625
Series 2023-SHIP, Class E, 7.43%, 09/10/38 1,400 1,404,264
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
5.87%, 10/15/41
(a) (b)
................. 148 148,250
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.57%, 05/15/37
(a) (b)
. 100 100,063
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.30%, 10/15/36
(a) (b)
........... 280 277,200
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 680 706,195
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a) (b)
...... 880 911,055
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38 1,000 981,081
Series 2022-OPO, Class D, 3.45%, 01/05/39 250 201,667
Series 2024-OMNI, Class A, 5.80%, 10/05/39 290 295,078
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.65%, 06/15/39
(a) (b)
. 605 605,756
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.57%, 12/15/39
(a) (b)
. 1,185 1,183,767
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
5.62%, 06/15/39
(a) (b)
................. 930 930,578
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.42%, 08/17/42
(a) (b)
...... 940 939,324
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 8.10%, 07/15/38
(a) (b)
. 138 137,034
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.86%, 07/15/51 . 160 149,202
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
238 179,570
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.02%, 08/15/29
(a) (b)
................. 309 310,339
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.52%, 12/15/39
(a) (b)
................. 910 910,853
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.92%, 06/15/39
(a) (b)
................. 300 300,281
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.50%, 07/15/38
(a) (b)
. 100 17,848
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.77%, 04/15/41
(a) (b)
........... 190 189,882
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.98%, 10/15/41
(a) (b)
................. USD 400 $ 400,250
SREIT Trust, Series 2021-MFP2, Class A, (1-mo.
CME Term SOFR at 0.82% Floor + 0.94%),
4.97%, 11/15/36
(a) (b)
................. 290 289,641
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.28%, 12/15/39
(a) (b)
. 1,150 1,150,000
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 260 263,153
Wells Fargo Commercial Mortgage Trust, Series
2016-NXS5, Class B, 4.91%, 01/15/59
(a)
... 250 243,727
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 6.82%,
11/15/27
(a) (b)
...................... 1,113 1,121,345
39,553,580
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.06%,
10/15/48
(a) (b)
...................... 4,650 45,204
Total Non-Agency Mortgage-Backed Securities — 3 .0%
(Cost: $ 41,731,871 ) ............................... 41,150,975
Preferred Securities
Capital Trusts — 0.0%
Banks — 0.0%
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(a) (k)
. 29 29,756
Electric Utilities — 0.0%
(a)(k)
Edison International , Series A , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38% ............. 110 108,909
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
.................. 120 131,699
240,608
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (k)
....................... 192 193,903
Total Capital Trusts — 0.0%
(Cost: $ 458,614 ) ................................. 464,267
Shares
Shares
Preferred Stocks — 0.1%
Chemicals — 0.0%
FUCHS SE (Preference) ................ 2,245 100,496
Household Products — 0.1%
Henkel AG & Co. KGaA (Preference) ........ 3,919 317,490
IT Services — 0.0%
(e)(g)
Veritas Newco ....................... 244 5,722
Veritas Newco, Series G-1 ............... 168 3,953
9,675

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 0.0%
Jungheinrich AG (Preference) ............ 6,216 $ 222,149
Sirva-Bgrs Holdings, Inc. , 15.25% .......... 17 3,017
225,166
Total Preferred Stocks — 0 .1%
(Cost: $ 686,924 ) ................................. 652,827
Total Preferred Securities — 0 .1%
(Cost: $ 1,145,538 ) ............................... 1,117,094
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.66% , 04/25/28
(a) (b)
................. USD 334 311,599
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $ 329,294 ) ................................. 311,599
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (g)
501 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 93.5%
(Cost: $ 1,263,942,353 ) ............................ 1,288,520,342
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury Bills 0.00% ,
04/01/26
(s)
....................... BRL 5 $ 878,919
Total Foreign Government Obligations — 0 .1%
(Cost: $ 879,475 ) ................................. 878,919
Shares
Shares
Money Market Funds — 19.7%
(q)(t)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(u)
................... 24,295,498 24,307,645
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.94% ..................... 246,841,138 246,841,138
Total Money Market Funds — 19 .7%
(Cost: $ 271,148,783 ) .............................. 271,148,783
Total Short-Term Securities — 19.8%
(Cost: $ 272,028,258 ) .............................. 272,027,702
Total Investments — 113 .3%
(Cost: $ 1,535,970,611 ) ............................ 1,560,548,044
Liabilities in Excess of Other Assets — (13.3) % ............ (182,700,592)
Net Assets — 100.0% ...............................
$ 1,377,847,452
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $82,530, representing less than 0.05% of its net assets as of period end, and an original cost of $4,591.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Affiliate of the Fund.
(r)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(s)
Rates are discount rates or a range of discount rates as of period end.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 26,777,943 $ — $ (2,469,380)
(a)
$ (918) $ — $ 24,307,645 24,295,498 $ 2,726
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 106,248,961 140,592,177
(a)
— — — 246,841,138 246,841,138 1,104,117 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. 662,179 11,389 — — (3,449) 670,119 70,023 11,390 —
iShares Broad USD High Yield
Corporate Bond ETF .... 66,100,584 — (29,116,070) 970,733 (898,774) 37,056,473 986,069 796,362 —
iShares Core Dividend Growth
ETF ................ 79,521,227 6,348,340 (71,376,022) 1,608,976 1,220,324 17,322,845 254,411 61,364 —
iShares Core MSCI Emerging
Markets ETF .......... — 26,917,138 — — 420,423 27,337,561 400,433 — —
iShares International Dividend
Growth ETF .......... 5,885,168 — — — 281,205 6,166,373 77,467 33,525 —
$ 2,578,791 $ 1,019,729 $ 359,702,154 $ 2,009,484 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 587 12/08/25 $ 87,546 $ 840,145
JPY Currency ............................................................ 551 12/15/25 44,882 (2,187,334)
S&P 500 E-Mini Index ....................................................... 354 12/19/25 121,670 1,945,488
U.S. Treasury Ultra Bond ..................................................... 183 12/19/25 22,217 804,193
U.S. Treasury 5-Year Note .................................................... 210 12/31/25 22,944 4,208
1,406,700
Short Contracts
U.S. Treasury 10-Year Note ................................................... 1,260 12/19/25 142,045 311,002
U.S. Treasury 10-Year Ultra Note ............................................... 2 12/19/25 231 (4,222)
306,780
$ 1,713,480
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
SEK 50,000 USD 5,260 Morgan Stanley & Co. International plc 11/13/25 $ 6
USD 374,548 CHF 300,000 BNP Paribas SA 11/13/25 1,331
USD 57,426,032 EUR 49,550,000 BNP Paribas SA 11/13/25 280,338
USD 7,883,297 GBP 5,910,000 Citibank NA 11/13/25 119,161
CLP 98,178,080 USD 104,000 JPMorgan Chase Bank NA 11/26/25 180
COP 405,628,080 USD 104,000 HSBC Bank plc 11/26/25 887
PEN 177,086 USD 52,000 JPMorgan Chase Bank NA 11/26/25 566
USD 193,045 CAD 266,000 Natwest Markets plc 12/17/25 2,956
USD 232,634 CNY 1,651,274 Morgan Stanley & Co. International plc 12/17/25 124
USD 121,818 EUR 103,000 Natwest Markets plc 12/17/25 2,799
USD 801,282 MXN 14,937,300 Royal Bank of Canada 12/17/25 957
USD 621,016 ZAR 10,769,974 Morgan Stanley & Co. International plc 12/17/25 1,691
AUD 128,000 USD 83,105 Natwest Markets plc 01/15/26 705
CAD 24,000 USD 17,165 Natwest Markets plc 01/15/26 12
HKD 55,000 USD 7,083 Natwest Markets plc 01/15/26 1
HKD 141,000 USD 18,163 Standard Chartered Bank 01/15/26 —
USD 20,814 CAD 29,000 Natwest Markets plc 01/15/26 59
USD 3,498 EUR 3,000 Natwest Markets plc 01/15/26 26
USD 334,145 EUR 286,000 Standard Chartered Bank 01/15/26 3,120
USD 81,348 GBP 61,000 Natwest Markets plc 01/15/26 1,211
USD 3,950 GBP 3,000 Standard Chartered Bank 01/15/26 9
USD 3,220 HKD 25,000 Natwest Markets plc 01/15/26 —
USD 28,641 JPY 4,291,000 Natwest Markets plc 01/15/26 590
USD 30,683 KRW 43,485,000 Standard Chartered Bank 01/15/26 156
USD 116,547 EUR 100,000 Morgan Stanley & Co. International plc 01/16/26 798
USD 3,628,599 EUR 3,104,667 UBS AG 01/16/26 34,985
452,668
EUR 100,000 USD 116,108 Morgan Stanley & Co. International plc 11/10/25 (799)
EUR 300,000 USD 350,801 Goldman Sachs International 11/13/25 (4,813)
GBP 50,000 USD 66,692 Bank of America NA 11/13/25 (1,006)
MXN 9,646,693 USD 519,000 JPMorgan Chase Bank NA 11/26/25 (972)
ZAR 10,789,941 USD 623,000 Bank of America NA 11/26/25 (1,612)
BRL 2,811,200 USD 519,000 HSBC Bank plc 12/02/25 (233)
USD 273,974 COP 1,064,225,179 JPMorgan Chase Bank NA 12/17/25 (442)
USD 120,848 PEN 412,090 JPMorgan Chase Bank NA 12/17/25 (1,397)
CAD 215,000 USD 154,203 Natwest Markets plc 01/15/26 (327)
CHF 86,000 USD 108,483 Natwest Markets plc 01/15/26 (687)

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 90,000 USD 105,040 Natwest Markets plc 01/15/26 $ (872)
JPY 4,213,000 USD 27,992 Natwest Markets plc 01/15/26 (451)
NZD 147,000 USD 84,559 Natwest Markets plc 01/15/26 (172)
SGD 11,000 USD 8,535 Standard Chartered Bank 01/15/26 (37)
USD 21,491 HKD 167,000 Standard Chartered Bank 01/15/26 (21)
EUR 130,992 USD 153,366 Barclays Bank plc 01/16/26 (1,744)
USD 895,923 BRL 5,000,000 Deutsche Bank AG 04/02/26 (1,833)
(17,418)
$ 435,250
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.17% At Termination N/A 01/03/28 BRL 1,425 $ 292 $ — $ 292
1-week
CNREPOFIX_
CFXS Quarterly 1.52% Quarterly 12/17/25
(a)
12/17/28 CNY 3,030 — — —
$ 292 $ — $ 292
(a)
Forward swap.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 NR EUR 100 $ 1,930 $ (956) $ 2,886
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 257 40,965 29,254 11,711
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 143 22,794 22,621 173
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 45 8,490 7,362 1,128
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 45 8,464 5,836 2,628
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 330 40,719 32,712 8,007
$ 123,362 $ 96,829 $ 26,533
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 1,000 $ 23,174 $ (3,005) $ 26,179
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 5,000 (7,260) (45,573) 38,313
$ 15,914 $ (48,578) $ 64,492
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .20
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .50
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 118,838,696 $ — $ 118,838,696
Common Stocks
Aerospace & Defense .................................... 1,187,949 3,648,853 — 4,836,802
Air Freight & Logistics .................................... 361,694 — — 361,694
Automobile Components .................................. 689,955 1,907,397 — 2,597,352
Automobiles .......................................... 253,146 2,437,381 — 2,690,527
Banks ............................................... 8,001,821 21,905,736 12 29,907,569
Beverages ........................................... 741,807 2,073,861 — 2,815,668
Broadline Retail ........................................ 1,426,111 — — 1,426,111
Building Products ....................................... 1,510,473 1,581,403 — 3,091,876
Capital Markets ........................................ 3,003,656 756,315 — 3,759,971

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Chemicals ............................................ $ 3,217,773 $ 1,893,514 $ — $ 5,111,287
Commercial Services & Supplies ............................. 510,931 2,315,316 54,947 2,881,194
Communications Equipment ................................ 490,787 1,142,952 — 1,633,739
Construction & Engineering ................................ 917,844 6,397,781 — 7,315,625
Construction Materials .................................... — 4,554,090 — 4,554,090
Consumer Finance ...................................... 366,862 — — 366,862
Consumer Staples Distribution & Retail ........................ 3,489,117 2,459,794 — 5,948,911
Containers & Packaging .................................. 491,898 — — 491,898
Diversified REITs ....................................... 686,344 669,569 — 1,355,913
Diversified Telecommunication Services ........................ 165,120 2,291,545 — 2,456,665
Electric Utilities ........................................ 8,954,378 1,938,027 — 10,892,405
Electrical Equipment ..................................... 2,556,648 2,118,065 — 4,674,713
Electronic Equipment, Instruments & Components ................. 548,731 1,969,613 — 2,518,344
Energy Equipment & Services .............................. 268,337 — — 268,337
Entertainment ......................................... 62,054 — — 62,054
Financial Services ...................................... 1,804,887 460,861 80,622 2,346,370
Food Products ......................................... 1,389,866 3,188,224 — 4,578,090
Gas Utilities ........................................... 364,905 259,677 — 624,582
Ground Transportation ................................... 1,883,048 227,933 — 2,110,981
Health Care Equipment & Supplies ........................... 8,942,447 1,379,808 — 10,322,255
Health Care Providers & Services ............................ 12,446,874 262,100 — 12,708,974
Health Care REITs ...................................... 3,420,168 — — 3,420,168
Hotel & Resort REITs .................................... — 349,393 — 349,393
Hotels, Restaurants & Leisure .............................. 1,248,907 1,092,157 — 2,341,064
Household Durables ..................................... 136,271 519,217 — 655,488
Household Products ..................................... — 2,156,533 — 2,156,533
Independent Power and Renewable Electricity Producers ............ 80,807 — — 80,807
Industrial Conglomerates .................................. — 1,757,077 — 1,757,077
Industrial REITs ........................................ 3,065,960 3,048,505 — 6,114,465
Insurance ............................................ 2,545,832 6,125,375 — 8,671,207
Interactive Media & Services ............................... 2,565,798 — — 2,565,798
IT Services ........................................... 1,064,799 756,502 79,857 1,901,158
Leisure Products ....................................... 189,401 — — 189,401
Life Sciences Tools & Services .............................. 3,050,666 — — 3,050,666
Machinery ............................................ 3,489,753 7,696,096 — 11,185,849
Media ............................................... 956,017 322,978 82,530 1,361,525
Metals & Mining ........................................ 916,120 868,253 — 1,784,373
Multi-Utilities .......................................... 3,830,804 2,297,895 — 6,128,699
Office REITs .......................................... 2,050,897 238,262 — 2,289,159
Oil, Gas & Consumable Fuels ............................... 7,461,147 5,137,066 5 12,598,218
Passenger Airlines ...................................... — 543,035 — 543,035
Personal Care Products .................................. — 2,356,492 — 2,356,492
Pharmaceuticals ....................................... 3,601,284 19,396,499 — 22,997,783
Professional Services .................................... 1,559,443 586,410 — 2,145,853
Real Estate Management & Development ....................... — 3,545,261 — 3,545,261
Residential REITs ....................................... 2,752,223 445,263 — 3,197,486
Retail REITs .......................................... 3,702,277 466,081 — 4,168,358
Semiconductors & Semiconductor Equipment .................... 2,360,739 1,231,451 — 3,592,190
Software ............................................. 2,165,021 265,369 — 2,430,390
Specialized REITs ...................................... 8,000,547 1,162,230 — 9,162,777
Specialty Retail ........................................ 665,312 2,471,997 — 3,137,309
Technology Hardware, Storage & Peripherals .................... 1,994,730 2,362,864 — 4,357,594
Textiles, Apparel & Luxury Goods ............................ — 277,743 — 277,743
Tobacco ............................................. — 247,320 — 247,320
Trading Companies & Distributors ............................ 570,966 9,155,633 — 9,726,599
Transportation Infrastructure ............................... — 2,166,098 6,847 2,172,945
Water Utilities ......................................... 316,282 1,002,701 — 1,318,983
Wireless Telecommunication Services ......................... 619,294 105,532 — 724,826
Corporate Bonds
Aerospace & Defense .................................... — 3,669,237 — 3,669,237
Air Freight & Logistics .................................... — 159,441 — 159,441
Automobile Components .................................. — 4,288,479 — 4,288,479
Automobiles .......................................... — 2,291,267 — 2,291,267
Banks ............................................... — 4,197,624 — 4,197,624
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Biotechnology ......................................... $ — $ 551,013 $ — $ 551,013
Broadline Retail ........................................ — 1,201,449 — 1,201,449
Building Products ....................................... — 2,651,578 — 2,651,578
Capital Markets ........................................ — 2,621,560 — 2,621,560
Chemicals ............................................ — 7,296,281 — 7,296,281
Commercial Services & Supplies ............................. — 7,679,846 — 7,679,846
Communications Equipment ................................ — 208,349 — 208,349
Construction & Engineering ................................ — 1,428,171 — 1,428,171
Construction Materials .................................... — 208,040 — 208,040
Consumer Finance ...................................... — 1,882,490 — 1,882,490
Consumer Staples Distribution & Retail ........................ — 2,850,374 — 2,850,374
Containers & Packaging .................................. — 3,880,959 — 3,880,959
Distributors ........................................... — 188,179 — 188,179
Diversified Consumer Services .............................. — 1,196,450 — 1,196,450
Diversified REITs ....................................... — 591,025 — 591,025
Diversified Telecommunication Services ........................ — 9,579,550 — 9,579,550
Electric Utilities ........................................ — 3,694,054 — 3,694,054
Electrical Equipment ..................................... — 414,997 — 414,997
Electronic Equipment, Instruments & Components ................. — 584,803 — 584,803
Energy Equipment & Services .............................. — 2,565,836 — 2,565,836
Entertainment ......................................... — 894,704 — 894,704
Financial Services ...................................... — 7,340,070 — 7,340,070
Food Products ......................................... — 2,513,160 — 2,513,160
Gas Utilities ........................................... — 118,718 — 118,718
Ground Transportation ................................... — 4,454,060 — 4,454,060
Health Care Equipment & Supplies ........................... — 1,738,120 — 1,738,120
Health Care Providers & Services ............................ — 4,455,698 — 4,455,698
Health Care REITs ...................................... — 719,310 — 719,310
Health Care Technology .................................. — 142,790 — 142,790
Hotel & Resort REITs .................................... — 1,360,019 — 1,360,019
Hotels, Restaurants & Leisure .............................. — 9,581,352 — 9,581,352
Household Durables ..................................... — 1,120,634 — 1,120,634
Independent Power and Renewable Electricity Producers ............ — 852,933 — 852,933
Insurance ............................................ — 8,243,879 — 8,243,879
Interactive Media & Services ............................... — 284,938 — 284,938
IT Services ........................................... — 9,431,901 — 9,431,901
Machinery ............................................ — 1,844,126 — 1,844,126
Marine Transportation .................................... — 161,174 — 161,174
Media ............................................... — 8,829,058 — 8,829,058
Metals & Mining ........................................ — 4,690,517 — 4,690,517
Mortgage Real Estate Investment Trusts (REITs) .................. — 247,349 — 247,349
Multi-Utilities .......................................... — 136,346 — 136,346
Office REITs .......................................... — 469,336 — 469,336
Oil, Gas & Consumable Fuels ............................... — 12,587,017 — 12,587,017
Paper & Forest Products .................................. — 746,472 — 746,472
Passenger Airlines ...................................... — 1,211,357 — 1,211,357
Personal Care Products .................................. — 619,811 — 619,811
Pharmaceuticals ....................................... — 4,105,644 — 4,105,644
Professional Services .................................... — 831,317 — 831,317
Real Estate Management & Development ....................... — 4,796,710 — 4,796,710
Retail REITs .......................................... — 69,939 — 69,939
Semiconductors & Semiconductor Equipment .................... — 356,163 — 356,163
Software ............................................. — 7,539,179 — 7,539,179
Specialized REITs ...................................... — 596,920 — 596,920
Specialty Retail ........................................ — 3,728,433 — 3,728,433
Technology Hardware, Storage & Peripherals .................... — 73,768 — 73,768
Textiles, Apparel & Luxury Goods ............................ — 1,268,056 — 1,268,056
Trading Companies & Distributors ............................ — 1,790,559 — 1,790,559
Transportation Infrastructure ............................... — — 5,751 5,751
Wireless Telecommunication Services ......................... — 6,506,409 — 6,506,409
Equity-Linked Notes ...................................... — 406,956,893 — 406,956,893
Fixed Rate Loan Interests ................................... — 558,133 — 558,133
Floating Rate Loan Interests
Aerospace & Defense .................................... — 5,668,313 — 5,668,313
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Automobile Components .................................. $ — $ 2,871,625 $ — $ 2,871,625
Automobiles .......................................... — 136,453 346,882 483,335
Beverages ........................................... — 839,736 — 839,736
Biotechnology ......................................... — 583,439 — 583,439
Broadline Retail ........................................ — 563,356 — 563,356
Building Products ....................................... — 2,095,356 — 2,095,356
Capital Markets ........................................ — 5,891,009 418,773 6,309,782
Chemicals ............................................ — 5,194,762 308,667 5,503,429
Commercial Services & Supplies ............................. — 6,286,259 — 6,286,259
Communications Equipment ................................ — 286,571 — 286,571
Construction & Engineering ................................ — 1,065,523 — 1,065,523
Construction Materials .................................... — 2,611,592 — 2,611,592
Consumer Staples Distribution & Retail ........................ — 452,953 — 452,953
Containers & Packaging .................................. — 2,639,825 — 2,639,825
Distributors ........................................... — 94,757 — 94,757
Diversified Consumer Services .............................. — 1,531,373 — 1,531,373
Diversified REITs ....................................... — 274,323 — 274,323
Diversified Telecommunication Services ........................ — 3,011,621 188,603 3,200,224
Electric Utilities ........................................ — 1,197,910 — 1,197,910
Electronic Equipment, Instruments & Components ................. — 224,891 753,537 978,428
Energy Equipment & Services .............................. — 260,215 — 260,215
Entertainment ......................................... — 4,058,000 408,489 4,466,489
Financial Services ...................................... — 7,634,961 — 7,634,961
Food Products ......................................... — 2,912,728 — 2,912,728
Gas Utilities ........................................... — 139,728 — 139,728
Ground Transportation ................................... — 1,198,160 — 1,198,160
Health Care Equipment & Supplies ........................... — 949,662 — 949,662
Health Care Providers & Services ............................ — 5,586,675 65,313 5,651,988
Health Care Technology .................................. — 2,297,190 — 2,297,190
Hotels, Restaurants & Leisure .............................. — 9,708,977 — 9,708,977
Household Durables ..................................... — 759,872 — 759,872
Independent Power and Renewable Electricity Producers ............ — 1,085,798 — 1,085,798
Industrial Conglomerates .................................. — 2,262,700 — 2,262,700
Insurance ............................................ — 7,013,101 231,814 7,244,915
Interactive Media & Services ............................... — 195,900 — 195,900
IT Services ........................................... — 7,696,907 141,261 7,838,168
Leisure Products ....................................... — 53,970 — 53,970
Life Sciences Tools & Services .............................. — 290,639 — 290,639
Machinery ............................................ — 8,001,963 92,262 8,094,225
Media ............................................... — 2,800,320 160,342 2,960,662
Multi-Utilities .......................................... — 858,141 — 858,141
Oil, Gas & Consumable Fuels ............................... — 1,572,229 — 1,572,229
Passenger Airlines ...................................... — 2,139,136 — 2,139,136
Pharmaceuticals ....................................... — 1,962,590 — 1,962,590
Professional Services .................................... — 4,052,065 539,855 4,591,920
Real Estate Management & Development ....................... — 47,539 — 47,539
Semiconductors & Semiconductor Equipment .................... — 1,339,189 — 1,339,189
Software ............................................. — 15,943,493 183,119 16,126,612
Specialty Retail ........................................ — 1,443,570 60,075 1,503,645
Technology Hardware, Storage & Peripherals .................... — 954,738 — 954,738
Trading Companies & Distributors ............................ — 1,051,584 — 1,051,584
Transportation Infrastructure ............................... — 1,656,794 101,765 1,758,559
Wireless Telecommunication Services ......................... — 674,393 316,000 990,393
Foreign Agency Obligations ................................. — 3,931,805 — 3,931,805
Foreign Government Obligations .............................. — 18,900,845 — 18,900,845
Investment Companies .................................... 88,553,371 — — 88,553,371
Non-Agency Mortgage-Backed Securities ........................ — 41,150,975 — 41,150,975
Preferred Securities
Banks ............................................... — 29,756 — 29,756
Chemicals ............................................ — 100,496 — 100,496
Electric Utilities ........................................ — 240,608 — 240,608
Household Products ..................................... — 317,490 — 317,490
Independent Power and Renewable Electricity Producers ............ — 193,903 — 193,903
IT Services ........................................... — — 9,675 9,675
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Machinery ............................................ $ — $ 225,166 $ — $ 225,166
U.S. Government Sponsored Agency Securities .................... — 311,599 — 311,599
Warrants .............................................. — — — —
Short-Term Securities
Foreign Government Obligations .............................. — 878,919 — 878,919
Money Market Funds ...................................... 271,148,783 — — 271,148,783
Unfunded Floating Rate Loan Interests
(a)
........................... — 269 78 347
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (307) — (307)
$ 490,819,082 $ 1,065,091,921 $ 4,637,081 $ 1,560,548,084
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 26,533 $ — $ 26,533
Equity contracts ........................................... 1,945,488 — — 1,945,488
Foreign currency exchange contracts ............................ — 452,668 — 452,668
Interest rate contracts ....................................... 1,959,548 64,784 — 2,024,332
Liabilities
Foreign currency exchange contracts ............................ (2,187,334) (17,418) — (2,204,752)
Interest rate contracts ....................................... (4,222) — — (4,222)
$ 1,713,480 $ 526,567 $ — $ 2,240,047
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Sol
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NYRS New York Registered Shares
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)